Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.3%
Adelaide Brighton Ltd.	535,999	1,272,550
Afterpay Touch Group Ltd. *	212,664	4,545,532
AGL Energy Ltd.	744,895	10,283,518
ALS Ltd.	589,330	3,607,537
Altium Ltd.	130,925	3,174,793
Alumina Ltd.	2,864,202	4,475,270
Amcor plc	1,856,689	19,151,934
AMP Ltd.	3,849,830	5,090,869
Ansell Ltd.	150,538	3,020,097
APA Group	1,367,654	10,175,894
Aristocrat Leisure Ltd.	741,755	17,018,449
ASX Ltd.	225,940	12,487,399
Atlas Arteria Ltd.	813,185	4,207,794
Aurizon Holdings Ltd.	2,154,984	8,425,109
AusNet Services	1,979,870	2,330,180
Australia & New Zealand Banking Group Ltd.	3,257,181	54,726,431
Bank of Queensland Ltd. (a)	480,276	2,543,644
Beach Energy Ltd.	2,036,579	3,306,101
Bendigo & Adelaide Bank Ltd.	582,838	3,954,144
BHP Group Ltd.	3,388,795	87,630,085
BlueScope Steel Ltd.	610,695	6,010,229
Boral Ltd.	1,412,942	4,912,370
Brambles Ltd.	1,875,673	15,922,252
Caltex Australia Ltd.	282,354	6,600,416
Challenger Ltd.	723,244	3,982,107
Charter Hall Group	548,636	4,011,563
CIMIC Group Ltd.	108,922	2,478,422
Cleanaway Waste Management Ltd.	1,618,986	2,321,574
Coca-Cola Amatil Ltd.	602,877	4,640,605
Cochlear Ltd.	63,943	10,120,313
Coles Group Ltd.	1,296,789	14,262,429
Commonwealth Bank of Australia	2,047,396	111,924,287
Computershare Ltd.	554,831	6,653,851
Crown Resorts Ltd.	425,330	3,714,120
CSL Ltd.	522,644	100,214,839
CSR Ltd.	524,325	1,688,150
Dexus	1,268,570	10,494,084
Domino's Pizza Enterprises Ltd.	71,871	2,567,768
Downer EDI Ltd.	692,359	3,919,769
Evolution Mining Ltd.	1,227,456	3,246,283
Flight Centre Travel Group Ltd.	61,560	1,833,373
Fortescue Metals Group Ltd.	1,834,744	12,075,134
Goodman Group	2,071,095	20,761,172
Harvey Norman Holdings Ltd. (a)	651,467	1,894,805
IDP Education Ltd.	153,838	1,887,576
Iluka Resources Ltd.	464,164	2,988,904
Incitec Pivot Ltd.	1,927,748	4,211,690
Insurance Australia Group Ltd.	2,662,858	14,211,131
IOOF Holdings Ltd.	399,876	2,117,828
James Hardie Industries plc	512,264	10,034,507
LendLease Group	660,689	8,629,447
Macquarie Group Ltd.	355,274	33,174,430
Security	Number of Shares	Value ($)
Magellan Financial Group Ltd.	148,484	5,271,811
Medibank Pvt Ltd.	3,194,173	7,043,357
Metcash Ltd.	989,204	2,007,293
Mirvac Group	4,447,086	10,136,991
National Australia Bank Ltd.	3,339,427	58,480,038
Newcrest Mining Ltd.	881,323	18,336,864
Northern Star Resources Ltd.	698,505	4,530,976
Nufarm Ltd. *	360,350	1,206,517
Oil Search Ltd.	1,566,536	7,883,462
Orica Ltd.	428,094	6,885,804
Origin Energy Ltd.	2,015,861	11,862,698
Orora Ltd.	1,348,465	2,946,089
OZ Minerals Ltd.	343,638	2,452,208
Perpetual Ltd.	49,203	1,322,251
Platinum Asset Management Ltd.	386,822	1,119,847
Qantas Airways Ltd.	696,601	3,439,621
QBE Insurance Group Ltd.	1,576,945	13,525,067
Qube Holdings Ltd.	1,474,216	3,350,457
Ramsay Health Care Ltd.	151,043	7,456,038
REA Group Ltd.	58,274	4,113,510
Rio Tinto Ltd.	427,670	28,030,846
Santos Ltd.	2,016,252	11,114,913
Scentre Group	5,926,885	15,795,245
SEEK Ltd.	403,229	6,324,936
Seven Group Holdings Ltd.	152,087	1,969,992
Shopping Centres Australasia Property Group	1,114,203	2,049,920
Sims Metal Management Ltd.	169,625	1,237,984
Sonic Healthcare Ltd.	554,384	11,294,559
South32 Ltd.	5,815,640	10,620,988
Stockland	2,696,964	9,212,344
Suncorp Group Ltd.	1,438,591	13,019,584
Sydney Airport	1,270,308	7,887,790
Tabcorp Holdings Ltd.	2,163,244	7,008,816
Telstra Corp., Ltd.	4,819,213	12,582,504
The GPT Group	2,212,278	9,202,768
The Star Entertainment Grp Ltd.	969,570	3,121,690
TPG Telecom Ltd.	415,423	1,964,135
Transurban Group	3,117,534	32,368,548
Treasury Wine Estates Ltd.	826,787	10,457,765
Vicinity Centres	3,662,526	6,639,252
Vocus Group Ltd. *	672,738	1,437,926
Washington H Soul Pattinson & Co., Ltd.	101,210	1,527,993
Wesfarmers Ltd.	1,299,562	37,244,239
Westpac Banking Corp.	4,105,116	68,084,702
Whitehaven Coal Ltd.	811,963	1,730,017
WiseTech Global Ltd.	87,827	1,620,601
Woodside Petroleum Ltd.	1,070,880	24,997,087
Woolworths Group Ltd.	1,451,304	39,030,886
Worley Ltd.	354,348	3,595,215
Xero Ltd. *	108,294	5,953,766
		1,255,430,668

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Austria 0.2%
ANDRITZ AG	81,974	3,199,613
Erste Group Bank AG *	323,852	11,605,077
OMV AG	162,909	9,293,720
Raiffeisen Bank International AG	150,521	3,536,703
Telekom Austria AG *	180,044	1,447,186
Verbund AG	73,907	3,844,693
Vienna Insurance Group AG Wiener Versicherung Gruppe	41,343	1,144,179
voestalpine AG	133,564	3,541,788
		37,612,959

Belgium 0.9%
Ackermans & van Haaren N.V.	24,975	3,758,861
Ageas	213,562	12,828,597
Anheuser-Busch InBev S.A.	889,769	70,508,749
Argenx SE *	47,411	7,057,176
Colruyt S.A.	56,181	2,911,424
Groupe Bruxelles Lambert S.A.	85,539	8,686,441
KBC Groep N.V.	316,634	23,090,845
Proximus SADP	162,221	4,897,321
Sofina S.A.	18,075	3,922,126
Solvay S.A.	77,881	8,930,648
Telenet Group Holding N.V. *	56,071	2,532,307
UCB S.A.	139,860	11,343,663
Umicore S.A.	235,781	10,133,716
		170,601,874

Canada 7.8%
Agnico Eagle Mines Ltd.	279,856	16,628,071
Alimentation Couche-Tard, Inc., B Shares	981,000	32,098,069
Bank of Montreal	732,572	56,377,572
Barrick Gold Corp.	2,032,751	33,944,225
Bausch Health Cos., Inc. *	404,280	11,419,978
BCE, Inc.	344,851	16,600,620
Brookfield Asset Management, Inc., Class A	1,018,897	58,951,428
Canadian Imperial Bank of Commerce	509,019	44,247,193
Canadian National Railway Co.	834,402	75,766,780
Canadian Natural Resources Ltd.	1,362,136	38,056,742
Canadian Pacific Railway Ltd.	159,912	37,872,025
Canadian Tire Corp., Ltd., Class A	66,400	7,736,544
Canadian Utilities Ltd., Class A	132,702	3,902,383
Canopy Growth Corp. *(a)	209,200	3,860,336
Cenovus Energy, Inc.	1,185,059	10,474,378
CGI, Inc. *	272,638	22,593,085
Constellation Software, Inc.	22,758	24,330,200
Dollarama, Inc.	359,868	13,164,680
Enbridge, Inc.	2,275,416	86,168,586
Encana Corp.	1,736,640	6,811,891
Fairfax Financial Holdings Ltd.	30,439	13,750,201
Fortis, Inc.	495,663	19,419,765
Franco-Nevada Corp.	210,099	20,669,028
George Weston Ltd.	84,265	6,854,124
Great-West Lifeco, Inc.	302,374	7,614,839
Husky Energy, Inc. (a)	338,483	2,464,243
Hydro One Ltd.	369,194	6,954,439
IGM Financial, Inc.	91,902	2,643,069
Imperial Oil Ltd.	267,636	6,701,730
Intact Financial Corp.	157,930	16,285,844
Inter Pipeline Ltd.	514,506	8,521,838
Loblaw Cos. Ltd.	208,943	11,263,180
Magna International, Inc.	340,254	18,746,311
Manulife Financial Corp.	2,266,646	44,590,597
Metro, Inc.	280,473	12,285,277
Security	Number of Shares	Value ($)
National Bank of Canada	394,821	21,149,267
Nutrien Ltd.	660,082	31,159,150
Pembina Pipeline Corp.	589,178	20,572,991
Power Corp. of Canada	409,754	9,945,770
Power Financial Corp.	259,281	6,340,257
Restaurant Brands International, Inc.	278,135	18,274,302
RioCan Real Estate Investment Trust	353,928	7,231,776
Rogers Communications, Inc., B Shares	413,407	20,050,201
Royal Bank of Canada	1,660,533	135,930,550
Saputo, Inc.	248,889	7,523,353
Shaw Communications, Inc., B Shares	519,284	10,731,674
Shopify, Inc., Class A *	114,003	38,232,740
Sun Life Financial, Inc.	679,689	31,015,208
Suncor Energy, Inc.	1,807,796	56,387,719
TC Energy Corp.	1,067,621	54,014,027
Teck Resources Ltd., Class B	582,970	9,129,137
TELUS Corp.	230,839	8,715,660
The Bank of Nova Scotia	1,428,770	80,611,349
The Toronto-Dominion Bank	2,134,959	123,106,727
Thomson Reuters Corp.	223,770	15,647,474
Waste Connections, Inc.	302,108	27,241,464
Wheaton Precious Metals Corp.	513,541	14,111,987
		1,546,892,054

Denmark 1.5%
Ambu A/S, Class B (a)	189,555	3,278,414
AP Moller - Maersk A/S, A Shares	4,974	6,463,029
AP Moller - Maersk A/S, B Shares	7,448	10,417,352
Carlsberg A/S, B Shares	120,729	17,381,384
Chr Hansen Holding A/S	119,769	9,102,331
Coloplast A/S, B Shares	150,986	17,851,659
Danske Bank A/S	756,110	10,216,255
Demant A/S *	116,519	3,567,926
DSV PANALPINA A/S	236,600	25,781,453
Genmab A/S *	67,588	15,758,963
GN Store Nord A/S	151,887	7,161,309
H. Lundbeck A/S	68,883	2,640,901
ISS A/S	211,713	4,862,926
Jyske Bank A/S *	79,430	2,637,352
Maersk Drilling A/S *	25,220	1,528,147
Novo Nordisk A/S, B Shares	1,901,315	106,956,685
Novozymes A/S, B Shares	244,795	11,704,383
Orsted A/S	183,068	16,884,703
Pandora A/S	100,244	4,038,518
Rockwool International A/S, B Shares	8,374	1,872,175
Tryg A/S	138,168	3,975,970
Vestas Wind Systems A/S	219,632	20,918,259
		305,000,094

Finland 1.0%
Elisa Oyj	162,378	8,685,135
Fortum Oyj	488,491	11,520,874
Huhtamaki Oyj	103,659	4,554,633
Kesko Oyj, B Shares	79,303	5,354,795
Kone Oyj, B Shares	448,075	28,071,785
Metso Oyj	126,523	4,854,749
Neste Oyj	481,678	16,294,095
Nokia Oyj	6,465,689	22,895,010
Nokian Renkaat Oyj	152,156	4,120,364
Nordea Bank Abp	3,705,379	26,278,270
Orion Oyj, Class B	117,723	5,127,156
Sampo Oyj, A Shares	563,285	22,793,570
Stora Enso Oyj, R Shares	692,786	9,319,165
UPM-Kymmene Oyj	614,624	20,547,397
Wartsila Oyj Abp	561,395	5,655,132
		196,072,130

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 9.3%
Accor S.A.	217,982	9,332,674
Aeroports de Paris	33,313	6,519,739
Air France-KLM *	204,943	2,413,362
Air Liquide S.A.	530,789	72,014,778
Airbus SE	634,558	93,335,153
ALD S.A.	91,125	1,376,500
Alstom S.A.	213,428	9,314,194
Amundi S.A.	64,095	4,855,109
Arkema S.A.	81,840	8,487,674
Atos SE	108,888	9,254,220
AXA S.A.	2,216,009	60,339,074
BioMerieux	50,375	4,557,343
BNP Paribas S.A.	1,241,138	69,751,379
Bollore S.A.	1,091,715	4,670,454
Bollore S.A. New *	6,240	26,214
Bouygues S.A.	239,266	9,782,251
Bureau Veritas S.A.	314,522	8,239,779
Capgemini SE	178,962	21,182,683
Carrefour S.A.	658,144	10,870,533
Casino Guichard Perrachon S.A. (a)	66,858	2,944,283
Cie de Saint-Gobain	565,562	22,916,889
Cie Generale des Etablissements Michelin S.C.A.	210,363	25,258,952
Cie Plastic Omnium S.A.	64,486	1,753,382
CNP Assurances	184,299	3,641,490
Covivio	52,067	5,763,872
Credit Agricole S.A.	1,305,786	17,874,620
Danone S.A.	690,458	56,884,274
Dassault Aviation S.A.	2,723	3,707,940
Dassault Systemes SE	152,828	24,096,672
Edenred	281,834	13,999,298
Eiffage S.A.	84,472	9,230,060
Electricite de France S.A.	591,816	6,084,250
Elis S.A.	224,552	4,483,875
Engie S.A.	1,910,371	30,247,553
EssilorLuxottica S.A.	337,545	52,476,986
Eurazeo SE	52,371	3,571,484
Eurofins Scientific SE	12,852	6,753,717
Euronext N.V.	70,090	5,297,630
Eutelsat Communications S.A.	211,415	3,470,952
Faurecia SE	84,137	4,465,923
Gecina S.A.	59,572	10,299,267
Getlink SE	523,353	8,834,623
Hermes International	35,157	26,359,600
ICADE	36,513	3,657,552
Iliad S.A. (a)	27,917	3,556,778
Imerys S.A.	41,895	1,662,964
Ingenico Group S.A.	70,262	7,503,831
Ipsen S.A.	38,815	4,386,736
JCDecaux S.A.	85,441	2,449,389
Kering S.A.	85,371	51,460,919
Klepierre S.A.	215,312	7,732,218
L'Oreal S.A.	277,645	79,196,206
Lagardere S.C.A.	145,359	3,178,211
Legrand S.A.	308,497	24,381,871
LVMH Moet Hennessy Louis Vuitton SE	286,904	128,845,455
Natixis S.A.	930,807	3,892,786
Orange S.A.	2,230,236	36,885,882
Orpea	50,349	6,234,314
Pernod-Ricard S.A.	242,984	44,661,301
Peugeot S.A.	632,254	15,280,946
Publicis Groupe S.A.	247,924	10,918,041
Remy Cointreau S.A.	29,303	3,776,980
Renault S.A.	209,950	10,059,438
Rexel S.A.	355,096	4,336,183
Rubis S.C.A.	105,981	6,041,387
Safran S.A.	378,233	61,909,559
Security	Number of Shares	Value ($)
Sanofi	1,250,032	116,478,917
Sartorius Stedim Biotech	28,403	4,512,802
Schneider Electric SE	608,882	58,810,562
SCOR SE	181,162	7,788,224
SEB S.A.	30,689	4,771,116
SES S.A.	415,683	5,520,611
Societe BIC S.A.	30,929	2,131,395
Societe Generale S.A.	883,566	27,823,726
Sodexo S.A.	100,938	11,774,933
STMicroelectronics N.V.	715,728	17,598,310
Suez	419,625	6,216,087
TechnipFMC plc	527,400	9,894,416
Teleperformance	67,126	15,912,826
Thales S.A.	114,370	11,213,203
Total S.A.	2,778,034	145,924,227
Ubisoft Entertainment S.A. *	101,578	6,171,196
Valeo S.A.	277,807	10,953,648
Veolia Environnement S.A.	581,011	14,888,076
Vinci S.A.	533,651	58,240,201
Vivendi S.A.	926,448	25,455,825
Wendel S.A.	31,782	4,285,740
Worldline S.A. *	122,039	7,905,414
		1,853,021,107

Germany 7.1%
1&1 Drillisch AG	57,474	1,522,168
adidas AG	224,631	70,031,011
Allianz SE	488,813	117,144,117
Aroundtown S.A.	1,016,848	8,837,116
Axel Springer SE *	49,986	3,444,661
BASF SE	1,050,913	79,049,035
Bayer AG	1,073,740	81,334,343
Bayerische Motoren Werke AG	365,240	29,518,916
Beiersdorf AG	115,036	13,425,879
Brenntag AG	182,146	9,722,385
Carl Zeiss Meditec AG	42,980	5,260,263
Commerzbank AG	1,170,490	6,789,755
Continental AG	123,221	16,113,412
Covestro AG	199,996	9,371,915
Daimler AG	986,549	55,693,782
Delivery Hero SE *	128,857	6,819,733
Deutsche Bank AG	2,368,491	17,089,648
Deutsche Boerse AG	211,131	32,416,439
Deutsche Lufthansa AG	269,325	5,113,614
Deutsche Post AG	1,121,197	41,834,094
Deutsche Telekom AG	3,701,518	62,182,606
Deutsche Wohnen SE	407,026	15,909,498
DWS Group GmbH & Co. KGaA	40,591	1,381,159
E.ON SE	2,491,821	26,095,589
Evonik Industries AG	191,608	5,564,774
Fielmann AG	28,055	2,191,635
Fraport AG Frankfurt Airport Services Worldwide	38,948	3,320,436
Fresenius Medical Care AG & Co. KGaA	242,713	17,812,482
Fresenius SE & Co. KGaA	465,260	25,465,111
FUCHS PETROLUB SE	35,560	1,433,069
GEA Group AG	193,611	6,227,081
GRENKE AG	32,000	2,988,488
Hannover Rueck SE	68,522	12,730,575
Hapag-Lloyd AG	36,112	2,914,612
HeidelbergCement AG	168,839	12,491,465
Hella GmbH & Co. KGaA	50,645	2,735,101
Henkel AG & Co. KGaA	119,234	11,542,841
HOCHTIEF AG	24,479	3,009,447
HUGO BOSS AG	72,622	3,423,122
Infineon Technologies AG	1,427,263	30,510,906
K+S AG	217,516	2,459,489
KION Group AG	78,730	5,227,561

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Knorr-Bremse AG	53,919	5,248,343
LANXESS AG	96,153	6,414,109
LEG Immobilien AG	72,854	8,229,690
Merck KGaA	147,483	17,237,168
METRO AG	204,219	3,293,139
MTU Aero Engines AG	60,123	16,301,113
Muenchener Rueckversicherungs-Gesellschaft AG	165,497	47,553,515
Nemetschek SE	63,049	3,729,632
OSRAM Licht AG	104,535	4,511,289
ProSiebenSat.1 Media SE	235,464	3,533,465
Puma SE	95,598	7,188,715
QIAGEN N.V. *	247,881	10,620,969
Rational AG	4,051	3,104,310
Rheinmetall AG	49,791	5,305,494
Rocket Internet SE *	81,118	2,041,037
RTL Group S.A.	49,638	2,369,847
RWE AG	670,025	19,880,294
SAP SE	1,116,208	151,970,693
Scout24 AG	126,978	7,868,336
Siemens AG	872,128	112,623,595
Siemens Healthineers AG	152,039	7,379,435
Suedzucker AG	89,240	1,340,154
Symrise AG	144,415	14,018,787
Talanx AG *	42,689	2,036,201
Telefonica Deutschland Holding AG	838,650	2,562,332
ThyssenKrupp AG	534,006	6,700,489
Uniper SE	231,321	7,473,100
United Internet AG	132,856	4,504,477
Volkswagen AG	36,141	6,899,868
Vonovia SE	623,119	32,490,650
Wacker Chemie AG	19,795	1,366,306
Wirecard AG	132,225	17,465,800
Zalando SE *	171,722	7,403,222
		1,418,814,907

Hong Kong 3.2%
AAC Technologies Holdings, Inc.	846,691	5,938,275
AIA Group Ltd.	13,966,974	139,888,315
ASM Pacific Technology Ltd.	347,507	4,537,091
BOC Aviation Ltd.	258,145	2,438,737
BOC Hong Kong Holdings Ltd.	4,160,104	14,136,727
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd. *	1,317,600	4,696,246
Cafe de Coral Holdings Ltd.	427,843	1,071,281
Champion REIT	2,118,870	1,364,262
China Mengniu Dairy Co., Ltd. *	3,199,217	12,240,625
Chow Tai Fook Jewellery Group Ltd.	1,133,803	1,064,604
CK Asset Holdings Ltd.	3,080,540	20,483,805
CK Hutchison Holdings Ltd.	3,081,495	27,989,434
CK Infrastructure Holdings Ltd.	719,204	4,869,575
CLP Holdings Ltd.	1,891,935	19,504,858
Dah Sing Financial Holdings Ltd.	203,300	740,194
Dairy Farm International Holdings Ltd.	360,311	2,107,819
First Pacific Co., Ltd.	2,750,015	1,011,791
Galaxy Entertainment Group Ltd.	2,451,872	16,037,284
Guotai Junan International Holdings Ltd.	6,315,500	1,008,511
Hang Lung Group Ltd.	1,120,415	2,710,953
Hang Lung Properties Ltd.	2,300,319	4,713,630
Hang Seng Bank Ltd.	829,604	16,914,797
Henderson Land Development Co., Ltd.	1,488,394	7,158,894
Hong Kong & China Gas Co., Ltd.	11,387,831	21,705,655
Hong Kong Exchanges & Clearing Ltd.	1,465,524	46,281,183
Hongkong Land Holdings Ltd.	1,325,317	7,289,243
Hysan Development Co., Ltd.	746,500	2,813,292
Jardine Matheson Holdings Ltd.	252,648	14,203,871
Jardine Strategic Holdings Ltd.	212,513	6,747,288
Kerry Logistics Network Ltd.	703,855	1,086,208
Security	Number of Shares	Value ($)
Kerry Properties Ltd.	697,788	2,250,857
L'Occitane International S.A.	636,100	1,568,360
Lenovo Group Ltd.	8,464,632	5,590,642
Li & Fung Ltd.	7,646,843	879,200
Link REIT	2,422,412	24,757,173
Melco International Development Ltd.	946,082	2,320,561
MGM China Holdings Ltd.	952,423	1,416,270
Minth Group Ltd.	773,943	2,659,649
MTR Corp. Ltd.	1,648,779	9,246,769
NagaCorp Ltd.	1,773,824	3,127,178
New World Development Co., Ltd.	6,670,255	8,708,761
Nexteer Automotive Group Ltd.	961,484	805,766
NWS Holdings Ltd.	1,688,766	2,265,280
PCCW Ltd.	5,204,235	3,138,065
Power Assets Holdings Ltd.	1,604,394	11,160,200
PRADA S.p.A.	587,126	2,133,913
Samsonite International S.A.	1,440,186	3,201,333
Sands China Ltd.	2,768,434	13,085,760
Semiconductor Manufacturing International Corp. *(a)	3,547,059	4,522,327
Shangri-La Asia Ltd.	1,464,319	1,518,990
Shougang Fushan Resources Group Ltd.	5,668,700	1,231,106
Shui On Land Ltd.	2,992,895	627,045
Sino Land Co., Ltd.	3,676,841	5,514,498
SJM Holdings Ltd.	2,284,740	2,329,178
Sun Art Retail Group Ltd.	2,659,648	3,010,377
Sun Hung Kai Properties Ltd.	1,635,920	23,803,940
Swire Pacific Ltd., A Shares	678,561	6,107,071
Swire Pacific Ltd., B Shares	838,347	1,218,791
Swire Properties Ltd.	1,237,833	3,850,562
Techtronic Industries Co., Ltd.	1,420,977	10,683,082
Television Broadcasts Ltd.	685,900	1,116,332
The Bank of East Asia Ltd.	1,475,398	3,328,610
The Wharf Holdings Ltd.	1,485,399	3,594,067
Tingyi Cayman Islands Holding Corp.	2,168,533	3,529,381
Towngas China Co., Ltd. *	1,576,300	1,113,594
Uni-President China Holdings Ltd.	1,333,942	1,354,775
United Energy Group Ltd. *	8,010,172	1,524,724
Vitasoy International Holdings Ltd.	970,840	3,733,165
VTech Holdings Ltd.	193,713	1,830,038
Want Want China Holdings Ltd.	6,646,168	5,722,612
WH Group Ltd.	9,585,460	9,845,370
Wharf Real Estate Investment Co., Ltd.	1,404,591	7,796,554
Wheelock & Co., Ltd.	958,914	5,959,716
Wynn Macau Ltd.	1,647,269	3,623,771
Xinyi Glass Holdings Ltd.	2,645,090	3,108,790
Xinyi Solar Holdings Ltd.	3,767,063	2,314,787
Yue Yuen Industrial Holdings Ltd.	856,375	2,532,667
		637,516,105

Ireland 0.2%
AIB Group plc	865,484	2,834,220
Bank of Ireland Group plc	1,043,080	5,244,457
Glanbia plc	234,350	2,728,645
Kerry Group plc, A Shares	168,034	21,565,932
Kingspan Group plc	176,576	9,524,369
		41,897,623

Israel 0.5%
Airport City Ltd. *	99,843	1,898,113
Alony Hetz Properties & Investments Ltd.	118,948	1,781,084
Amot Investments Ltd.	143,801	1,063,351
Azrieli Group Ltd.	46,403	3,625,214
Bank Hapoalim B.M.	1,291,827	10,434,832
Bank Leumi Le-Israel	1,710,053	12,423,399
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,646,990	2,209,830

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Delek Group Ltd.	—	9
Elbit Systems Ltd.	27,999	4,645,925
Fattal Holdings 1998 Ltd.	5,651	863,910
First International Bank of Israel Ltd. *	59,871	1,837,486
Gazit-Globe Ltd.	109,338	1,183,463
Harel Insurance Investments & Financial Services Ltd.	166,031	1,403,328
Israel Chemicals Ltd.	793,079	3,725,307
Israel Discount Bank Ltd., A Shares	1,337,239	6,165,764
Mehadrin Ltd. *	—	14
Melisron Ltd.	18,771	1,213,859
Mizrahi Tefahot Bank Ltd.	152,418	4,079,590
Nice Ltd. *	72,087	10,947,768
Paz Oil Co., Ltd.	13,564	2,024,769
Shufersal Ltd.	141,664	925,076
Strauss Group Ltd.	56,870	1,779,799
Teva Pharmaceutical Industries Ltd. *	1,154,842	11,994,036
The Israel Corp., Ltd. *	3,246	661,716
Tower Semiconductor Ltd. *	129,459	2,879,354
		89,766,996

Italy 2.2%
A2A S.p.A.	1,784,931	3,360,472
Amplifon S.p.A.	137,526	4,027,458
Assicurazioni Generali S.p.A.	1,465,551	29,942,940
Atlantia S.p.A.	618,518	13,721,400
Banca Mediolanum S.p.A.	312,845	3,178,650
Banco BPM S.p.A. *	1,732,256	3,860,082
Buzzi Unicem S.p.A.	110,475	2,738,283
CNH Industrial N.V.	1,146,938	12,302,166
Davide Campari-Milano S.p.A.	656,824	6,000,116
DiaSorin S.p.A.	25,748	3,443,677
Enel S.p.A.	8,963,694	67,760,394
Eni S.p.A.	2,865,377	43,327,537
EXOR N.V.	118,614	9,081,629
Ferrari N.V.	142,131	24,039,878
Fiat Chrysler Automobiles N.V.	1,279,143	18,927,345
FinecoBank Banca Fineco S.p.A.	702,194	8,717,934
Hera S.p.A.	890,617	3,931,906
Infrastrutture Wireless Italiane S.p.A.	273,697	2,773,343
Intesa Sanpaolo S.p.A.	17,084,294	43,334,857
Italgas S.p.A.	420,396	2,643,968
Leonardo S.p.A.	444,769	5,205,622
Mediaset S.p.A. *	387,025	1,170,958
Mediobanca Banca di Credito Finanziario S.p.A.	923,568	10,336,012
Moncler S.p.A.	208,226	9,130,796
Pirelli & C S.p.A.	497,673	2,825,982
Poste Italiane S.p.A.	523,693	6,114,921
Prysmian S.p.A.	282,948	6,454,836
Recordati S.p.A.	109,399	4,592,132
Saipem S.p.A. *	649,777	2,973,244
Salvatore Ferragamo Italia S.p.A.	78,162	1,559,453
Snam S.p.A.	2,635,106	13,109,474
Telecom Italia S.p.A. *	13,419,503	8,407,285
Tenaris S.A.	544,676	5,796,604
Terna Rete Elettrica Nazionale S.p.A.	1,638,470	10,532,346
UniCredit S.p.A.	2,563,178	35,502,231
Unione di Banche Italiane S.p.A.	1,128,217	3,648,571
UnipolSai Assicurazioni S.p.A.	711,331	2,072,941
		436,547,443

Japan 22.5%
ABC-Mart, Inc.	28,843	1,920,057
Acom Co., Ltd.	393,144	1,629,873
Advantest Corp.	228,504	11,163,331
Aeon Co., Ltd.	815,141	16,621,403
Security	Number of Shares	Value ($)
AEON Financial Service Co., Ltd.	124,899	1,887,571
Aeon Mall Co., Ltd.	129,661	2,082,675
AGC, Inc.	208,259	7,597,431
Aica Kogyo Co., Ltd.	60,237	1,916,957
Ain Holdings, Inc.	34,752	2,157,918
Air Water, Inc.	175,682	2,820,281
Aisin Seiki Co., Ltd.	194,360	7,347,734
Ajinomoto Co., Inc.	568,825	9,474,357
Alfresa Holdings Corp.	194,844	4,022,850
Alps Alpine Co., Ltd.	220,218	4,969,032
Amada Holdings Co., Ltd.	356,978	3,976,926
Amano Corp.	79,800	2,386,494
ANA Holdings, Inc.	132,954	4,524,880
Anritsu Corp. (a)	163,400	3,105,063
Aozora Bank Ltd.	133,574	3,400,642
Ariake Japan Co., Ltd.	22,413	1,598,443
Asahi Group Holdings Ltd.	435,421	20,938,060
Asahi Intecc Co., Ltd.	222,134	6,470,710
Asahi Kasei Corp.	1,426,130	16,011,568
Asics Corp.	214,422	3,549,878
Astellas Pharma, Inc.	2,166,931	36,953,188
Autobacs Seven Co., Ltd.	80,995	1,323,167
Azbil Corp.	154,964	4,386,708
Bandai Namco Holdings, Inc.	223,447	13,542,304
Benefit One, Inc.	66,518	1,449,899
Benesse Holdings, Inc.	75,410	1,988,714
Bic Camera, Inc.	172,277	1,879,929
Bridgestone Corp.	666,040	26,608,757
Brother Industries Ltd.	267,169	5,294,099
Calbee, Inc.	83,966	2,702,768
Canon Marketing Japan, Inc.	56,978	1,311,155
Canon, Inc.	1,161,316	32,132,111
Capcom Co., Ltd.	99,511	2,387,137
Casio Computer Co., Ltd.	243,160	4,634,051
Central Japan Railway Co.	206,869	41,738,385
Chubu Electric Power Co., Inc.	793,747	11,060,706
Chugai Pharmaceutical Co., Ltd.	246,710	21,532,775
Citizen Watch Co., Ltd.	308,843	1,709,057
Coca-Cola Bottlers Japan Holdings, Inc.	163,555	3,926,455
COMSYS Holdings Corp.	131,942	3,813,318
Concordia Financial Group Ltd.	1,318,976	5,347,688
Cosmo Energy Holdings Co., Ltd.	66,642	1,437,388
Cosmos Pharmaceutical Corp.	10,749	2,167,272
Credit Saison Co., Ltd.	183,366	3,030,705
CyberAgent, Inc.	109,790	3,789,665
Dai Nippon Printing Co., Ltd.	335,312	8,962,270
Dai-ichi Life Holdings, Inc.	1,265,472	20,372,817
Daicel Corp.	317,530	3,119,919
Daido Steel Co., Ltd.	43,574	1,963,635
Daifuku Co., Ltd.	114,343	6,651,127
Daiichi Sankyo Co., Ltd.	732,331	45,888,552
Daiichikosho Co., Ltd.	44,268	2,190,965
Daikin Industries Ltd.	304,859	43,831,659
Daishi Hokuetsu Financial Group, Inc.	46,455	1,254,383
Daito Trust Construction Co., Ltd.	73,115	8,936,575
Daiwa House Industry Co., Ltd.	749,831	22,931,093
Daiwa Securities Group, Inc.	1,773,600	8,988,659
DeNA Co., Ltd.	134,007	2,156,153
Denka Co., Ltd.	108,526	3,230,707
Denso Corp.	518,688	23,151,739
Dentsu, Inc.	248,618	9,012,998
DIC Corp.	101,849	2,762,227
Disco Corp.	31,284	6,747,585
DMG Mori Co., Ltd.	114,879	1,816,916
Dowa Holdings Co., Ltd.	54,111	1,934,477
East Japan Railway Co.	417,093	38,353,817
Ebara Corp.	108,907	3,271,884
Eisai Co., Ltd.	306,041	22,664,528
Electric Power Development Co., Ltd.	195,296	4,681,326

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ezaki Glico Co., Ltd.	62,886	2,882,730
FamilyMart Co., Ltd	265,313	6,260,330
Fancl Corp.	76,644	2,045,053
FANUC Corp.	234,866	44,834,935
Fast Retailing Co., Ltd.	59,349	36,142,679
FP Corp.	25,496	1,515,651
Fuji Electric Co., Ltd.	149,846	4,611,278
Fuji Media Holdings, Inc.	61,200	827,661
Fuji Oil Holdings, Inc.	53,024	1,488,894
Fuji Seal International, Inc.	55,463	1,243,372
FUJIFILM Holdings Corp.	415,808	19,638,015
Fujikura Ltd.	357,877	1,539,221
Fujitsu General Ltd.	67,181	1,275,402
Fujitsu Ltd.	219,809	19,973,695
Fukuoka Financial Group, Inc.	185,643	3,534,523
Fukuyama Transporting Co., Ltd.	43,909	1,635,912
Furukawa Electric Co., Ltd.	72,793	2,000,794
Fuyo General Lease Co., Ltd.	22,409	1,479,473
Glory Ltd.	64,856	1,957,347
GMO internet, Inc.	63,840	1,347,222
GMO Payment Gateway, Inc.	54,482	3,860,655
Goldwin, Inc.	40,544	2,928,527
GS Yuasa Corp.	87,844	1,776,773
GungHo Online Entertainment, Inc.	35,210	757,509
H2O Retailing Corp.	90,035	998,105
Hakuhodo DY Holdings, Inc.	264,292	4,269,314
Hamamatsu Photonics K.K.	150,919	6,112,006
Hankyu Hanshin Holdings, Inc.	249,640	10,714,163
Haseko Corp.	319,491	4,107,783
Heiwa Corp.	58,493	1,202,869
Hikari Tsushin, Inc.	26,250	6,117,250
Hino Motors Ltd.	299,765	2,931,680
Hirose Electric Co., Ltd.	38,247	4,700,983
HIS Co., Ltd.	38,100	1,061,136
Hisamitsu Pharmaceutical Co., Inc.	86,487	4,241,030
Hitachi Capital Corp.	57,815	1,433,892
Hitachi Chemical Co., Ltd.	118,091	4,248,731
Hitachi Construction Machinery Co., Ltd.	127,146	3,350,775
Hitachi High-Technologies Corp.	75,448	4,919,174
Hitachi Ltd.	1,072,213	42,101,323
Hitachi Metals Ltd.	211,139	2,953,748
Hitachi Transport System Ltd.	50,650	1,440,734
Hokkaido Electric Power Co., Inc.	204,630	979,145
Hokuhoku Financial Group, Inc.	161,275	1,678,874
Hokuriku Electric Power Co. *	177,648	1,268,567
Honda Motor Co., Ltd.	2,021,897	56,626,409
Horiba Ltd.	46,736	3,068,504
Hoshizaki Corp.	61,901	5,409,484
House Foods Group, Inc.	82,834	2,870,560
Hoya Corp.	422,822	38,571,745
Hulic Co., Ltd.	425,985	4,788,490
Ibiden Co., Ltd.	118,558	2,798,579
Ichigo, Inc.	326,600	1,297,334
Idemitsu Kosan Co., Ltd.	277,025	7,558,677
IHI Corp.	148,384	3,459,267
Iida Group Holdings Co., Ltd.	156,411	2,778,006
Inpex Corp.	1,063,152	10,378,134
Isetan Mitsukoshi Holdings Ltd.	426,337	3,795,805
Isuzu Motors Ltd.	587,628	6,871,132
Ito En Ltd.	62,734	3,127,821
ITOCHU Corp.	1,584,074	34,542,678
Itochu Techno-Solutions Corp.	116,392	3,106,692
Itoham Yonekyu Holdings, Inc.	165,717	1,065,334
Izumi Co., Ltd.	46,613	1,796,246
J Front Retailing Co., Ltd.	285,097	3,743,672
Japan Airlines Co., Ltd.	132,382	4,112,534
Japan Airport Terminal Co., Ltd.	56,840	2,953,334
Japan Exchange Group, Inc.	616,691	10,479,974
Japan Petroleum Exploration Co., Ltd.	54,126	1,386,389
Security	Number of Shares	Value ($)
Japan Post Bank Co., Ltd.	482,356	4,668,956
Japan Post Holdings Co., Ltd.	1,530,307	14,379,380
Japan Post Insurance Co., Ltd.	217,646	3,742,374
Japan Tobacco, Inc.	1,361,216	31,006,788
JFE Holdings, Inc.	605,650	7,715,110
JGC Holdings Corp.	252,350	3,666,230
JSR Corp.	204,338	3,614,307
JTEKT Corp.	258,245	3,207,134
Justsystems Corp.	40,400	2,047,484
JXTG Holdings, Inc.	3,587,171	15,939,343
K's Holdings Corp.	214,519	2,636,678
Kagome Co., Ltd.	88,630	2,152,824
Kajima Corp.	514,850	6,784,116
Kakaku.com, Inc.	145,419	3,507,000
Kaken Pharmaceutical Co., Ltd.	38,446	2,067,820
Kamigumi Co., Ltd.	123,902	2,744,829
Kandenko Co., Ltd.	125,815	1,195,995
Kaneka Corp.	61,999	2,006,999
Kansai Mirai Financial Group, Inc.	218,649	1,433,568
Kansai Paint Co., Ltd.	229,850	5,788,753
Kao Corp.	543,418	42,735,054
Kawasaki Heavy Industries Ltd.	176,780	3,967,905
Kawasaki Kisen Kaisha Ltd. *(a)	96,581	1,602,481
KDDI Corp.	2,008,114	57,560,678
Keihan Holdings Co., Ltd.	110,655	5,405,938
Keikyu Corp.	295,056	6,064,935
Keio Corp.	135,003	8,654,197
Keisei Electric Railway Co., Ltd.	162,926	6,709,855
Kewpie Corp.	117,782	2,616,780
Keyence Corp.	207,982	71,106,256
Kikkoman Corp.	210,396	10,566,871
Kinden Corp.	152,325	2,272,843
Kintetsu Group Holdings Co., Ltd.	204,679	11,569,382
Kirin Holdings Co., Ltd.	961,424	21,272,307
Kobayashi Pharmaceutical Co., Ltd.	69,765	5,720,845
Kobe Steel Ltd.	357,344	1,824,083
Koei Tecmo Holdings Co., Ltd.	73,430	1,741,373
Koito Manufacturing Co., Ltd.	132,169	6,806,987
Kokuyo Co., Ltd.	103,802	1,563,997
Komatsu Ltd.	1,058,820	24,819,568
Konami Holdings Corp.	105,255	4,632,719
Konica Minolta, Inc.	524,906	3,436,742
Kose Corp.	32,660	5,198,281
Kubota Corp.	1,265,754	19,516,260
Kuraray Co., Ltd.	392,269	4,739,036
Kurita Water Industries Ltd.	123,791	3,459,049
Kusuri no Aoki Holdings Co., Ltd.	20,203	1,536,764
Kyocera Corp.	353,911	24,066,982
Kyoritsu Maintenance Co., Ltd.	29,062	1,395,910
Kyowa Exeo Corp.	126,442	3,290,656
Kyowa Kirin Co., Ltd.	294,819	6,253,900
Kyudenko Corp.	45,044	1,447,858
Kyushu Electric Power Co., Inc.	522,515	4,599,621
Kyushu Financial Group, Inc.	436,991	1,963,287
Kyushu Railway Co.	179,610	6,109,463
Lawson, Inc.	55,056	2,996,382
LINE Corp. *(a)	64,472	3,031,968
Lintec Corp.	56,545	1,260,399
Lion Corp.	281,825	5,674,588
LIXIL Group Corp.	303,590	5,128,678
M3, Inc.	497,654	13,678,555
Mabuchi Motor Co., Ltd.	57,132	2,175,513
Maeda Corp.	176,783	1,585,252
Maeda Road Construction Co., Ltd.	72,690	1,707,229
Makita Corp.	281,507	9,305,592
Mani, Inc.	72,300	1,915,940
Marubeni Corp.	1,777,745	13,120,021
Maruha Nichiro Corp.	48,883	1,289,143
Marui Group Co., Ltd.	231,765	5,574,550

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maruichi Steel Tube Ltd.	72,741	2,092,358
Matsui Securities Co., Ltd.	114,185	932,165
Matsumotokiyoshi Holdings Co., Ltd.	86,452	3,299,875
Mazda Motor Corp.	664,725	5,887,894
Mebuki Financial Group, Inc.	1,252,243	3,236,095
Medipal Holdings Corp.	182,076	3,903,885
Megmilk Snow Brand Co., Ltd.	56,123	1,360,666
MEIJI Holdings Co., Ltd.	152,724	10,375,916
MINEBEA MITSUMI, Inc.	489,278	9,489,786
Miraca Holdings, Inc.	61,230	1,512,998
MISUMI Group, Inc.	315,124	7,798,247
Mitsubishi Chemical Holdings Corp.	1,452,521	10,766,243
Mitsubishi Corp.	1,437,647	37,624,841
Mitsubishi Electric Corp.	2,276,453	31,420,498
Mitsubishi Estate Co., Ltd.	1,363,435	24,981,575
Mitsubishi Gas Chemical Co., Inc.	205,263	3,208,933
Mitsubishi Heavy Industries Ltd.	330,957	12,656,816
Mitsubishi Logistics Corp.	70,473	1,799,954
Mitsubishi Materials Corp.	151,590	4,047,568
Mitsubishi Motors Corp.	712,924	3,189,962
Mitsubishi Tanabe Pharma Corp.	270,197	4,942,056
Mitsubishi UFJ Financial Group, Inc.	14,352,247	75,765,081
Mitsubishi UFJ Lease & Finance Co., Ltd.	529,102	3,396,573
Mitsui & Co., Ltd.	1,945,496	34,456,118
Mitsui Chemicals, Inc.	193,758	4,640,921
Mitsui Fudosan Co., Ltd.	1,075,648	26,746,320
Mitsui Mining & Smelting Co., Ltd.	62,519	1,570,539
Mitsui OSK Lines Ltd.	130,496	3,419,994
Miura Co., Ltd.	117,935	3,941,577
Mizuho Financial Group, Inc.	29,211,953	45,134,348
Mochida Pharmaceutical Co., Ltd.	28,660	1,151,530
MonotaRO Co., Ltd.	136,452	3,837,751
Morinaga & Co., Ltd.	46,361	2,362,290
Morinaga Milk Industry Co., Ltd.	41,676	1,739,196
MS&AD Insurance Group Holdings, Inc.	559,583	18,094,086
Murata Manufacturing Co., Ltd.	657,298	38,077,788
Nabtesco Corp.	131,804	4,044,027
Nagase & Co., Ltd.	140,475	2,057,546
Nagoya Railroad Co., Ltd.	219,255	6,977,479
Nankai Electric Railway Co., Ltd.	119,849	3,244,930
NEC Corp.	288,480	11,524,975
NET One Systems Co., Ltd.	98,200	2,757,419
Nexon Co., Ltd. *	480,435	6,549,990
NGK Insulators Ltd.	306,191	5,046,797
NGK Spark Plug Co., Ltd.	233,505	4,671,806
NH Foods Ltd.	116,435	4,880,254
NHK Spring Co., Ltd.	208,724	1,843,084
Nichirei Corp.	126,987	2,948,844
Nidec Corp.	267,622	39,565,338
Nifco, Inc.	98,999	2,721,094
Nihon Kohden Corp.	87,011	2,357,425
Nihon M&A Center, Inc.	151,103	5,029,408
Nihon Unisys Ltd.	76,864	2,470,654
Nikon Corp.	399,180	5,471,365
Nintendo Co., Ltd.	123,408	47,724,672
Nippo Corp.	62,850	1,286,155
Nippon Electric Glass Co., Ltd.	90,001	1,907,518
Nippon Express Co., Ltd.	85,331	5,407,699
Nippon Kayaku Co., Ltd.	191,813	2,394,378
Nippon Paint Holdings Co., Ltd.	174,582	9,310,190
Nippon Paper Industries Co., Ltd.	112,575	1,962,430
Nippon Shinyaku Co., Ltd.	60,270	5,437,564
Nippon Shokubai Co., Ltd.	36,812	2,275,749
Nippon Steel Corp.	927,155	13,592,798
Nippon Telegraph & Telephone Corp.	711,763	35,922,876
Nippon Yusen K.K.	187,762	3,221,667
Nipro Corp.	135,012	1,621,229
Nishi-Nippon Financial Holdings, Inc.	170,610	1,316,459
Nishi-Nippon Railroad Co., Ltd.	90,884	2,138,691
Security	Number of Shares	Value ($)
Nissan Chemical Corp.	154,142	6,101,777
Nissan Motor Co., Ltd.	2,237,198	13,867,318
Nisshin Seifun Group, Inc.	300,069	5,633,658
Nisshinbo Holdings, Inc.	168,651	1,544,671
Nissin Foods Holdings Co., Ltd.	81,390	6,094,402
Nitori Holdings Co., Ltd.	84,556	13,242,036
Nitto Denko Corp.	176,515	9,896,832
NOF Corp.	76,758	2,561,871
NOK Corp.	135,675	2,121,045
Nomura Holdings, Inc.	3,810,645	19,510,809
Nomura Real Estate Holdings, Inc.	127,930	3,089,899
Nomura Research Institute Ltd.	297,280	6,268,099
NS Solutions Corp.	30,756	1,064,426
NSK Ltd.	510,527	4,932,313
NTN Corp.	539,845	1,671,148
NTT Data Corp.	706,310	9,622,998
NTT DOCOMO, Inc.	1,340,165	36,750,210
Obayashi Corp.	794,468	8,415,513
Obic Co., Ltd.	76,625	10,166,754
Odakyu Electric Railway Co., Ltd.	343,476	8,440,270
Oji Holdings Corp.	1,025,245	5,851,321
OKUMA Corp.	36,400	2,010,958
Olympus Corp.	1,294,182	19,192,326
Omron Corp.	216,572	12,716,263
Ono Pharmaceutical Co., Ltd.	504,129	11,301,586
Open House Co., Ltd.	71,880	1,922,532
Oracle Corp. Japan	36,926	3,395,533
Oriental Land Co., Ltd.	217,841	30,126,947
ORIX Corp.	1,484,692	24,301,985
Osaka Gas Co., Ltd.	451,042	8,451,632
OSG Corp.	91,880	1,873,510
Otsuka Corp.	120,874	4,840,037
Otsuka Holdings Co., Ltd.	479,276	20,893,650
PALTAC Corp.	39,846	1,972,106
Pan Pacific International Holdings Corp.	592,292	9,594,795
Panasonic Corp.	2,470,119	23,277,900
Park24 Co., Ltd.	121,844	2,942,904
Penta-Ocean Construction Co., Ltd.	328,044	1,890,200
PeptiDream, Inc. *	94,756	4,352,321
Persol Holdings Co., Ltd.	198,796	3,654,245
Pigeon Corp.	124,349	5,779,713
Pilot Corp.	43,509	1,672,659
Pola Orbis Holdings, Inc.	89,388	2,202,254
Rakuten, Inc.	889,909	7,711,840
Recruit Holdings Co., Ltd.	1,469,464	53,164,244
Relo Group, Inc.	114,996	3,042,128
Renesas Electronics Corp. *	798,035	5,195,863
Rengo Co., Ltd.	249,942	1,853,282
Resona Holdings, Inc.	2,499,571	10,593,105
Resorttrust, Inc.	71,145	1,193,438
Ricoh Co., Ltd.	791,980	8,150,502
Rinnai Corp.	43,151	3,309,911
Rohm Co., Ltd.	100,425	8,436,764
Rohto Pharmaceutical Co., Ltd.	114,525	3,597,534
Ryohin Keikaku Co., Ltd.	278,370	6,337,105
Sankyo Co., Ltd.	54,971	1,857,298
Sankyu, Inc.	54,467	2,805,167
Sanrio Co., Ltd.	67,005	1,321,622
Santen Pharmaceutical Co., Ltd.	419,813	7,858,795
Sanwa Holdings Corp.	231,401	2,537,783
Sapporo Holdings Ltd.	73,927	1,790,963
Sawai Pharmaceutical Co., Ltd.	44,035	2,597,627
SBI Holdings, Inc.	265,659	5,514,044
SCREEN Holdings Co., Ltd.	51,628	3,597,129
SCSK Corp.	43,955	2,299,901
Secom Co., Ltd.	223,356	18,982,507
Sega Sammy Holdings, Inc.	221,775	3,197,724
Seibu Holdings, Inc.	255,973	4,508,921
Seiko Epson Corp.	302,325	4,599,337

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seino Holdings Co., Ltd.	176,633	2,417,796
Sekisui Chemical Co., Ltd.	407,327	7,085,727
Sekisui House Ltd.	661,138	14,278,069
Seven & i Holdings Co., Ltd.	887,158	33,036,529
Seven Bank Ltd.	756,345	2,341,347
SG Holdings Co., Ltd.	239,574	5,744,876
Sharp Corp.	193,115	2,916,740
Shikoku Electric Power Co., Inc.	176,515	1,681,172
Shimadzu Corp.	304,476	9,161,249
Shimamura Co., Ltd.	25,766	2,065,797
Shimano, Inc.	90,524	14,631,310
Shimizu Corp.	652,745	6,246,706
Shin-Etsu Chemical Co., Ltd.	458,135	48,988,776
Shinsei Bank Ltd.	222,053	3,493,720
Shionogi & Co., Ltd.	323,453	19,015,527
Shiseido Co., Ltd.	448,318	32,361,919
SHO-BOND Holdings Co., Ltd.	50,060	1,935,934
Shochiku Co., Ltd.	11,286	1,647,915
Showa Denko K.K.	165,871	4,427,367
Skylark Holdings Co., Ltd.	216,591	4,327,469
SMC Corp.	66,052	29,922,744
Softbank Corp.	1,853,010	25,144,488
SoftBank Group Corp.	1,876,403	72,873,180
Sohgo Security Services Co., Ltd.	78,736	4,091,022
Sojitz Corp.	1,403,575	4,409,002
Sompo Holdings, Inc.	393,942	15,526,013
Sony Corp.	1,438,535	90,691,678
Sony Financial Holdings, Inc.	174,711	4,052,287
Sotetsu Holdings, Inc.	84,580	2,336,357
Square Enix Holdings Co., Ltd.	94,149	4,651,138
Stanley Electric Co., Ltd.	171,030	4,732,179
Subaru Corp.	709,712	18,577,203
Sugi Holdings Co., Ltd.	42,845	2,406,143
SUMCO Corp.	267,562	4,131,562
Sumitomo Bakelite Co., Ltd.	36,624	1,444,760
Sumitomo Chemical Co., Ltd.	1,912,776	8,628,539
Sumitomo Corp.	1,290,339	19,429,906
Sumitomo Dainippon Pharma Co., Ltd.	194,937	3,679,434
Sumitomo Electric Industries Ltd.	869,301	12,970,850
Sumitomo Forestry Co., Ltd.	156,457	2,260,204
Sumitomo Heavy Industries Ltd.	126,683	3,620,836
Sumitomo Metal Mining Co., Ltd.	270,146	8,180,113
Sumitomo Mitsui Financial Group, Inc.	1,490,823	54,304,565
Sumitomo Mitsui Trust Holdings, Inc.	415,128	15,871,984
Sumitomo Osaka Cement Co., Ltd.	38,748	1,615,237
Sumitomo Realty & Development Co., Ltd.	456,949	15,914,560
Sumitomo Rubber Industries Ltd.	217,834	2,766,935
Sundrug Co., Ltd.	74,400	2,608,858
Suntory Beverage & Food Ltd.	141,273	6,127,721
Suzuken Co., Ltd.	86,770	3,791,384
Suzuki Motor Corp.	495,257	21,961,172
Sysmex Corp.	218,274	15,122,316
T&D Holdings, Inc.	646,454	7,603,258
Tadano Ltd.	146,919	1,435,516
Taiheiyo Cement Corp.	137,846	3,983,952
Taisei Corp.	231,511	9,079,899
Taisho Pharmaceutical Holdings Co., Ltd.	48,450	3,574,797
Taiyo Nippon Sanso Corp.	159,620	3,552,132
Taiyo Yuden Co., Ltd. (a)	141,566	3,704,942
Takara Bio, Inc.	50,701	974,111
Takara Holdings, Inc.	200,160	1,933,789
Takashimaya Co., Ltd.	184,190	2,173,075
Takeda Pharmaceutical Co., Ltd.	1,751,809	71,265,721
TDK Corp.	138,104	14,515,360
TechnoPro Holdings, Inc.	43,914	2,919,313
Teijin Ltd.	203,107	3,818,805
Terumo Corp.	747,051	26,202,382
The 77 Bank Ltd.	91,304	1,473,237
Security	Number of Shares	Value ($)
The Bank of Kyoto Ltd.	87,314	3,599,879
The Chiba Bank Ltd.	731,688	4,169,239
The Chugoku Bank Ltd.	206,620	2,066,011
The Chugoku Electric Power Co., Inc.	339,118	4,480,904
The Gunma Bank Ltd.	518,445	1,836,879
The Hachijuni Bank Ltd.	504,836	2,166,678
The Hiroshima Bank Ltd.	315,515	1,555,822
The Iyo Bank Ltd.	312,516	1,712,260
The Japan Steel Works Ltd.	68,340	1,409,735
The Kansai Electric Power Co., Inc.	824,679	9,398,223
The Shiga Bank Ltd.	67,881	1,686,022
The Shizuoka Bank Ltd.	560,618	4,264,403
The Yokohama Rubber Co., Ltd.	116,904	2,407,255
THK Co., Ltd.	125,287	3,518,012
TIS, Inc.	88,116	5,230,152
Tobu Railway Co., Ltd.	231,422	8,463,566
Toda Corp.	310,105	1,897,273
Toho Co., Ltd.	128,355	5,209,917
Toho Gas Co., Ltd.	101,969	3,850,259
Tohoku Electric Power Co., Inc.	528,430	5,235,563
Tokai Carbon Co., Ltd. (a)	213,886	2,101,555
Tokai Rika Co., Ltd.	59,900	1,167,260
Tokio Marine Holdings, Inc.	757,756	41,184,949
Tokuyama Corp.	78,762	2,124,582
Tokyo Century Corp.	54,701	2,917,120
Tokyo Electric Power Co. Holdings, Inc. *	1,778,657	7,796,141
Tokyo Electron Ltd.	173,994	35,907,811
Tokyo Gas Co., Ltd.	491,432	11,867,336
Tokyo Tatemono Co., Ltd.	219,034	3,332,213
Tokyu Corp.	568,625	11,210,496
Tokyu Fudosan Holdings Corp.	680,395	4,666,027
Topcon Corp.	127,936	1,691,638
Toppan Printing Co., Ltd.	318,960	6,340,754
Toray Industries, Inc.	1,726,654	11,415,373
Toshiba Corp.	566,218	20,319,941
Tosoh Corp.	337,808	5,028,098
TOTO Ltd.	170,725	7,467,562
Toyo Seikan Group Holdings Ltd.	176,362	3,071,156
Toyo Suisan Kaisha Ltd.	99,580	4,292,006
Toyo Tire Corp.	111,980	1,611,547
Toyobo Co., Ltd.	116,221	1,696,990
Toyoda Gosei Co., Ltd.	85,766	2,002,590
Toyota Boshoku Corp.	70,800	1,113,948
Toyota Industries Corp.	181,301	10,645,287
Toyota Motor Corp.	2,871,370	200,269,601
Toyota Tsusho Corp.	259,116	9,050,486
Trend Micro, Inc.	134,122	7,238,252
TS Tech Co., Ltd.	60,267	1,871,133
Tsumura & Co.	70,035	2,088,068
Tsuruha Holdings, Inc.	40,300	4,795,078
Ube Industries Ltd.	116,749	2,506,409
Ulvac, Inc.	55,965	2,200,067
Unicharm Corp.	444,634	14,555,866
Ushio, Inc.	132,508	1,980,783
USS Co., Ltd.	249,571	4,835,994
Wacoal Holdings Corp.	72,396	2,003,104
Welcia Holdings Co., Ltd.	60,606	3,713,508
West Japan Railway Co.	209,650	18,449,430
Yakult Honsha Co., Ltd.	139,892	8,201,138
Yamada Denki Co., Ltd.	880,225	4,388,666
Yamaguchi Financial Group, Inc.	262,010	1,801,603
Yamaha Corp.	185,935	10,238,225
Yamaha Motor Co., Ltd.	324,284	6,772,327
Yamato Holdings Co., Ltd.	408,450	6,982,179
Yamato Kogyo Co., Ltd.	46,309	1,139,647
Yamazaki Baking Co., Ltd.	149,909	2,747,396
Yaoko Co., Ltd.	25,115	1,169,633
Yaskawa Electric Corp.	298,694	10,964,751
Yokogawa Electric Corp.	288,588	5,278,438

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Z Holdings Corp.	2,995,344	10,311,795
Zenkoku Hosho Co., Ltd.	60,232	2,414,560
Zensho Holdings Co., Ltd.	103,723	2,365,994
Zeon Corp.	232,383	2,992,056
ZOZO, Inc.	90,740	1,805,520
		4,480,487,296

Netherlands 3.2%
Aalberts N.V.	115,257	4,886,318
ABN AMRO Bank N.V.	475,110	8,114,536
Adyen N.V. *	11,716	8,993,557
Aegon N.V.	2,061,667	9,301,912
Akzo Nobel N.V.	260,443	24,960,340
ArcelorMittal S.A.	700,748	11,997,631
ASML Holding N.V.	461,590	125,710,466
ASR Nederland N.V.	155,721	5,791,374
Boskalis Westminster	91,045	2,129,192
Galapagos N.V. *	54,973	10,840,679
GrandVision N.V.	52,566	1,593,880
Heineken Holding N.V.	122,695	11,769,668
Heineken N.V.	270,757	28,074,395
ING Groep N.V.	4,481,469	51,606,612
Koninklijke Ahold Delhaize N.V.	1,281,262	33,036,453
Koninklijke DSM N.V.	202,291	25,940,263
Koninklijke KPN N.V.	3,755,473	11,577,636
Koninklijke Philips N.V.	1,036,123	48,147,691
Koninklijke Vopak N.V.	78,028	4,163,170
NN Group N.V.	382,161	14,680,559
OCI N.V. *	117,749	2,233,077
Prosus N.V. *	482,916	32,943,505
Randstad N.V.	122,821	7,158,432
Signify N.V.	144,648	4,317,365
Takeaway.com N.V. *	45,639	4,106,240
Unibail-Rodamco-Westfield	154,110	24,111,893
Unilever N.V.	1,669,011	99,005,556
Wolters Kluwer N.V.	312,390	22,443,795
		639,636,195

New Zealand 0.3%
a2 Milk Co., Ltd. *	838,219	8,350,579
Air New Zealand Ltd.	536,836	975,204
Auckland International Airport Ltd.	1,077,431	6,245,175
Contact Energy Ltd.	829,975	3,819,896
Fisher & Paykel Healthcare Corp., Ltd.	662,763	9,423,221
Fletcher Building Ltd.	1,036,575	3,479,924
Kiwi Property Group Ltd.	1,671,989	1,695,735
Mercury NZ Ltd.	788,438	2,429,272
Meridian Energy Ltd.	1,461,733	4,419,329
Ryman Healthcare Ltd.	477,047	4,623,869
SKYCITY Entertainment Group Ltd.	776,069	1,992,635
Spark New Zealand Ltd.	2,057,346	5,995,572
		53,450,411

Norway 0.6%
Adevinta A.S.A., Class B *	268,312	2,796,859
Aker A.S.A., A Shares	29,089	1,579,276
Aker BP A.S.A.	128,021	3,673,987
DNB A.S.A.	1,194,207	20,072,885
Equinor A.S.A.	1,132,005	20,871,096
Gjensidige Forsikring A.S.A.	187,601	3,533,204
Leroy Seafood Group A.S.A.	279,072	1,766,624
Mowi A.S.A.	480,876	11,936,268
Norsk Hydro A.S.A.	1,519,041	5,377,078
Orkla A.S.A.	895,258	8,676,895
Salmar A.S.A.	57,185	2,725,875
Schibsted A.S.A., B Shares	105,298	2,716,600
Security	Number of Shares	Value ($)
Schibsted A.S.A., Class A	97,947	2,685,417
Subsea 7 S.A.	279,508	2,929,347
Telenor A.S.A.	751,008	13,716,073
Yara International A.S.A.	198,815	7,501,760
		112,559,244

Poland 0.3%
Bank Polska Kasa Opieki S.A.	180,550	4,837,995
CD Projekt S.A.	73,073	4,904,479
Cyfrowy Polsat S.A.	293,906	2,098,121
Dino Polska S.A. *	58,444	2,020,334
Grupa Lotos S.A.	111,853	2,621,977
KGHM Polska Miedz S.A. *	159,153	3,658,315
LPP S.A.	1,010	2,246,711
mBank S.A. *	14,170	1,348,506
PGE Polska Grupa Energetyczna S.A. *	766,567	1,709,515
Polski Koncern Naftowy Orlen S.A.	354,200	8,413,388
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,953,221	2,307,278
Powszechna Kasa Oszczednosci Bank Polski S.A.	991,516	9,162,089
Powszechny Zaklad Ubezpieczen S.A.	636,996	6,303,102
Santander Bank Polska S.A.	32,625	2,293,981
		53,925,791

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,577,176	10,428,653
EDP Renovaveis S.A.	182,991	2,007,571
Galp Energia, SGPS, S.A.	600,291	9,779,292
Jeronimo Martins, SGPS, S.A.	281,779	4,503,446
		26,718,962

Republic of Korea 3.7%
Amorepacific Corp.	43,305	6,929,387
AMOREPACIFIC Group	35,484	2,439,403
BGF retail Co., Ltd.	7,188	1,022,380
BNK Financial Group, Inc.	375,915	2,215,103
Celltrion Healthcare Co., Ltd. *	70,349	2,933,318
Celltrion, Inc. *	112,487	16,570,916
Cheil Worldwide, Inc.	84,873	1,699,400
CJ CheilJedang Corp.	9,248	1,941,755
CJ Corp.	15,110	1,178,200
CJ ENM Co., Ltd.	14,792	1,911,069
CJ Logistics Corp. *	9,480	1,264,107
Daelim Industrial Co., Ltd.	31,084	2,365,874
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	55,864	1,246,257
DB Insurance Co., Ltd.	60,908	2,872,265
DGB Financial Group, Inc.	184,396	1,106,860
E-MART, Inc.	24,584	2,726,583
Fila Korea Ltd.	62,115	2,713,571
GS Engineering & Construction Corp.	71,620	1,819,075
GS Holdings Corp.	70,005	2,835,998
GS Retail Co., Ltd.	39,514	1,274,591
Hana Financial Group, Inc.	357,094	10,808,204
Hankook Tire & Technology Co., Ltd.	102,497	2,885,345
Hanmi Pharm Co., Ltd.	8,893	2,405,548
Hanmi Science Co., Ltd.	23,308	768,612
Hanon Systems	186,785	1,707,893
Hanwha Aerospace Co., Ltd. *	44,770	1,457,399
Hanwha Chemical Corp.	98,710	1,466,673
Hanwha Corp.	69,376	1,441,968
Hanwha Life Insurance Co., Ltd.	300,000	581,637
HDC Hyundai Development Co-Engineering & Construction	36,600	856,784

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Helixmith Co., Ltd. *	20,614	1,586,431
HLB, Inc. *	37,227	3,627,674
Hotel Shilla Co., Ltd.	36,370	2,608,084
Hyundai Department Store Co., Ltd.	17,532	1,234,951
Hyundai Engineering & Construction Co., Ltd.	83,984	2,911,692
Hyundai Glovis Co., Ltd.	21,742	2,770,326
Hyundai Heavy Industries Holdings Co., Ltd.	11,673	3,419,428
Hyundai Marine & Fire Insurance Co., Ltd.	82,828	1,963,497
Hyundai Mipo Dockyard Co., Ltd.	20,728	789,705
Hyundai Mobis Co., Ltd.	75,437	15,647,517
Hyundai Motor Co.	162,688	16,666,171
Hyundai Steel Co.	104,740	2,815,472
Industrial Bank of Korea	321,925	3,202,488
Kakao Corp.	59,339	7,812,060
Kangwon Land, Inc.	127,908	3,178,343
KB Financial Group, Inc.	458,247	17,865,872
KCC Corp.	6,731	1,236,614
Kia Motors Corp.	305,875	11,200,181
Korea Aerospace Industries Ltd.	82,345	2,600,405
Korea Electric Power Corp. *	303,149	7,160,697
Korea Gas Corp.	31,935	1,011,192
Korea Investment Holdings Co., Ltd.	44,820	2,720,733
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	50,429	5,123,380
Korea Zinc Co., Ltd.	11,286	3,879,368
Korean Air Lines Co., Ltd.	73,718	1,544,698
KT&G Corp.	127,332	10,543,174
Kumho Petrochemical Co., Ltd.	19,792	1,224,904
LG Chem Ltd.	52,601	13,649,584
LG Corp.	109,389	6,575,472
LG Display Co., Ltd. *	258,957	3,222,849
LG Electronics, Inc.	131,948	7,808,632
LG Household & Health Care Ltd.	9,989	10,698,120
LG Uplus Corp.	232,871	2,641,893
Lotte Chemical Corp.	17,631	3,283,935
Lotte Corp.	31,945	964,178
Lotte Shopping Co., Ltd.	12,502	1,402,459
Mando Corp.	43,127	1,268,817
Medy-Tox, Inc.	4,415	1,129,962
Mirae Asset Daewoo Co., Ltd.	569,417	3,485,489
NAVER Corp.	154,390	22,482,394
NCSoft Corp.	19,572	8,169,154
Netmarble Corp. *	18,327	1,365,429
NH Investment & Securities Co., Ltd.	143,303	1,504,430
NongShim Co., Ltd.	4,000	794,141
OCI Co., Ltd.	19,652	1,029,894
Orion Corp.	26,729	2,330,853
Ottogi Corp.	2,514	1,185,538
POSCO	79,152	15,446,417
POSCO Chemical Co., Ltd.	22,831	929,747
S-1 Corp.	21,587	1,710,658
S-Oil Corp.	49,592	3,745,169
Samsung Biologics Co., Ltd. *	15,661	5,217,461
Samsung C&T Corp.	98,134	8,216,952
Samsung Card Co., Ltd.	55,117	1,731,229
Samsung Electro-Mechanics Co., Ltd.	67,059	6,301,951
Samsung Electronics Co., Ltd.	5,410,371	230,403,980
Samsung Engineering Co., Ltd. *	175,680	2,796,244
Samsung Fire & Marine Insurance Co., Ltd.	40,532	7,978,402
Samsung Heavy Industries Co., Ltd. *	505,111	2,976,398
Samsung Life Insurance Co., Ltd.	73,873	4,478,099
Samsung SDI Co., Ltd.	60,756	11,882,179
Samsung SDS Co., Ltd.	36,472	6,036,724
Samsung Securities Co., Ltd.	94,401	2,885,219
Security	Number of Shares	Value ($)
Shinhan Financial Group Co., Ltd.	522,250	19,255,799
Shinsegae, Inc.	8,673	2,067,011
SK Holdings Co., Ltd.	37,540	8,184,016
SK Hynix, Inc.	592,003	40,547,807
SK Innovation Co., Ltd.	65,155	8,081,283
SK Telecom Co., Ltd.	26,267	5,470,670
SKC Co., Ltd.	26,202	1,052,605
Woongjin Coway Co., Ltd.	65,453	4,965,152
Woori Financial Group, Inc.	689,762	6,832,507
Yuhan Corp.	12,294	2,248,236
		726,226,370

Singapore 1.1%
Ascendas Real Estate Investment Trust	3,388,699	7,384,784
CapitaLand Commercial Trust	3,009,240	4,423,249
CapitaLand Ltd.	2,852,299	7,675,937
CapitaLand Mall Trust	2,760,967	5,088,037
City Developments Ltd.	575,907	4,354,732
ComfortDelGro Corp., Ltd.	2,389,332	4,106,132
DBS Group Holdings Ltd.	2,071,843	38,256,635
Genting Singapore Ltd.	6,915,451	4,677,898
Golden Agri-Resources Ltd.	7,012,898	1,102,617
Hutchison Port Holdings Trust	6,358,310	1,004,613
Jardine Cycle & Carriage Ltd.	109,294	2,448,915
Keppel Corp., Ltd.	1,756,142	8,630,132
Keppel REIT	2,163,485	1,946,021
Mapletree Commercial Trust	2,251,673	3,886,027
Mapletree Industrial Trust	1,620,144	2,973,828
Mapletree Logistics Trust	2,935,240	3,627,596
Mapletree North Asia Commercial Trust	2,677,299	2,310,295
Olam International Ltd.	719,380	936,412
Oversea-Chinese Banking Corp., Ltd.	3,982,110	31,392,114
SATS Ltd.	772,895	2,814,741
Sembcorp Industries Ltd.	1,237,506	1,981,892
Sembcorp Marine Ltd. *	948,018	873,526
Singapore Airlines Ltd.	605,102	4,066,611
Singapore Exchange Ltd.	944,207	6,110,814
Singapore Post Ltd.	1,662,287	1,124,440
Singapore Press Holdings Ltd.	1,935,265	3,113,520
Singapore Technologies Engineering Ltd.	1,830,421	5,528,274
Singapore Telecommunications Ltd.	8,495,639	20,999,130
Suntec Real Estate Investment Trust	2,328,223	3,132,788
United Overseas Bank Ltd.	1,481,785	27,978,857
UOL Group Ltd.	620,923	3,523,611
Venture Corp., Ltd.	295,326	3,427,419
Wilmar International Ltd.	2,305,030	6,894,272
		227,795,869

Spain 2.4%
Acciona S.A. (a)	25,357	2,628,112
ACS, Actividades de Construccion y Servicios S.A.	277,273	10,801,133
Aena SME S.A.	80,768	14,845,438
Amadeus IT Group S.A.	463,249	36,929,283
Banco Bilbao Vizcaya Argentaria S.A.	7,617,567	40,160,447
Banco de Sabadell S.A.	6,480,016	7,194,881
Banco Santander S.A.	18,902,003	73,715,867
Bankia S.A.	1,445,095	2,801,927
Bankinter S.A.	775,637	5,428,921
CaixaBank S.A.	4,127,412	12,191,822
Cellnex Telecom S.A.	315,689	13,575,072
Corporacion Financiera Alba S.A.	26,294	1,414,798
Enagas S.A.	269,533	6,719,402
Endesa S.A.	363,757	9,898,619
Ferrovial S.A.	549,940	16,341,510
Ferrovial S.A. *(b)	8,729	259,383

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fomento de Construcciones y Contratas S.A.	85,978	1,039,001
Grifols S.A.	380,723	13,017,542
Iberdrola S.A.	6,768,376	66,627,996
Industria de Diseno Textil S.A.	1,210,025	37,703,754
Inmobiliaria Colonial Socimi S.A.	383,122	4,836,828
Mapfre S.A.	1,087,480	3,068,384
Merlin Properties Socimi S.A.	363,483	5,198,071
Naturgy Energy Group S.A.	345,312	8,985,490
Red Electrica Corp. S.A.	505,773	9,898,562
Repsol S.A.	1,531,366	24,128,444
Siemens Gamesa Renewable Energy S.A.	258,960	4,135,893
Telefonica S.A.	5,260,337	40,321,940
Zardoya Otis S.A.	191,535	1,467,746
		475,336,266

Sweden 2.3%
Alfa Laval AB	361,830	8,905,747
Assa Abloy AB, B Shares	1,059,489	25,169,664
Atlas Copco AB, A Shares	716,567	26,268,222
Atlas Copco AB, B Shares	443,299	14,337,988
Boliden AB	306,112	7,898,922
Castellum AB	316,475	6,777,722
Electrolux AB, Series B	282,000	7,250,221
Elekta AB, B Shares	420,621	5,281,848
Epiroc AB, A Shares	685,377	8,005,009
Epiroc AB, B Shares	467,570	5,258,370
Essity AB, B Shares	700,253	22,019,729
Fastighets AB Balder, B Shares *	110,222	4,594,431
Hennes & Mauritz AB, B Shares	1,008,267	19,469,824
Hexagon AB, B Shares	291,355	16,479,014
Husqvarna AB, B Shares	489,438	3,823,611
ICA Gruppen AB	85,041	3,713,600
Industrivarden AB, A Shares	252,955	5,972,308
Industrivarden AB, C Shares	184,880	4,289,720
Investment AB Latour, B Shares	135,445	2,023,436
Investor AB, A Shares	147,677	7,701,547
Investor AB, B Shares	516,150	27,295,344
Kinnevik AB, B Shares	272,866	6,251,418
L E Lundbergfortagen AB, B Shares	85,676	3,397,628
Lundin Petroleum AB	204,568	6,308,768
Nibe Industrier AB, B Shares	345,092	5,277,965
Saab AB, Class B	102,294	3,381,249
Sandvik AB	1,241,383	22,584,983
Securitas AB, B Shares	342,384	5,680,080
Skandinaviska Enskilda Banken AB, A Shares	1,694,640	14,538,410
Skanska AB, B Shares	418,521	9,251,740
SKF AB, B Shares	447,751	8,555,409
Svenska Cellulosa AB SCA, B Shares	696,037	6,929,721
Svenska Handelsbanken AB, A Shares	1,722,218	16,912,448
Swedbank AB, A Shares	1,161,230	15,127,780
Swedish Match AB	197,820	9,479,588
Swedish Orphan Biovitrum AB *	229,527	3,832,983
Tele2 AB, B Shares	627,739	9,266,416
Telefonaktiebolaget LM Ericsson, B Shares	3,470,675	31,290,698
Telia Co. AB	3,005,580	13,014,975
Trelleborg AB, B Shares	292,521	4,826,888
Volvo AB, B Shares	1,713,854	26,507,742
		454,953,166

Switzerland 7.8%
ABB Ltd.	2,065,381	45,199,262
Adecco Group AG	176,762	10,934,534
Alcon, Inc. *	528,943	29,221,937
Baloise Holding AG	55,390	9,633,043
Security	Number of Shares	Value ($)
Banque Cantonale Vaudoise	3,156	2,428,543
Barry Callebaut AG	2,954	5,941,402
Chocoladefabriken Lindt & Sprungli AG	116	9,901,236
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,138	8,682,894
Cie Financiere Richemont S.A.	589,504	44,925,826
Clariant AG *	238,672	4,934,171
Credit Suisse Group AG *	2,879,465	37,759,933
DKSH Holding AG	45,201	2,340,673
Dufry AG *	32,722	3,195,090
EMS-Chemie Holding AG	8,000	4,967,229
Flughafen Zuerich AG	21,463	3,807,865
Geberit AG	40,744	21,885,605
Georg Fischer AG	4,635	4,542,935
Givaudan S.A.	10,567	31,076,613
Helvetia Holding AG	37,351	5,101,728
Julius Baer Group Ltd. *	248,721	11,717,401
Kuehne & Nagel International AG	56,259	9,153,663
LafargeHolcim Ltd. *	582,198	30,037,653
Logitech International S.A.	166,133	7,266,397
Lonza Group AG *	88,015	29,909,335
Nestle S.A.	3,327,976	346,068,210
Novartis AG	2,481,227	228,570,328
OC Oerlikon Corp. AG	232,225	2,586,345
Pargesa Holding S.A.	46,254	3,651,814
Partners Group Holding AG	18,764	15,832,096
PSP Swiss Property AG	43,707	5,689,979
Roche Holding AG	800,260	246,800,552
Roche Holding AG, Bearer Shares	31,710	9,671,494
Schindler Holding AG	21,770	5,210,771
Schindler Holding AG, Participation Certificate	48,947	12,210,424
SGS S.A.	5,788	15,070,172
Sika AG	158,566	27,616,363
Sonova Holding AG	63,485	14,503,053
Straumann Holding AG	11,340	10,916,176
Sulzer AG	27,239	2,921,920
Swiss Life Holding AG	37,903	18,804,530
Swiss Prime Site AG *	84,535	8,932,702
Swiss Re AG	319,258	34,598,130
Swisscom AG	29,134	15,089,567
Temenos AG *	67,734	10,281,931
The Swatch Group AG	63,600	3,392,085
The Swatch Group AG, Bearer Shares	31,075	8,706,659
UBS Group AG *	3,941,937	47,807,351
Vifor Pharma AG	50,830	9,068,884
Zurich Insurance Group AG	167,783	65,864,083
		1,544,430,587

United Kingdom 14.4%
3i Group plc	1,086,144	15,046,776
Admiral Group plc	233,585	6,465,845
Anglo American plc	1,436,824	37,663,160
Antofagasta plc	404,455	4,541,052
Ashmore Group plc	456,887	2,813,082
Ashtead Group plc	527,561	16,036,409
Associated British Foods plc	396,849	13,187,302
AstraZeneca plc	1,513,041	145,961,947
Auto Trader Group plc	1,073,645	7,804,833
AVEVA Group plc	75,350	4,442,466
Aviva plc	4,541,989	23,723,511
B&M European Value Retail S.A.	988,699	4,836,734
Babcock International Group plc	316,976	2,420,691
BAE Systems plc	3,679,949	27,293,929
Barclays plc	19,778,686	43,886,345
Barratt Developments plc	1,140,118	9,833,587
Bellway plc	144,370	6,235,337
Berkeley Group Holdings plc	149,140	8,846,974

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BHP Group plc	2,390,416	52,873,270
BP plc	22,999,341	142,857,854
British American Tobacco plc	2,635,013	104,296,747
BT Group plc	10,046,478	24,893,459
Bunzl plc	385,908	10,597,425
Burberry Group plc	466,070	12,684,211
Carnival plc	184,244	7,752,540
Centrica plc	6,826,488	7,083,478
Cineworld Group plc	1,163,456	3,127,246
Cobham plc	2,735,747	5,598,207
Coca-Cola HBC AG *	229,279	7,648,604
Compass Group plc	1,827,365	44,780,247
ConvaTec Group plc	1,688,737	4,181,999
CRH plc	922,685	35,208,056
Croda International plc	144,467	9,306,033
DCC plc	112,475	9,613,745
Derwent London plc	118,696	5,677,662
Diageo plc	2,693,341	110,263,464
Direct Line Insurance Group plc	1,604,756	6,339,348
DS Smith plc	1,480,477	7,311,461
easyJet plc	236,407	4,091,504
Evraz plc	627,124	3,004,630
Experian plc	1,045,209	34,651,203
Ferguson plc	265,667	23,099,506
Flutter Entertainment plc	86,978	9,900,535
Fresnillo plc (a)	231,457	1,729,275
G4S plc	1,773,861	4,797,778
GlaxoSmithKline plc	5,648,354	128,149,841
Glencore plc *	12,625,843	39,832,609
GVC Holdings plc	661,212	7,283,547
Halma plc	436,932	11,902,517
Hargreaves Lansdown plc	313,818	7,529,885
Hikma Pharmaceuticals plc	166,293	4,119,166
Hiscox Ltd.	323,471	5,702,927
Howden Joinery Group plc	714,346	5,826,787
HSBC Holdings plc	23,366,241	174,182,310
IMI plc	321,505	4,661,867
Imperial Brands plc	1,097,706	24,183,450
Inchcape plc	455,531	3,835,884
Informa plc	1,416,497	14,500,343
InterContinental Hotels Group plc	211,057	13,669,226
International Consolidated Airlines Group S.A.	818,586	5,865,981
Intertek Group plc	187,605	13,385,520
Investec plc	737,643	4,187,727
ITV plc	4,232,759	7,944,335
J Sainsbury plc	1,891,640	5,243,572
JD Sports Fashion plc	425,634	4,187,542
John Wood Group plc	730,012	3,317,223
Johnson Matthey plc	216,946	8,065,011
Just Eat plc *	668,207	6,608,637
KAZ Minerals plc	257,605	1,631,074
Kingfisher plc	2,486,780	6,751,750
Land Securities Group plc	804,607	9,974,639
Legal & General Group plc	6,840,942	24,856,171
Lloyds Banking Group plc	81,174,185	64,206,792
London Stock Exchange Group plc	361,209	32,107,633
M&G plc *	2,988,499	9,122,874
Marks & Spencer Group plc	2,271,415	5,710,151
Meggitt plc	911,061	7,577,484
Melrose Industries plc	5,590,769	16,603,896
Micro Focus International plc	382,491	5,604,554
Mondi plc	554,828	12,024,565
National Grid plc (a)	3,996,404	45,991,709
Next plc	145,445	12,714,040
NMC Health plc	102,844	3,337,692
Ocado Group plc *	522,554	8,955,991
Pearson plc	906,994	7,585,893
Pennon Group plc	486,082	5,734,175
Security	Number of Shares	Value ($)
Persimmon plc	359,659	11,900,304
Phoenix Group Holdings plc	610,670	5,888,719
Polymetal International plc	352,136	5,306,436
Prudential plc	2,988,499	53,210,324
Quilter plc	2,160,277	4,116,032
Reckitt Benckiser Group plc	726,583	57,010,416
RELX plc	2,157,457	52,269,278
Renishaw plc	40,991	2,100,727
Rentokil Initial plc	2,135,316	12,288,281
Rightmove plc	1,036,331	8,359,324
Rio Tinto plc	1,269,048	68,968,216
Rolls-Royce Holdings plc *	1,967,555	18,110,456
Royal Bank of Scotland Group plc	5,203,691	15,225,469
Royal Dutch Shell plc, A Shares	4,959,915	141,850,069
Royal Dutch Shell plc, B Shares	4,307,934	122,005,825
RSA Insurance Group plc	1,183,056	8,437,983
Schroders plc	124,659	5,319,521
Segro plc	1,229,801	14,221,288
Severn Trent plc	285,263	8,276,397
Smith & Nephew plc	1,000,996	22,412,793
Smiths Group plc	447,643	9,617,629
Smurfit Kappa Group plc	278,138	9,821,765
Spirax-Sarco Engineering plc	85,041	9,817,551
SSE plc	1,175,406	19,765,046
St. James's Place plc	590,083	8,308,222
Standard Chartered plc	3,022,637	27,266,821
Standard Life Aberdeen plc	2,750,193	11,273,324
Tate & Lyle plc	539,810	5,106,960
Taylor Wimpey plc	3,676,371	8,286,263
Tesco plc	11,063,934	32,829,900
The British Land Co. plc	1,069,724	7,964,511
The Sage Group plc	1,241,254	12,102,731
The Weir Group plc	289,974	5,234,262
Travis Perkins plc	296,232	5,898,998
TUI AG	513,766	7,067,559
Unilever plc	1,253,121	74,205,376
United Utilities Group plc	774,173	8,545,889
Virgin Money UK plc	1,330,346	3,076,796
Vodafone Group plc	31,008,987	61,512,907
Whitbread plc	152,177	9,056,655
Wm Morrison Supermarkets plc	2,613,240	6,702,990
WPP plc	1,410,726	18,256,871
		2,858,083,341
Total Common Stock
(Cost $17,746,372,997)		19,642,777,458

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	71,534	4,416,911
FUCHS PETROLUB SE	81,126	3,506,422
Henkel AG & Co. KGaA	200,837	21,231,948
Porsche Automobil Holding SE	175,850	13,025,682
Sartorius AG	39,227	8,274,050
Volkswagen AG	210,881	40,802,161
		91,257,174

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,162,900	4,414,879

Republic of Korea 0.2%
Hyundai Motor Co., Ltd.	30,266	1,847,503
Hyundai Motor Co., Ltd. 2nd	40,291	2,773,279
LG Chem Ltd.	14,945	2,113,038

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LG Household & Health Care Ltd.	3,240	2,040,859
Samsung Electronics Co., Ltd.	969,295	33,523,008
		42,297,687

United Kingdom 0.0%
Rolls-Royce Holdings plc *(b)	89,300,490	115,510
Total Preferred Stock
(Cost $122,718,621)		138,085,250

Rights 0.0% of net assets

Australia 0.0%
Atlas Arteria Ltd. expires 12/16/19 *(b)	154,892	78,577

Republic of Korea 0.0%
AMOREPACIFIC Group expires 12/06/19 *(b)	2,436	—
Total Rights
(Cost $—)		78,577

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	11,039,304	11,039,304
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	73,104,555	73,104,555
Total Other Investment Companies
(Cost $84,143,859)		84,143,859

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	894	88,385,310	2,115,073
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $68,688,811.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$18,503,206,125	$—	$—	$18,503,206,125
Hong Kong	637,516,105	—	—*	637,516,105
Portugal	26,718,962	—	—*	26,718,962
Spain	475,076,883	—	259,383	475,336,266
Preferred Stock[1]	137,969,740	—	—	137,969,740
United Kingdom	—	—	115,510	115,510
Rights[1]
Australia	—	—	78,577	78,577
Republic of Korea	—	—	—*	—
Other Investment Companies[1]	84,143,859	—	—	84,143,859
Futures Contracts[2]	2,115,073	—	—	2,115,073
Total	$19,866,746,747	$—	$453,470	$19,867,200,217
*	Level 3 amount shown includes securities determined to have no value at November 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 5.6%
Abacus Property Group	465,904	1,219,582
Accent Group Ltd.	413,382	476,738
AMA Group Ltd.	523,234	438,855
AP Eagers Ltd.	91,647	606,260
Appen Ltd.	137,013	2,269,626
ARB Corp., Ltd.	85,385	1,097,334
Arena REIT	388,825	778,484
Asaleo Care Ltd. *	475,082	329,379
Aurelia Metals Ltd.	978,527	284,607
Australian Agricultural Co., Ltd. *	572,147	406,350
Australian Pharmaceutical Industries Ltd.	487,727	432,167
Aventus Group	520,061	995,507
Avita Medical Ltd. *	2,161,150	913,626
Bapcor Ltd.	369,312	1,706,152
Bega Cheese Ltd. (a)	282,843	723,171
Bellamy's Australia Ltd. *	89,801	799,964
Bingo Industries Ltd. (a)	611,157	1,190,554
Blackmores Ltd. (a)	16,672	930,460
Breville Group Ltd.	166,938	1,938,783
Brickworks Ltd.	75,909	967,851
Bubs Australia Ltd. *(a)	542,290	396,149
BWP Trust	625,440	1,802,183
BWX Ltd. (a)	138,557	394,561
Cardno Ltd. *	345,760	113,428
Carnarvon Petroleum Ltd. *	1,894,485	422,872
carsales.com Ltd.	271,164	3,009,846
Castile Resources Pty Ltd. *(b)	94,418	—
Cedar Woods Properties Ltd.	76,775	386,883
Centuria Industrial REIT	323,486	787,701
Centuria Metropolitan REIT	396,339	847,145
Charter Hall Long Wale REIT	511,012	1,959,827
Charter Hall Retail REIT	470,040	1,462,501
Charter Hall Social Infrastructure REIT	302,042	706,882
Clinuvel Pharmaceuticals Ltd. (a)	49,939	949,183
Collins Foods Ltd.	133,237	928,252
Cooper Energy Ltd. *	1,730,177	626,106
Coronado Global Resources, Inc.	372,540	498,932
Corporate Travel Management Ltd.	108,173	1,512,387
Costa Group Holdings Ltd.	501,106	881,265
Credit Corp. Group Ltd.	58,835	1,316,054
Cromwell Property Group	3,058,854	2,534,536
Dacian Gold Ltd. *(a)	289,573	270,297
Eclipx Group Ltd.	369,688	400,091
Elders Ltd.	177,102	772,657
Emeco Holdings Ltd. *	422,421	574,308
EML Payments Ltd. *	318,927	1,020,366
Estia Health Ltd.	309,585	563,295
FlexiGroup Ltd.	363,776	481,044
Freedom Foods Group Ltd.	160,600	575,738
G.U.D. Holdings Ltd.	107,528	800,051
G8 Education Ltd.	601,288	799,188
Galaxy Resources Ltd. *(a)(b)	518,886	324,651
GDI Property Group	543,172	567,635
Security	Number of Shares	Value ($)
Genworth Mortgage Insurance Australia Ltd.	261,498	649,140
Gold Road Resources Ltd. *	1,109,344	847,907
GrainCorp Ltd., Class A *	303,835	1,670,829
Growthpoint Properties Australia Ltd.	356,358	1,060,579
GWA Group Ltd.	317,066	707,729
Healius Ltd.	726,447	1,508,502
Hotel Property Investments	188,099	413,498
HT&E Ltd.	327,550	358,919
HUB24 Ltd.	55,288	406,129
IMF Bentham Ltd. *(b)	279,197	660,971
Independence Group NL	623,547	2,467,338
Infigen Energy	829,598	367,547
Ingenia Communities Group	345,043	1,096,919
Inghams Group Ltd.	246,894	547,757
Intega Group Ltd. *	345,760	116,936
InvoCare Ltd.	147,973	1,318,171
IPH Ltd.	205,116	1,155,708
IRESS Ltd.	219,255	1,929,436
Japara Healthcare Ltd.	315,070	241,884
JB Hi-Fi Ltd.	144,977	3,668,516
Jumbo Interactive Ltd.	65,412	907,901
Jupiter Mines Ltd.	1,701,252	287,682
Karoon Energy Ltd. *	513,176	387,030
Link Administration Holdings Ltd.	663,232	2,601,939
Lovisa Holdings Ltd. (a)	68,713	562,842
Lynas Corp., Ltd. *	882,349	1,295,101
MACA Ltd.	354,628	275,851
Mayne Pharma Group Ltd. *	1,991,415	626,352
McMillan Shakespeare Ltd.	69,712	705,412
Mesoblast Ltd. *(a)	525,923	643,879
Mineral Resources Ltd.	178,979	1,880,084
Monadelphous Group Ltd.	113,804	1,258,575
Mount Gibson Iron Ltd.	873,839	475,807
Myer Holdings Ltd. *	1,073,868	370,446
Nanosonics Ltd. *	294,674	1,329,448
Navigator Global Investments Ltd.	160,286	312,242
nearmap Ltd. *	451,176	854,491
Netwealth Group Ltd.	107,598	616,441
New Hope Corp., Ltd.	282,846	415,158
New South Resources Ltd. *	961,683	1,255,431
NEXTDC Ltd. *	439,814	1,966,410
nib Holdings Ltd.	583,425	2,663,744
Nine Entertainment Co. Holdings Ltd.	1,847,765	2,205,947
NRW Holdings Ltd.	478,262	964,019
OFX Group Ltd.	301,679	275,475
oOh!media Ltd.	281,349	595,653
Orocobre Ltd. *(a)	287,581	490,190
Pact Group Holdings Ltd. *	254,989	436,361
Pendal Group Ltd.	352,724	2,042,267
Perenti Global Ltd.	883,050	1,161,739
Perseus Mining Ltd. *	1,447,398	851,748
Pilbara Minerals Ltd. *	2,072,081	420,467
PolyNovo Ltd. *	749,650	907,643
Premier Investments Ltd.	103,905	1,380,326
Pro Medicus Ltd.	51,979	868,769
Ramelius Resources Ltd.	791,482	543,389

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regis Healthcare Ltd.	173,886	350,497
Regis Resources Ltd.	595,440	1,913,089
Reliance Worldwide Corp., Ltd.	1,008,144	2,789,006
Resolute Mining Ltd. *	1,090,837	852,208
Rural Funds Group	427,330	540,516
Sandfire Resources NL	242,047	915,198
Saracen Mineral Holdings Ltd. *	1,145,066	2,385,530
SeaLink Travel Group Ltd.	148,169	511,130
Select Harvests Ltd.	122,687	642,308
Senex Energy Ltd. *	1,565,784	360,093
Service Stream Ltd.	410,024	685,030
Seven West Media Ltd. *	1,117,528	279,682
SG Fleet Group Ltd.	139,509	253,839
Sigma Healthcare Ltd.	1,300,647	607,033
Silver Lake Resources Ltd. *	971,631	729,505
SmartGroup Corp., Ltd.	110,266	674,985
Southern Cross Media Group Ltd.	991,671	643,936
SpeedCast International Ltd.	348,458	190,915
St. Barbara Ltd.	888,559	1,574,676
Starpharma Holdings Ltd. *	447,203	400,797
Steadfast Group Ltd.	1,000,203	2,415,238
Super Retail Group Ltd.	190,038	1,284,132
Syrah Resources Ltd. *(a)	537,281	127,196
Tassal Group Ltd.	235,200	690,448
Technology One Ltd.	187,126	1,163,197
Village Roadshow Ltd.	149,833	327,351
Virgin Australia International Holdings Pty Ltd. *(b)	424,000	—
Virtus Health Ltd.	76,857	213,663
Viva Energy Group Ltd.	1,363,993	2,094,313
Viva Energy REIT	589,682	1,112,822
Webjet Ltd. (a)	166,807	1,417,123
Western Areas Ltd.	333,648	627,389
Westgold Resources Ltd. *	377,674	510,917
Zip Co., Ltd. *(b)	349,439	924,713
		133,430,613

Austria 1.1%
Agrana Beteiligungs AG	13,931	281,401
BAWAG Group AG *	75,183	3,022,417
CA Immobilien Anlagen AG	87,527	3,594,897
DO & Co. AG	8,638	777,180
EVN AG	44,537	809,275
Flughafen Wien AG	13,518	560,426
IMMOFINANZ AG *	119,101	3,223,925
Kapsch TrafficCom AG	5,565	175,489
Lenzing AG	17,082	1,663,097
Oesterreichische Post AG	42,254	1,535,117
Palfinger AG	13,028	403,647
Porr AG (a)	12,366	228,518
S IMMO AG	60,419	1,518,891
Schoeller-Bleckmann Oilfield Equipment AG	14,217	794,756
Strabag SE	20,934	724,770
UNIQA Insurance Group AG	138,435	1,379,089
Wienerberger AG	146,366	4,018,441
Zumtobel Group AG *	34,161	271,948
		24,983,284

Belgium 2.0%
Aedifica S.A.	31,827	3,895,263
AGFA-Gevaert N.V. *	215,758	1,106,211
Barco N.V.	12,325	2,847,010
Befimmo S.A.	27,729	1,788,579
Bekaert S.A.	44,026	1,158,238
bpost S.A.	128,931	1,526,081
Cie d'Entreprises CFE	9,100	850,855
Security	Number of Shares	Value ($)
Cofinimmo S.A.	33,294	4,926,478
D'Ieteren S.A. N.V.	29,325	1,891,524
Econocom Group S.A. N.V.	167,596	434,999
Elia System Operator S.A. N.V.	45,679	3,777,426
Euronav N.V.	209,346	2,282,859
EVS Broadcast Equipment S.A.	16,862	379,278
Fagron	48,380	988,461
Gimv N.V.	23,771	1,452,029
Ion Beam Applications *	27,374	416,821
KBC Ancora	45,436	2,231,354
Kinepolis Group N.V.	16,536	1,112,188
Melexis N.V.	23,330	1,702,907
Mithra Pharmaceuticals S.A. *(a)	17,557	537,388
Montea C.V.A.	15,509	1,352,628
Ontex Group N.V.	101,399	1,930,830
Orange Belgium S.A.	35,770	794,716
Retail Estates N.V.	12,790	1,256,511
Tessenderlo Group S.A. *	33,173	1,157,648
Titan Cement International S.A. *	46,336	925,752
Van de Velde N.V.	6,876	194,086
Warehouses De Pauw SCA	22,906	4,056,140
Wereldhave Belgium N.V.	3,244	314,761
		47,289,021

Canada 18.3%
Aecon Group, Inc.	77,210	1,066,088
Air Canada *	168,823	6,361,446
Alacer Gold Corp. *	392,123	2,107,855
Alamos Gold, Inc., Class A	499,717	2,832,952
Algonquin Power & Utilities Corp.	621,991	8,724,030
Allied Properties Real Estate Investment Trust	148,950	5,988,278
AltaGas Ltd.	350,751	5,202,179
Aphria, Inc. *(a)	253,056	1,198,360
ARC Resources Ltd. (a)	451,272	2,262,730
Artis Real Estate Investment Trust	169,905	1,510,693
Atco Ltd., Class I	96,353	3,655,357
ATS Automation Tooling Systems, Inc. *	93,094	1,378,625
Aurora Cannabis, Inc. *(a)	1,032,351	2,580,392
B2Gold Corp.	1,263,451	4,670,464
Baytex Energy Corp. *	670,905	727,350
Birchcliff Energy Ltd.	328,267	543,714
BlackBerry Ltd. *	635,470	3,506,866
Boardwalk Real Estate Investment Trust (a)	49,020	1,791,034
Bombardier, Inc., B Shares *	2,695,401	3,997,696
Boyd Group Income Fund	25,320	3,826,642
BRP, Inc.	47,901	2,344,832
CAE, Inc.	341,947	9,188,096
Cameco Corp.	514,426	4,686,282
Canada Goose Holdings, Inc. *(a)	75,328	2,895,159
Canadian Apartment Properties REIT	205,270	8,567,791
Canadian Western Bank	110,349	2,952,609
Canfor Corp. *	78,598	939,093
Capital Power Corp.	137,328	3,442,893
Cascades, Inc.	83,386	780,969
CCL Industries, Inc., Class B	189,665	8,112,079
Celestica, Inc. *	145,977	1,135,285
Centerra Gold, Inc. *	274,112	2,344,372
Chartwell Retirement Residences	271,389	2,974,910
Choice Properties Real Estate Investment Trust	326,499	3,374,991
CI Financial Corp.	284,738	4,484,637
Cineplex, Inc.	80,877	1,545,994
Cogeco Communications, Inc.	14,538	1,255,746
Colliers International Group, Inc.	44,433	3,216,103
Cominar Real Estate Investment Trust	246,585	2,639,894
Corus Entertainment, Inc., B Shares	249,559	1,080,342
Cott Corp.	169,997	2,285,825

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Crescent Point Energy Corp.	698,158	2,423,119
Cronos Group, Inc. *(a)	427,700	2,907,684
Detour Gold Corp. *	226,710	4,198,807
Dream Global Real Estate Investment Trust *	231,151	2,920,169
Dream Office Real Estate Investment Trust	59,883	1,369,205
ECN Capital Corp.	288,016	964,932
Eldorado Gold Corp. *	203,849	1,596,107
Element Fleet Management Corp.	559,911	4,830,853
Emera, Inc.	305,810	12,575,451
Empire Co., Ltd., A Shares	219,170	5,869,284
Endeavour Mining Corp. *	95,814	1,830,078
Enerflex Ltd.	115,835	1,046,505
Enerplus Corp.	293,554	1,818,897
Enghouse Systems Ltd.	49,936	1,556,447
Finning International, Inc.	211,130	3,814,884
First Capital Realty, Inc.	170,710	2,773,515
First Majestic Silver Corp. *	207,336	2,222,823
First National Financial Corp.	20,145	635,934
First Quantum Minerals Ltd.	874,866	8,002,727
FirstService Corp.	39,259	3,756,095
Genworth MI Canada, Inc.	48,097	2,032,150
Gibson Energy, Inc.	185,802	3,491,525
Gildan Activewear, Inc.	258,935	7,602,835
Gran Tierra Energy, Inc. *	493,349	508,856
Granite Real Estate Investment Trust	62,907	3,246,584
Great Canadian Gaming Corp. *	74,094	2,377,479
H&R Real Estate Investment Trust	367,192	5,965,747
Home Capital Group, Inc. *	75,954	1,972,259
Hudbay Minerals, Inc.	300,206	978,650
Hudson's Bay Co.	127,508	933,091
IA Financial Corp., Inc.	137,394	7,033,911
IAMGOLD Corp. *	599,560	2,184,732
Innergex Renewable Energy, Inc.	158,371	2,042,458
Ivanhoe Mines Ltd., Class A *	793,729	2,097,488
Kelt Exploration Ltd. *	192,912	559,165
Keyera Corp.	273,860	6,682,328
Kinaxis, Inc. *	32,742	2,608,021
Kinross Gold Corp. *	1,593,875	6,887,892
Kirkland Lake Gold Ltd.	238,781	10,029,431
Laurentian Bank of Canada	54,087	1,882,916
Lightspeed POS, Inc. *	24,304	630,907
Linamar Corp.	59,531	2,001,622
Lundin Mining Corp.	819,629	4,436,765
Maple Leaf Foods, Inc.	99,901	1,837,441
Martinrea International, Inc.	108,710	1,011,598
MEG Energy Corp. *	321,287	1,340,056
Methanex Corp.	98,002	3,647,084
Morguard Real Estate Investment Trust	30,421	269,569
Mullen Group Ltd. (a)	123,634	766,051
NFI Group, Inc.	75,017	1,519,825
Norbord, Inc. (a)	63,644	1,736,943
Northland Power, Inc. (a)	148,380	3,074,284
Northview Apartment Real Estate Investment Trust	60,637	1,385,532
NOVAGOLD RESOURCES, Inc. *	314,148	2,185,377
OceanaGold Corp.	789,663	1,575,462
Onex Corp.	104,961	6,250,642
Open Text Corp.	331,732	14,443,111
Osisko Gold Royalties Ltd.	194,901	1,713,867
Pan American Silver Corp.	263,112	5,059,199
Paramount Resources Ltd., A Shares *	85,301	391,103
Parex Resources, Inc. *	176,696	2,614,023
Parkland Fuel Corp.	188,299	6,694,131
Pason Systems, Inc.	95,482	927,324
PrairieSky Royalty Ltd. (a)	300,433	3,098,763
Precision Drilling Corp. *	374,902	397,976
Premium Brands Holdings Corp.	41,260	2,723,331
Pretium Resources, Inc. *	219,671	2,201,258
Security	Number of Shares	Value ($)
Quebecor, Inc., Class B	148,610	3,685,461
Ritchie Bros. Auctioneers, Inc.	137,904	5,959,488
Russel Metals, Inc.	79,184	1,332,402
Secure Energy Services, Inc.	198,804	636,113
SEMAFO, Inc. *	429,134	901,400
Seven Generations Energy Ltd., A Shares *	340,000	1,840,467
ShawCor Ltd.	88,138	853,344
SmartCentres Real Estate Investment Trust	161,161	3,886,307
SNC-Lavalin Group, Inc.	228,232	4,127,335
SSR Mining, Inc. *	155,805	2,423,438
Stantec, Inc.	142,833	3,791,674
Stella-Jones, Inc.	70,701	2,027,481
Superior Plus Corp.	182,655	1,728,570
TFI International, Inc.	103,310	3,402,833
The Descartes Systems Group, Inc. *	110,882	4,760,851
The North West Co., Inc.	60,916	1,299,266
The Stars Group, Inc. *	192,128	4,604,129
TMX Group Ltd.	70,473	5,665,430
TORC Oil & Gas Ltd. (a)	183,719	510,388
Torex Gold Resources, Inc. *	110,471	1,662,575
Toromont Industries Ltd.	99,760	5,174,827
Tourmaline Oil Corp.	322,515	3,003,584
TransAlta Corp.	366,337	2,471,206
TransAlta Renewables, Inc.	121,196	1,371,410
Transcontinental, Inc., Class A	92,841	1,027,489
Turquoise Hill Resources Ltd. *	1,242,248	570,504
Vermilion Energy, Inc. (a)	178,673	2,569,286
West Fraser Timber Co., Ltd.	75,992	3,305,144
WestJet Airlines Ltd.	71,794	1,642,087
Westshore Terminals Investment Corp.	57,014	928,020
Whitecap Resources, Inc.	520,533	1,606,765
Winpak Ltd.	39,051	1,362,412
WSP Global, Inc.	135,270	8,730,809
Yamana Gold, Inc.	1,209,494	4,389,054
		439,596,480

Denmark 1.4%
ALK-Abello A/S *	8,324	2,046,482
Alm Brand A/S	77,255	635,583
Bang & Olufsen A/S *(a)	43,084	247,960
Bavarian Nordic A/S *(a)	41,508	1,049,890
D/S Norden A/S	34,070	518,863
Dfds A/S	38,279	1,616,706
FLSmidth & Co. A/S	64,187	2,359,510
Matas A/S	43,712	323,176
Netcompany Group A/S *	42,443	1,793,825
Nilfisk Holding A/S *	34,542	715,675
NKT A/S *(a)	34,542	726,889
Ringkjoebing Landbobank A/S	37,723	2,733,309
Royal Unibrew A/S	63,247	5,697,121
Scandinavian Tobacco Group A/S, Class A	80,051	926,155
Schouw & Co. A/S	16,307	1,245,333
SimCorp A/S	51,031	5,467,284
Solar A/S, B Shares	5,775	232,657
Spar Nord Bank A/S	103,975	931,362
Sydbank A/S	72,263	1,361,783
Topdanmark A/S	53,955	2,495,351
		33,124,914

Finland 1.1%
Ahlstrom-Munksjo Oyj	47,724	756,683
Cargotec Oyj, B Shares	62,342	2,058,025
Caverion Oyj	124,130	974,484
Citycon Oyj	98,270	1,030,433
Cramo Oyj	52,882	778,991
F-Secure Oyj *	130,075	466,835

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Finnair Oyj	68,764	449,608
Kemira Oyj	114,214	1,785,721
Konecranes Oyj	94,383	3,007,528
Metsa Board Oyj	218,558	1,436,253
Oriola Oyj, B Shares	152,611	352,523
Outokumpu Oyj	395,950	1,135,531
Outotec Oyj *	185,890	1,098,598
Raisio Oyj, V Shares	147,367	564,642
Sanoma Oyj	94,077	969,869
Tieto Oyj	94,293	2,711,472
Uponor Oyj	75,180	965,709
Valmet Oyj	170,335	3,816,328
YIT Oyj	207,819	1,386,305
		25,745,538

France 2.6%
Akka Technologies	13,795	848,739
Albioma S.A.	33,090	833,683
Altarea S.C.A.	5,957	1,286,052
Alten S.A.	36,322	4,197,098
Altran Technologies S.A.	299,172	4,674,217
Beneteau S.A.	48,198	571,289
Bonduelle S.C.A.	18,601	488,125
Carmila S.A.	38,051	766,099
CGG S.A. *	914,164	2,398,939
Coface S.A.	111,640	1,234,636
DBV Technologies S.A. *(a)	37,060	567,170
Derichebourg S.A.	111,031	382,449
Elior Group S.A.	133,780	1,714,018
Eramet	11,210	501,575
Etablissements Maurel et Prom S.A.	69,734	197,604
Europcar Mobility Group	132,907	607,862
FFP	6,520	763,467
Fnac Darty S.A. *	22,042	1,239,479
Gaztransport Et Technigaz S.A.	28,197	2,493,420
Genfit *(a)	45,921	718,982
GL Events	16,700	437,319
Groupe Crit	3,290	246,674
Guerbet	6,992	405,513
Interparfums S.A.	16,540	680,240
IPSOS	48,924	1,564,365
Jacquet Metal Service S.A.	17,241	280,587
Korian S.A.	64,635	2,844,961
LISI	21,586	764,003
Maisons du Monde S.A.	54,785	794,338
Manitou BF S.A.	15,767	336,220
Mercialys S.A.	85,071	1,125,592
Mersen S.A.	18,710	620,952
Metropole Television S.A.	82,395	1,431,776
Neoen S.A. *	27,005	741,415
Nexans S.A.	36,980	1,464,608
Nexity S.A.	54,982	2,772,904
Pharmagest Inter@ctive	4,583	296,624
Quadient	44,320	936,785
Rothschild & Co.	36,194	995,692
SMCP S.A. *	31,221	395,191
SOITEC *	22,712	2,404,057
Sopra Steria Group	18,239	2,761,148
SPIE S.A.	154,813	3,140,822
Synergie S.A.	8,371	245,976
Tarkett S.A.	43,142	633,135
Technicolor S.A. *	470,604	383,718
Television Francaise 1 S.A.	134,477	1,087,592
Trigano S.A.	10,353	1,095,861
Vallourec S.A. *(a)	389,901	1,002,968
Vicat S.A.	19,733	837,668
Vilmorin & Cie S.A.	7,309	402,945
Security	Number of Shares	Value ($)
Virbac S.A. *	5,592	1,365,711
X-Fab Silicon Foundries SE *(a)	65,991	289,228
		61,271,491

Germany 4.8%
Aareal Bank AG	77,175	2,382,609
ADO Properties S.A.	37,644	1,467,662
AIXTRON SE *	136,223	1,290,214
alstria Office REIT-AG	203,698	3,723,826
Aurubis AG	45,602	2,160,062
BayWa AG	17,605	546,428
Bechtle AG	35,032	4,611,979
Befesa S.A.	43,366	1,644,849
Bertrandt AG	5,878	343,498
Bilfinger SE	36,497	1,316,705
CANCOM SE	42,736	2,532,739
CECONOMY AG *	232,330	1,118,938
comdirect bank AG	37,981	517,610
CompuGroup Medical SE	29,406	2,011,851
Corestate Capital Holding S.A. *	13,757	491,459
CTS Eventim AG & Co., KGaA	70,391	4,299,768
Dermapharm Holding SE	18,045	749,797
Deutsche Beteiligungs AG	14,487	647,720
Deutsche Euroshop AG	67,896	1,964,383
Deutsche Pfandbriefbank AG	157,788	2,378,267
Deutz AG	154,746	928,189
Dialog Semiconductor plc *	92,514	4,710,635
DIC Asset AG	59,435	993,481
Duerr AG	63,089	1,943,561
Encavis AG	119,348	1,142,228
Evotec SE *	172,306	3,820,591
Freenet AG	163,858	3,817,554
Gerresheimer AG	40,286	2,964,992
Grand City Properties S.A.	143,316	3,327,907
Hamburger Hafen und Logistik AG	30,892	835,189
Heidelberger Druckmaschinen AG *	349,454	481,250
HelloFresh SE *	176,641	3,517,445
Hornbach Holding AG & Co. KGaA	10,557	619,256
Hypoport AG *	5,183	1,668,715
Indus Holding AG	22,993	977,323
Isra Vision AG	20,355	869,907
Jenoptik AG	64,623	1,882,513
Kloeckner & Co. SE	103,008	654,769
Koenig & Bauer AG	17,094	604,639
Krones AG	18,327	1,273,063
KWS Saat SE & Co. KGaA	12,811	856,000
Leoni AG *	43,085	555,815
MorphoSys AG *	40,826	5,050,656
New Work SE	3,597	1,219,561
Nordex SE *	90,537	1,235,847
Norma Group SE	40,402	1,673,195
PATRIZIA AG	55,995	1,133,548
Pfeiffer Vacuum Technology AG	8,668	1,495,724
Rhoen-Klinikum AG	25,814	529,403
RIB Software SE	52,056	1,372,935
S&T AG	64,094	1,474,178
Salzgitter AG	49,912	987,842
SGL Carbon SE *	63,501	305,831
Siltronic AG	26,495	2,195,679
Sixt SE	17,042	1,614,105
SMA Solar Technology AG *	11,458	392,652
Software AG	63,247	2,134,624
Stabilus S.A.	31,354	2,039,685
Stroeer SE & CO. KGaA	31,649	2,475,885
TAG Immobilien AG *	161,672	3,893,189
Takkt AG	40,498	522,441
TLG Immobilien AG	120,027	3,732,039
Varta AG *	18,066	2,310,671

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vossloh AG	11,361	436,553
Wacker Neuson SE	32,266	574,916
Washtec AG	13,260	773,423
Wuestenrot & Wuerttembergische AG	24,947	531,977
zooplus AG *	8,031	796,063
		115,548,008

Hong Kong 1.3%
Agritrade Resources Ltd.	3,400,986	269,376
Anton Oilfield Services Group	2,354,176	225,561
Asia Cement China Holdings Corp.	549,050	737,888
Beijing Enterprises Medical & Health Group Ltd. *	6,096,000	157,311
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	307,908	399,648
Camsing International Holding Ltd. *(b)	459,925	21,129
Canvest Environmental Protection Group Co., Ltd.	898,602	384,570
China Animal Healthcare Ltd. *(b)	192,752	—
China Harmony New Energy Auto Holding Ltd.	898,113	361,414
Chinese Estates Holdings Ltd.	616,880	480,722
Chow Sang Sang Holdings International Ltd.	289,788	333,926
CITIC Telecom International Holdings Ltd.	1,826,325	662,612
COFCO Meat Holdings Ltd. *	2,153,772	665,853
Crystal International Group Ltd.	706,890	281,754
Digital Domain Holdings Ltd. *	25,835,834	224,437
Dynam Japan Holdings Co., Ltd.	357,220	479,168
Esprit Holdings Ltd. *	2,420,860	479,363
Far East Consortium International Ltd.	1,262,115	585,287
Fortune Real Estate Investment Trust	1,710,278	1,986,066
GCL New Energy Holdings Ltd. *	7,769,627	172,708
Gemdale Properties & Investment Corp., Ltd.	6,764,240	786,364
Giordano International Ltd.	1,478,362	453,268
Glory Sun Land Group Ltd. *	1,780,000	200,109
HC Group, Inc. *	729,652	237,694
HKBN Ltd.	992,221	1,746,709
Hong Kong Television Network Ltd. *	500,000	194,181
Honghua Group Ltd. *	2,826,000	160,655
IGG, Inc.	1,136,708	829,179
IMAX China Holding, Inc.	147,475	315,382
Inspur International Ltd.	728,538	298,758
Ju Teng International Holdings Ltd.	1,130,212	287,327
K Wah International Holdings Ltd.	1,565,644	858,051
Luk Fook Holdings International Ltd.	431,488	1,201,678
Man Wah Holdings Ltd.	1,910,965	1,379,317
Microport Scientific Corp.	518,110	488,474
NewOcean Energy Holdings Ltd. *	1,185,707	171,167
NOVA Group Holdings Ltd. (a)	1,564,392	303,775
Pacific Basin Shipping Ltd.	5,366,490	1,117,483
Pacific Textiles Holdings Ltd.	647,191	482,019
Pou Sheng International Holdings Ltd.	2,612,961	874,575
Prosperity REIT	1,448,838	549,717
Razer, Inc. *	4,557,784	733,647
Regina Miracle International Holdings Ltd.	420,682	271,399
Road King Infrastructure Ltd.	335,941	611,133
Singamas Container Holdings Ltd.	1,774,956	195,006
SITC International Holdings Co., Ltd.	1,516,438	1,693,164
SmarTone Telecommunications Holdings Ltd.	498,630	389,209
Stella International Holdings Ltd.	547,500	902,271
Sun Hung Kai & Co., Ltd.	666,985	292,263
Suncity Group Holdings Ltd. *	2,696,788	602,904
SUNeVision Holdings Ltd.	754,030	505,721
Sunlight Real Estate Investment Trust	1,391,328	888,715
Security	Number of Shares	Value ($)
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	810,272	232,904
The United Laboratories International Holdings Ltd.	619,414	379,827
Town Health International Medical Group Ltd. (a)(b)	3,638,120	—
Truly International Holdings Ltd. *(a)	2,142,928	279,236
Value Partners Group Ltd.	1,239,300	699,780
VSTECS Holdings Ltd.	802,246	410,975
We Solutions Ltd. *	5,291,372	324,468
Xiabuxiabu Catering Management China Holdings Co., Ltd. *(a)	357,670	420,372
		31,677,669

Ireland 0.2%
Cairn Homes plc *	941,262	1,259,933
Dalata Hotel Group plc	241,343	1,442,288
Hibernia REIT plc	901,493	1,449,232
Irish Continental Group plc	210,392	1,078,699
		5,230,152

Israel 0.8%
AFI Properties Ltd. *	16,587	592,239
Allot Ltd. *	37,085	320,717
AudioCodes Ltd.	26,859	642,198
Bayside Land Corp.	869	604,276
Big Shopping Centers Ltd.	5,531	548,940
Brack Capital Properties N.V. *	3,016	324,227
Clal Insurance Enterprises Holdings Ltd. *	49,275	809,393
Delek Automotive Systems Ltd.	45,781	213,067
Delta Galil Industries Ltd.	12,244	355,666
Electra Ltd.	2,210	926,645
FIBI Holdings Ltd.	21,747	780,237
Formula Systems 1985 Ltd.	9,486	675,209
Gilat Satellite Networks Ltd.	35,760	301,323
Hilan Ltd.	18,014	737,670
IDI Insurance Co., Ltd.	9,446	337,542
Industrial Buildings Corp., Ltd. *	421,536	1,126,088
Kamada Ltd. *	38,948	281,944
Kenon Holdings Ltd.	21,134	441,548
Matrix IT Ltd.	40,999	753,675
Menora Mivtachim Holdings Ltd.	29,252	449,979
Naphtha Israel Petroleum Corp., Ltd.	41,592	248,586
Norstar Holdings, Inc.	11,843	243,201
Nova Measuring Instruments Ltd. *	35,821	1,266,602
Partner Communications Co., Ltd. *	111,076	518,553
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,310	533,901
Reit 1 Ltd.	228,101	1,459,278
Sapiens International Corp. N.V.	31,572	726,226
Sella Capital Real Estate Ltd.	237,017	710,347
Shapir Engineering and Industry Ltd.	139,489	860,626
Shikun & Binui Ltd.	250,191	1,101,674
		18,891,577

Italy 2.6%
ACEA S.p.A.	56,642	1,179,122
Anima Holding S.p.A.	361,338	1,853,410
Arnoldo Mondadori Editore S.p.A. *	161,825	388,081
ASTM S.p.A.	43,883	1,343,179
Autogrill S.p.A.	163,370	1,747,278
Azimut Holding S.p.A.	155,030	3,914,437
Banca Farmafactoring S.p.A.	136,763	823,340
Banca Generali S.p.A.	72,552	2,396,676

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banca IFIS S.p.A.	28,207	422,352
Banca Monte dei Paschi di Siena S.p.A. *	332,162	540,207
Banca Popolare di Sondrio Scarl	568,391	1,344,915
BPER Banca	471,168	2,283,246
Brunello Cucinelli S.p.A.	41,985	1,556,360
C.I.R. - Compagnie Industriali Riunite S.p.A.	361,350	417,549
Cairo Communication S.p.A.	83,422	255,707
Carel Industries S.p.A.	52,249	818,059
Cementir Holding N.V.	61,672	475,317
Cerved Group S.p.A.	244,634	2,432,996
Credito Emiliano S.p.A.	97,282	573,858
Danieli & C Officine Meccaniche S.p.A.	17,241	327,351
Datalogic S.p.A.	25,999	522,017
De'Longhi S.p.A.	81,701	1,743,117
doValue S.p.A.	50,202	585,632
Enav S.p.A.	322,780	1,914,728
ERG S.p.A.	70,205	1,538,098
Falck Renewables S.p.A.	148,205	789,601
Fincantieri S.p.A. *(a)	602,704	601,410
Freni Brembo S.p.A.	186,509	2,311,448
IMA Industria Macchine Automatiche S.p.A.	27,333	2,123,178
Immobiliare Grande Distribuzione SIIQ S.p.A.	59,995	426,009
Interpump Group S.p.A.	101,007	3,158,463
Iren S.p.A.	842,057	2,612,665
Italmobiliare S.p.A.	18,950	533,849
Juventus Football Club S.p.A. *(a)	476,145	724,497
Maire Tecnimont S.p.A. (a)	181,001	501,324
MARR S.p.A.	41,308	951,916
OVS S.p.A. *	217,193	499,070
Piaggio & C S.p.A.	217,788	703,590
RAI Way S.p.A.	118,744	803,893
Reply S.p.A.	26,447	2,073,309
Salini Impregilo S.p.A *	196,752	383,982
Saras S.p.A.	696,198	1,226,670
Societa Cattolica di Assicurazioni SC	200,215	1,611,527
Societa Iniziative Autostradali e Servizi S.p.A.	70,692	1,191,000
Tamburi Investment Partners S.p.A.	134,356	1,013,284
Technogym S.p.A.	144,598	1,782,470
Tod's S.p.A. (a)	16,614	731,645
Unipol Gruppo S.p.A.	623,759	3,658,866
Zignago Vetro S.p.A.	39,395	566,418
		62,377,116

Japan 19.6%
Achilles Corp.	15,907	267,417
Adastria Co., Ltd.	35,252	789,637
ADEKA Corp.	136,404	2,040,268
Advan Co., Ltd.	30,766	364,944
Aeon Delight Co., Ltd.	21,721	771,571
Aeon Fantasy Co., Ltd.	9,800	284,577
Ai Holdings Corp.	45,710	835,227
Aichi Steel Corp.	14,561	484,658
Aida Engineering Ltd.	72,406	661,182
Aiful Corp. *	370,638	839,359
Aiphone Co., Ltd.	15,042	260,155
Aisan Industry Co., Ltd.	41,510	325,606
Akatsuki, Inc. (a)	6,928	405,520
Alconix Corp.	25,938	342,019
Alpen Co., Ltd.	20,288	337,547
Alpha Systems, Inc.	8,000	205,862
Amuse, Inc.	17,244	484,992
Anest Iwata Corp.	39,867	368,418
Anicom Holdings, Inc.	25,855	848,769
AOKI Holdings, Inc.	47,293	489,297
Security	Number of Shares	Value ($)
Aoyama Trading Co., Ltd.	57,080	872,541
Arakawa Chemical Industries Ltd.	22,312	315,192
Arata Corp.	17,149	674,936
Arcland Sakamoto Co., Ltd.	31,389	364,022
Arcland Service Holdings Co., Ltd.	17,058	290,193
Arcs Co., Ltd.	43,014	893,195
Argo Graphics, Inc.	18,412	548,106
ARTERIA Networks Corp.	32,155	469,802
Aruhi Corp. (a)	43,748	993,129
AS One Corp.	15,717	1,353,404
Asahi Diamond Industrial Co., Ltd.	63,959	380,215
Asahi Holdings, Inc.	45,618	1,083,485
ASKA Pharmaceutical Co., Ltd.	26,394	323,207
Atom Corp.	105,246	969,712
Avex, Inc.	40,608	485,768
Axial Retailing, Inc.	17,288	605,419
Bando Chemical Industries Ltd.	53,322	441,631
Bank of the Ryukyus Ltd.	53,197	597,501
BayCurrent Consulting, Inc.	17,044	912,043
Belc Co., Ltd.	11,813	556,617
Bell System24 Holdings, Inc.	41,821	655,709
Belluna Co., Ltd.	63,879	411,822
BML, Inc.	26,666	784,079
BrainPad, Inc. *	5,848	314,001
Broadleaf Co., Ltd.	100,916	662,575
BRONCO BILLY Co., Ltd.	10,514	262,298
Bunka Shutter Co., Ltd.	69,895	616,552
Canon Electronics, Inc.	24,294	453,890
Cawachi Ltd.	14,053	294,637
Central Glass Co., Ltd.	50,692	1,232,235
Central Security Patrols Co., Ltd.	9,098	533,368
Central Sports Co., Ltd.	7,120	213,255
CHIMNEY Co., Ltd.	8,423	177,444
Chiyoda Co., Ltd.	28,542	421,184
Chiyoda Corp. *	192,002	482,153
Chiyoda Integre Co., Ltd.	14,440	314,882
Chofu Seisakusho Co., Ltd.	24,505	543,089
Chori Co., Ltd.	12,800	227,223
Chubu Shiryo Co., Ltd.	34,419	430,277
Chudenko Corp.	31,067	725,682
Chugoku Marine Paints Ltd.	68,299	633,033
CI Takiron Corp.	48,416	299,312
CKD Corp.	74,814	1,244,053
CMK Corp.	64,136	378,339
Cocokara fine, Inc.	23,222	1,359,264
COLOPL, Inc. (a)	63,348	717,878
Colowide Co., Ltd.	72,832	1,460,497
Computer Engineering & Consulting Ltd.	30,451	617,584
Comture Corp.	28,034	605,940
CONEXIO Corp.	19,402	270,186
Cosel Co., Ltd.	27,532	307,978
Create Restaurants Holdings, Inc.	64,337	1,078,060
Create SD Holdings Co., Ltd.	28,701	692,954
CTS Co., Ltd.	32,000	218,281
Cybozu, Inc.	30,314	340,206
Dai Nippon Toryo Co., Ltd.	30,235	317,231
Dai-Dan Co., Ltd.	16,520	395,086
Daibiru Corp.	60,202	640,447
Daido Metal Co., Ltd.	57,078	372,667
Daihen Corp.	25,375	849,232
Daiho Corp.	20,111	534,775
Daiichi Jitsugyo Co., Ltd.	12,265	417,196
Daiken Corp.	20,290	365,001
Daikyonishikawa Corp.	67,028	515,365
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	16,919	509,069
Daio Paper Corp. (a)	95,270	1,290,160
Daiseki Co., Ltd.	48,609	1,422,627
Daito Pharmaceutical Co., Ltd.	12,837	373,353

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiwa Industries Ltd.	35,076	412,225
Daiwabo Holdings Co., Ltd.	22,916	1,132,093
DCM Holdings Co., Ltd.	118,877	1,151,753
Denki Kogyo Co., Ltd.	15,202	431,725
Denyo Co., Ltd.	18,752	351,204
Descente Ltd.	47,705	778,893
Dexerials Corp.	58,920	581,076
Digital Arts, Inc.	12,112	694,579
Digital Garage, Inc.	40,186	1,526,562
Dip Corp.	24,483	700,888
Doshisha Co., Ltd.	30,307	500,919
Doutor Nichires Holdings Co., Ltd.	33,637	680,665
DTS Corp.	51,146	1,093,817
Duskin Co., Ltd.	53,288	1,479,276
DyDo Group Holdings, Inc.	11,612	488,296
Eagle Industry Co., Ltd.	35,621	348,371
Earth Corp.	17,884	932,496
EDION Corp.	112,263	1,211,715
eGuarantee, Inc.	36,162	479,804
Eiken Chemical Co., Ltd.	47,910	863,614
Eizo Corp.	24,913	933,868
Elan Corp.	20,268	313,524
Elecom Co., Ltd.	26,422	996,465
EM Systems Co., Ltd.	22,286	421,462
en-japan, Inc.	40,060	1,869,296
Enplas Corp.	13,533	449,823
EPS Holdings, Inc.	39,606	511,033
eRex Co., Ltd.	39,408	643,065
ES-Con Japan Ltd.	36,000	322,162
ESPEC Corp.	24,342	471,680
euglena Co., Ltd. *(a)	84,117	647,527
Evolable Asia Corp.	13,008	261,205
Exedy Corp.	37,412	841,095
F@N Communications, Inc.	60,343	278,820
FCC Co., Ltd.	44,961	972,629
Feed One Co., Ltd.	183,648	281,736
FIDEA Holdings Co., Ltd.	210,798	256,014
Financial Products Group Co., Ltd.	74,072	737,270
Fixstars Corp.	26,301	387,394
Foster Electric Co., Ltd.	23,607	435,881
France Bed Holdings Co., Ltd.	28,480	261,628
Fuji Co., Ltd.	24,379	433,884
Fuji Corp.	102,525	1,814,386
Fuji Kyuko Co., Ltd.	29,085	1,126,111
Fuji Pharma Co., Ltd.	19,020	244,719
Fuji Soft, Inc.	26,095	1,029,407
Fujibo Holdings, Inc.	13,353	422,502
Fujicco Co., Ltd.	25,894	469,360
Fujimi, Inc.	25,151	668,335
Fujimori Kogyo Co., Ltd.	18,787	605,590
Fujio Food System Co., Ltd.	13,814	447,180
Fujita Kanko, Inc.	10,068	262,663
Fujitec Co., Ltd.	98,806	1,560,902
Fujiya Co., Ltd.	12,916	255,938
Fukuda Corp.	6,732	294,460
Fukushima Industries Corp.	13,571	437,454
FULLCAST Holdings Co., Ltd.	24,664	559,675
Funai Soken Holdings, Inc.	39,367	908,054
Furukawa Co., Ltd.	39,949	551,574
Furuno Electric Co., Ltd.	28,133	322,408
Fuso Chemical Co., Ltd.	24,248	672,018
Futaba Corp.	43,650	557,234
Futaba Industrial Co., Ltd.	75,954	574,978
Future Corp.	27,239	463,643
G-Tekt Corp.	25,786	405,474
Gakken Holdings Co., Ltd.	6,232	418,274
GCA Corp.	28,198	241,270
Genky DrugStores Co., Ltd.	9,792	229,711
Geo Holdings Corp.	33,005	392,709
Security	Number of Shares	Value ($)
Giken Ltd.	18,328	736,400
GLOBERIDE, Inc.	13,670	338,536
Godo Steel Ltd.	11,500	274,820
Goldcrest Co., Ltd.	21,113	417,594
Gree, Inc.	119,878	569,232
Gunosy, Inc. *	16,726	259,191
Gunze Ltd.	20,572	973,089
Gurunavi, Inc.	31,500	301,164
Halows Co., Ltd.	10,400	241,600
Hamakyorex Co., Ltd.	20,028	671,197
Hanwa Co., Ltd.	47,115	1,199,925
Happinet Corp.	16,360	213,930
Hazama Ando Corp.	249,824	2,016,660
Heiwa Real Estate Co., Ltd.	43,215	1,038,249
Heiwado Co., Ltd.	37,038	703,489
Hibiya Engineering Ltd.	22,107	391,833
Hiday Hidaka Corp.	34,836	692,203
Hioki EE Corp.	10,546	361,613
Hirata Corp.	10,864	780,748
Hitachi Zosen Corp.	211,810	812,348
Hito Communications Holdings, Inc.	12,400	180,718
Hochiki Corp.	17,800	265,106
Hogy Medical Co., Ltd.	28,039	921,746
Hokkaido Gas Co., Ltd.	14,340	206,634
Hokuetsu Corp.	173,944	911,733
Hokuto Corp.	25,009	451,034
Honeys Co., Ltd.	19,362	249,473
Hoosiers Holdings	53,595	343,075
Hosiden Corp.	72,947	885,942
Hosokawa Micron Corp.	7,648	311,828
Ichibanya Co., Ltd.	21,169	997,462
Ichikoh Industries Ltd.	67,058	522,331
Ichiyoshi Securities Co., Ltd.	43,952	272,518
Icom, Inc.	12,354	291,392
Idec Corp.	34,365	729,287
IDOM, Inc.	67,470	322,225
Iino Kaiun Kaisha Ltd.	107,089	349,108
Inaba Denki Sangyo Co., Ltd.	65,790	1,574,010
Inabata & Co., Ltd.	54,837	786,176
Inageya Co., Ltd.	30,158	404,548
Ines Corp.	29,129	355,900
Infocom Corp.	25,816	578,744
Infomart Corp.	133,162	2,352,922
Information Services International-Dentsu Ltd.	14,564	551,254
Insource Co., Ltd.	12,908	400,170
Intage Holdings, Inc.	38,886	335,206
Internet Initiative Japan, Inc.	35,259	814,908
IR Japan Holdings Ltd.	14,620	571,396
Iriso Electronics Co., Ltd.	25,046	1,200,726
Iseki & Co., Ltd.	18,632	274,265
Ishihara Sangyo Kaisha Ltd.	42,674	457,096
Istyle, Inc. *	62,381	459,128
Itochu Enex Co., Ltd.	58,575	477,650
Itochu-Shokuhin Co., Ltd.	6,612	312,155
Itoki Corp.	51,300	242,657
Iwatani Corp.	51,134	1,706,646
J Trust Co., Ltd. (a)	103,873	442,013
J-Oil Mills, Inc.	11,494	457,619
JAC Recruitment Co., Ltd.	18,145	346,132
Jaccs Co., Ltd.	31,371	771,742
Jafco Co., Ltd.	40,060	1,543,724
Japan Best Rescue System Co., Ltd.	20,468	204,101
Japan Display, Inc. *(a)	777,230	503,911
Japan Elevator Service Holdings Co., Ltd.	43,402	1,154,507
Japan Lifeline Co., Ltd.	85,394	1,187,609
Japan Material Co., Ltd.	70,508	990,885
Japan Meat Co., Ltd.	16,838	324,736
Japan Pulp & Paper Co., Ltd.	13,820	506,687

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Securities Finance Co., Ltd.	111,675	551,695
Japan Transcity Corp.	63,902	320,356
JCR Pharmaceuticals Co., Ltd.	17,615	1,500,757
JCU Corp.	27,833	749,262
JDC Corp.	47,396	264,874
Jeol Ltd.	49,830	1,376,456
JINS Holdings, Inc.	19,017	1,156,545
Joshin Denki Co., Ltd.	24,524	545,077
Joyful Honda Co., Ltd.	78,168	1,048,569
JSP Corp.	13,841	240,647
Juki Corp.	37,342	309,961
JVC Kenwood Corp.	205,915	522,732
K&O Energy Group, Inc.	17,488	251,517
Kadokawa Dwango *	53,074	812,273
Kaga Electronics Co., Ltd.	22,430	499,355
Kamakura Shinsho Ltd. (a)	23,184	408,594
Kameda Seika Co., Ltd.	16,588	761,918
Kamei Corp.	29,211	321,158
Kanaden Corp.	23,284	279,808
Kanagawa Chuo Kotsu Co., Ltd.	9,394	340,555
Kanamoto Co., Ltd.	38,210	1,088,624
Kanematsu Corp.	104,904	1,339,200
Kanematsu Electronics Ltd.	15,028	465,894
Kansai Super Market Ltd.	24,608	239,316
Kanto Denka Kogyo Co., Ltd.	71,712	705,267
Kappa Create Co., Ltd.	30,578	409,903
Kasai Kogyo Co., Ltd.	32,420	254,304
Katakura Industries Co., Ltd.	26,984	339,302
Katitas Co., Ltd. (a)	30,729	1,372,156
Kato Sangyo Co., Ltd.	27,689	926,675
Kato Works Co., Ltd.	14,181	235,940
KAWADA TECHNOLOGIES, Inc.	5,708	352,352
Keihanshin Building Co., Ltd.	43,793	574,256
Keihin Corp.	55,838	1,311,946
Keiyo Co., Ltd.	53,150	257,718
Kenedix, Inc.	273,847	1,465,385
Kenko Mayonnaise Co., Ltd.	19,998	471,873
Key Coffee, Inc.	20,094	434,688
KFC Holdings Japan Ltd.	17,451	461,015
KH Neochem Co., Ltd.	44,229	1,004,048
Kintetsu Department Store Co., Ltd.	11,782	384,628
Kintetsu World Express, Inc.	46,897	824,798
Kisoji Co., Ltd.	26,066	675,750
Kitanotatsujin Corp.	79,418	503,297
Kitz Corp.	107,184	744,836
KLab, Inc. *	39,558	305,960
KNT-CT Holdings Co., Ltd. *	13,306	179,584
Koa Corp.	36,936	476,583
Koatsu Gas Kogyo Co., Ltd.	34,176	252,786
Kohnan Shoji Co., Ltd.	33,556	774,935
Komatsu Matere Co., Ltd.	43,212	327,908
KOMEDA Holdings Co., Ltd.	41,176	800,133
Komeri Co., Ltd.	35,294	753,514
Komori Corp.	55,103	578,151
Konishi Co., Ltd.	32,289	437,852
Konoike Transport Co., Ltd.	36,175	547,035
Koshidaka Holdings Co., Ltd.	57,486	853,025
Kotobuki Spirits Co., Ltd.	23,993	1,697,980
Kourakuen Holdings Corp.	11,952	227,777
Krosaki Harima Corp.	5,461	285,741
Kumagai Gumi Co., Ltd.	44,856	1,323,029
Kumiai Chemical Industry Co., Ltd.	124,040	1,174,591
Kura Sushi, Inc.	12,626	561,489
Kurabo Industries Ltd.	24,988	584,369
Kureha Corp.	23,648	1,401,475
KYB Corp. *	24,345	725,837
Kyodo Printing Co., Ltd.	10,268	272,382
Kyoei Steel Ltd.	27,986	526,958
Kyokuto Kaihatsu Kogyo Co., Ltd.	38,988	574,620
Security	Number of Shares	Value ($)
Kyokuto Securities Co., Ltd.	27,727	199,009
Kyokuyo Co., Ltd.	11,558	306,496
KYORIN Holdings, Inc.	47,296	805,902
Lasertec Corp.	48,854	4,215,782
LEC, Inc.	33,112	390,958
Leopalace21 Corp. *(a)	287,772	751,555
Life Corp.	23,825	543,900
LIFULL Co., Ltd.	81,680	444,537
Link And Motivation, Inc.	51,608	330,355
LIXIL VIVA Corp.	28,084	500,080
M&A Capital Partners Co., Ltd. *	15,336	605,682
Macnica Fuji Electronics Holdings, Inc.	61,917	1,048,252
Macromill, Inc.	46,484	432,962
Maeda Kosen Co., Ltd.	26,952	472,540
Maezawa Kyuso Industries Co., Ltd.	11,155	217,783
Makino Milling Machine Co., Ltd.	26,287	1,296,227
Mandom Corp.	44,974	1,242,319
Mars Group Holdings Corp.	11,757	217,189
Marudai Food Co., Ltd.	26,849	568,068
Marusan Securities Co., Ltd.	73,213	362,355
Maruwa Co., Ltd.	10,830	745,669
Maruwa Unyu Kikan Co., Ltd. (a)	26,172	623,052
Maruzen Showa Unyu Co., Ltd.	19,140	542,687
Marvelous, Inc.	35,448	247,304
Matsuda Sangyo Co., Ltd.	14,900	212,663
Matsuya Co., Ltd.	50,855	392,407
Matsuyafoods Holdings Co., Ltd.	9,655	390,132
Max Co., Ltd.	50,602	980,064
Maxell Holdings Ltd.	53,550	719,314
MCJ Co., Ltd.	83,096	607,039
Medical Data Vision Co., Ltd. *	19,796	178,961
Megachips Corp.	24,219	535,644
Meidensha Corp.	49,824	975,005
Meiko Network Japan Co., Ltd.	22,300	209,336
Meisei Industrial Co., Ltd.	59,722	502,819
Meitec Corp.	31,721	1,677,149
Melco Holdings, Inc.	12,126	338,279
Menicon Co., Ltd.	30,972	1,247,252
METAWATER Co., Ltd.	14,915	543,428
Micronics Japan Co., Ltd.	41,990	444,785
Mie Kotsu Group Holdings, Inc.	71,644	395,151
Milbon Co., Ltd.	23,566	1,360,032
Mimasu Semiconductor Industry Co., Ltd.	16,826	311,291
Ministop Co., Ltd.	15,346	206,276
Mirait Holdings Corp.	87,106	1,299,710
Miroku Jyoho Service Co., Ltd.	23,506	708,335
Misawa Homes Co., Ltd.	25,100	271,376
Mitsuba Corp.	42,216	281,414
Mitsubishi Logisnext Co., Ltd.	40,152	448,781
Mitsubishi Pencil Co., Ltd.	57,084	898,665
Mitsubishi Research Institute, Inc.	7,260	276,783
Mitsuboshi Belting Ltd.	26,227	500,303
Mitsui E&S Holdings Co., Ltd. *	92,242	756,400
Mitsui High-Tec, Inc.	30,868	577,278
Mitsui Sugar Co., Ltd.	18,810	397,465
Mitsui-Soko Holdings Co., Ltd.	28,637	519,603
Mitsuuroko Group Holdings Co., Ltd.	56,520	738,048
Mizuho Leasing Co., Ltd.	53,164	1,577,783
Mizuno Corp.	22,711	583,381
Modec, Inc.	25,807	583,020
Monex Group, Inc. (a)	223,065	578,490
Monogatari Corp.	6,192	487,399
Moriroku Holdings Co., Ltd.	14,114	306,355
Morita Holdings Corp.	50,396	806,262
MOS Food Services, Inc.	30,116	844,271
MTI Ltd.	32,000	203,086
Musashi Seimitsu Industry Co., Ltd.	55,938	777,442
Nachi-Fujikoshi Corp.	23,814	1,100,346
Nagaileben Co., Ltd.	32,461	763,875

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nagatanien Holdings Co., Ltd.	14,366	282,046
NEC Networks & System Integration Corp.	28,341	885,090
Neturen Co., Ltd.	45,080	361,430
Nextage Co., Ltd.	44,816	489,452
Nichi-iko Pharmaceutical Co., Ltd.	60,350	730,747
Nichias Corp.	70,871	1,694,277
Nichiban Co., Ltd.	15,708	273,682
Nichicon Corp.	76,711	846,896
Nichiden Corp.	16,064	305,261
Nichiha Corp.	36,348	917,413
NichiiGakkan Co., Ltd.	50,011	744,845
Nihon Chouzai Co., Ltd.	8,122	280,350
Nihon Parkerizing Co., Ltd.	119,898	1,271,131
Nihon Trim Co., Ltd.	5,670	257,586
Nikkiso Co., Ltd.	75,946	935,542
Nippon Beet Sugar Manufacturing Co., Ltd.	13,578	254,301
Nippon Carbon Co., Ltd. (a)	12,878	500,961
Nippon Ceramic Co., Ltd.	23,794	614,677
Nippon Chemi-Con Corp.	20,998	395,187
Nippon Denko Co., Ltd.	146,892	236,079
Nippon Densetsu Kogyo Co., Ltd.	44,355	911,726
Nippon Flour Mills Co., Ltd.	61,465	953,603
Nippon Gas Co., Ltd.	48,608	1,535,784
Nippon Holdings Co., Ltd.	66,467	1,647,867
Nippon Kanzai Co., Ltd.	20,584	371,230
Nippon Koei Co., Ltd.	18,292	562,073
Nippon Light Metal Holdings Co., Ltd.	761,041	1,549,741
Nippon Parking Development Co., Ltd.	191,795	292,483
Nippon Seiki Co., Ltd.	56,423	942,874
Nippon Sheet Glass Co., Ltd.	111,439	657,379
Nippon Signal Co., Ltd.	73,560	869,205
Nippon Soda Co., Ltd.	34,909	931,459
Nippon Steel Trading Corp.	18,020	827,692
Nippon Suisan Kaisha Ltd.	338,039	2,028,049
Nippon Thompson Co., Ltd.	83,157	375,122
Nippon Yakin Kogyo Co., Ltd.	17,094	364,327
Nishimatsu Construction Co., Ltd.	66,137	1,442,198
Nishimatsuya Chain Co., Ltd.	56,183	509,962
Nishio Rent All Co., Ltd.	19,662	544,022
Nissei ASB Machine Co., Ltd.	10,432	455,346
Nissha Co., Ltd.	52,140	535,160
Nissin Electric Co., Ltd.	58,530	613,574
Nissin Kogyo Co., Ltd.	52,255	1,061,706
Nissin Sugar Co., Ltd.	14,320	261,136
Nisso Corp.	20,786	204,994
Nitta Corp.	24,125	699,451
Nittetsu Mining Co., Ltd.	8,121	333,709
Nitto Boseki Co., Ltd.	37,883	1,394,105
Nitto Kogyo Corp.	34,121	776,143
Nitto Kohki Co., Ltd.	13,478	270,151
Nohmi Bosai Ltd.	28,127	605,125
Nojima Corp.	40,567	839,790
Nomura Co., Ltd.	97,390	1,249,502
Noritake Co., Ltd.	17,088	724,028
Noritsu Koki Co., Ltd.	26,962	468,283
Noritz Corp.	42,182	542,731
North Pacific Bank Ltd.	351,776	767,733
NS United Kaiun Kaisha Ltd.	13,498	284,850
NSD Co., Ltd.	46,177	1,503,251
Obara Group, Inc.	14,437	510,193
Ohsho Food Service Corp.	13,459	807,466
Oiles Corp.	36,476	560,580
Okabe Co., Ltd.	48,758	410,955
Okamoto Industries, Inc.	18,464	703,085
Okamura Corp.	100,820	998,901
Okasan Securities Group, Inc.	204,508	760,065
Oki Electric Industry Co., Ltd.	105,704	1,454,624
Okumura Corp.	45,395	1,256,021
Security	Number of Shares	Value ($)
Okuwa Co., Ltd.	33,594	434,688
Onoken Co., Ltd.	19,836	238,916
Onward Holdings Co., Ltd.	141,158	815,935
Open Door, Inc. *	15,188	255,191
OPT Holding, Inc.	22,093	356,078
Optex Group Co., Ltd.	43,096	635,165
Optim Corp. *	12,502	402,996
Optorun Co., Ltd.	15,442	409,634
Organo Corp.	8,242	499,743
Osaka Soda Co., Ltd.	24,600	684,020
OSAKA Titanium Technologies Co., Ltd.	24,431	351,596
Osaki Electric Co., Ltd.	53,851	365,367
OSJB Holdings Corp.	134,592	328,153
Outsourcing, Inc.	131,410	1,437,578
Oyo Corp.	26,908	343,015
Pacific Industrial Co., Ltd.	58,922	811,919
Pacific Metals Co., Ltd.	18,872	413,767
PAL GROUP Holdings Co., Ltd.	14,020	452,568
Paramount Bed Holdings Co., Ltd.	26,869	1,055,033
Parco Co., Ltd.	19,100	233,016
Pasona Group, Inc.	23,152	353,485
Pepper Food Service Co., Ltd. (a)	15,480	183,481
PIA Corp.	8,111	357,000
Piolax, Inc.	31,779	629,428
Plenus Co., Ltd.	31,169	548,183
Poletowin Pitcrew Holdings, Inc.	36,406	351,726
Press Kogyo Co., Ltd.	107,833	436,216
Pressance Corp.	39,364	631,204
Prestige International, Inc.	110,950	923,992
Prima Meat Packers Ltd.	37,251	862,988
Qol Holdings Co., Ltd.	28,354	411,678
Raito Kogyo Co., Ltd.	55,573	787,085
Raiznext Corp.	56,359	635,074
Relia, Inc.	52,160	673,969
RENOVA, Inc. *	53,500	555,958
Restar Holdings Corp.	31,779	578,354
Rheon Automatic Machinery Co., Ltd.	33,923	515,459
Ricoh Leasing Co., Ltd.	16,631	579,374
Riken Corp.	11,064	431,406
Riken Keiki Co., Ltd.	22,190	468,886
Riken Technos Corp.	65,071	296,507
Riken Vitamin Co., Ltd.	9,914	368,007
Ringer Hut Co., Ltd.	28,546	638,121
Riso Kagaku Corp.	30,479	529,089
Riso Kyoiku Co., Ltd.	108,886	413,630
Rock Field Co., Ltd.	23,754	321,246
Rokko Butter Co., Ltd.	16,184	259,659
Roland DG Corp.	14,946	287,292
Rorze Corp. (a)	11,700	434,303
Round One Corp.	80,899	813,349
Royal Holdings Co., Ltd.	33,355	768,770
RPA Holdings, Inc. *(a)	34,088	395,011
RS Technologies Co., Ltd.	8,500	288,741
Ryobi Ltd.	34,568	661,625
Ryoden Corp.	15,502	232,721
Ryosan Co., Ltd.	29,320	778,047
Ryoyo Electro Corp.	24,508	454,755
S Foods, Inc.	23,013	636,740
S-Pool, Inc.	73,118	466,711
Sagami Holdings Corp.	23,184	290,250
Saibu Gas Co., Ltd.	30,457	700,030
Saizeriya Co., Ltd.	32,013	755,964
Sakai Chemical Industry Co., Ltd.	17,614	399,214
Sakai Moving Service Co., Ltd.	11,332	717,110
Sakata INX Corp.	53,841	583,593
Sakata Seed Corp.	40,958	1,309,040
SAMTY Co., Ltd.	36,636	699,199
San ju San Financial Group, Inc.	29,217	453,556
San-A Co., Ltd.	23,379	1,069,572

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
San-Ai Oil Co., Ltd.	70,352	675,189
Sangetsu Corp.	74,252	1,432,017
Sanken Electric Co., Ltd.	29,300	850,826
Sanki Engineering Co., Ltd.	53,633	712,593
Sankyo Seiko Co., Ltd.	45,071	244,884
Sankyo Tateyama, Inc.	33,848	382,030
Sanshin Electronics Co., Ltd.	24,568	375,329
Sanyo Chemical Industries Ltd.	12,973	659,845
Sanyo Denki Co., Ltd.	10,903	548,585
Sanyo Electric Railway Co., Ltd.	21,449	442,455
Sanyo Special Steel Co., Ltd.	30,682	420,543
Sato Holdings Corp.	28,377	875,849
SB Technology Corp.	11,596	211,674
SBS Holdings, Inc.	21,098	382,619
Seikagaku Corp.	46,322	531,703
Seiko Holdings Corp.	36,685	944,343
Seiren Co., Ltd.	57,738	806,149
Sekisui Jushi Corp.	35,994	736,906
Sekisui Plastics Co., Ltd.	30,628	222,068
Senko Group Holdings Co., Ltd.	130,333	1,078,273
Senshu Ikeda Holdings, Inc.	351,406	673,868
Shibuya Corp.	26,318	746,209
Shikoku Chemicals Corp.	41,471	483,973
Shima Seiki Manufacturing Ltd.	37,212	937,861
Shimachu Co., Ltd.	52,038	1,415,114
Shin Nippon Air Technologies Co., Ltd.	17,088	348,751
Shin-Etsu Polymer Co., Ltd.	44,538	389,214
Shindengen Electric Manufacturing Co., Ltd.	9,395	313,567
Shinko Electric Industries Co., Ltd.	81,972	826,382
Shinko Shoji Co., Ltd.	39,278	316,706
Shinmaywa Industries Ltd.	69,419	919,797
Shinnihon Corp.	30,738	261,600
Shinwa Co., Ltd.	14,700	313,974
Ship Healthcare Holdings, Inc.	50,450	2,093,829
Shizuoka Gas Co., Ltd.	72,683	605,304
Shoei Co., Ltd.	15,622	714,695
Shoei Foods Corp.	15,496	474,035
Showa Corp.	62,433	1,298,716
Showa Sangyo Co., Ltd.	30,899	902,902
Siix Corp.	41,888	577,963
Sinfonia Technology Co., Ltd.	34,307	430,756
Sinko Industries Ltd.	23,917	413,431
Sintokogio Ltd.	60,670	568,418
SMS Co., Ltd.	63,976	1,731,576
Sodick Co., Ltd.	53,587	501,568
Sogo Medical Holdings Co., Ltd.	21,465	398,879
Solasto Corp.	57,562	688,578
Sourcenext Corp.	108,926	497,334
Sparx Group Co., Ltd.	118,702	276,404
SRA Holdings	8,200	190,867
ST Corp.	12,480	195,787
St Marc Holdings Co., Ltd.	16,203	346,816
Star Micronics Co., Ltd.	41,394	584,377
Starts Corp., Inc.	39,184	948,918
Starzen Co., Ltd.	9,980	406,454
Stella Chemifa Corp.	10,682	317,992
Strike Co., Ltd.	17,428	700,239
Studio Alice Co., Ltd.	10,638	187,289
Sumida Corp.	26,928	316,467
Sumitomo Densetsu Co., Ltd.	17,588	399,267
Sumitomo Mitsui Construction Co., Ltd.	190,794	1,045,351
Sumitomo Riko Co., Ltd.	44,662	406,611
Sumitomo Seika Chemicals Co., Ltd.	13,118	416,264
Sun Frontier Fudousan Co., Ltd.	34,584	403,601
Suruga Bank Ltd. *(a)	217,734	1,097,518
Sushiro Global Holdings Ltd.	32,610	2,560,917
Systena Corp.	86,250	1,378,299
T Hasegawa Co., Ltd.	26,270	473,297
Security	Number of Shares	Value ($)
T-Gaia Corp.	26,801	640,473
Tachi-S Co., Ltd.	33,776	439,819
Tachibana Eletech Co., Ltd.	22,420	359,301
Taihei Dengyo Kaisha Ltd.	18,962	401,888
Taikisha Ltd.	36,179	1,204,205
Taiyo Holdings Co., Ltd.	21,784	838,458
Takamatsu Construction Group Co., Ltd.	18,180	454,375
Takara Leben Co., Ltd.	120,291	533,846
Takara Standard Co., Ltd.	60,029	1,100,705
Takasago International Corp.	18,094	427,277
Takasago Thermal Engineering Co., Ltd.	80,396	1,392,669
Takeuchi Manufacturing Co., Ltd.	43,596	672,392
Taki Chemical Co., Ltd.	5,796	233,407
Takuma Co., Ltd.	96,867	1,108,340
Tamron Co., Ltd.	18,919	441,403
Tamura Corp.	99,270	601,005
Tanseisha Co., Ltd.	41,665	451,615
Tayca Corp.	20,780	375,524
Teikoku Electric Manufacturing Co., Ltd.	19,828	240,992
Teikoku Sen-I Co., Ltd.	27,500	509,269
Tekken Corp.	16,017	412,894
Tenma Corp.	18,814	342,916
The Aichi Bank Ltd.	10,568	365,262
The Akita Bank Ltd.	20,841	418,495
The Aomori Bank Ltd.	23,598	603,795
The Awa Bank Ltd.	47,096	1,143,533
The Bank of Iwate Ltd.	20,545	551,006
The Bank of Nagoya Ltd.	21,242	653,690
The Bank of Okinawa Ltd.	27,903	942,755
The Bank of Saga Ltd.	18,532	288,531
The Chukyo Bank Ltd.	14,440	296,158
The Ehime Bank Ltd.	45,940	510,118
The Fukui Bank Ltd.	28,897	440,144
The Hokkoku Bank Ltd.	31,464	994,114
The Hyakugo Bank Ltd.	263,918	855,546
The Hyakujushi Bank Ltd.	33,615	697,409
The Japan Wool Textile Co., Ltd.	80,591	782,287
The Juroku Bank Ltd.	44,743	1,080,271
The Keiyo Bank Ltd.	146,634	840,893
The Kiyo Bank Ltd.	87,275	1,365,988
The Michinoku Bank Ltd.	19,826	282,970
The Miyazaki Bank Ltd.	18,707	448,585
The Musashino Bank Ltd.	41,090	727,546
The Nanto Bank Ltd.	45,558	1,152,783
The Nippon Road Co., Ltd.	7,124	453,422
The Nisshin Oillio Group Ltd.	29,637	1,052,762
The Ogaki Kyoritsu Bank Ltd.	48,400	1,119,507
The Oita Bank Ltd.	18,995	493,478
The Okinawa Electric Power Co., Inc.	54,987	998,714
The Pack Corp.	14,716	516,021
The San-In Godo Bank Ltd.	192,932	1,192,722
The Shibusawa Warehouse Co., Ltd.	11,255	223,846
The Shikoku Bank Ltd.	44,251	414,184
The Shimizu Bank Ltd.	13,296	265,653
The Sumitomo Warehouse Co., Ltd.	70,462	964,501
The Toho Bank Ltd.	227,716	584,314
The Towa Bank Ltd.	44,469	361,811
The Yamagata Bank Ltd.	38,242	556,641
The Yamanashi Chuo Bank Ltd.	36,969	387,886
TKC Corp.	18,460	866,445
Toa Corp. Hyogo	26,644	266,172
Toa Corp. Tokyo (a)	20,972	291,283
Toagosei Co., Ltd.	160,603	1,827,334
TOC Co., Ltd.	62,390	499,644
Tocalo Co., Ltd.	66,759	676,064
Toei Co., Ltd.	8,505	1,333,493
Toenec Corp.	8,884	295,295
Toho Co., Ltd.	12,573	212,516
Toho Holdings Co., Ltd.	65,215	1,497,128

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toho Titanium Co., Ltd.	41,398	364,798
Toho Zinc Co., Ltd.	23,464	454,024
Tokai Corp.	22,128	574,063
TOKAI Holdings Corp.	148,314	1,461,335
Tokai Tokyo Financial Holdings, Inc.	276,440	848,177
Token Corp.	9,123	608,144
Tokushu Tokai Paper Co., Ltd.	10,872	401,582
Tokyo Dome Corp.	112,314	1,045,091
Tokyo Individualized Educational Institute, Inc.	25,284	171,546
Tokyo Kiraboshi Financial Group, Inc.	33,389	466,489
Tokyo Ohka Kogyo Co., Ltd.	48,215	1,794,139
Tokyo Seimitsu Co., Ltd.	48,688	1,747,273
Tokyo Steel Manufacturing Co., Ltd.	118,501	904,637
Tokyotokeiba Co., Ltd.	18,596	587,546
Tokyu Construction Co., Ltd.	84,489	601,013
TOMONY Holdings, Inc.	225,482	854,488
Tomy Co., Ltd.	116,792	1,420,573
Tonami Holdings Co., Ltd.	8,820	406,730
Toppan Forms Co., Ltd.	50,802	541,375
Topre Corp.	52,733	828,242
Topy Industries Ltd.	21,392	410,611
Toridoll Holdings Corp.	26,941	715,409
Torii Pharmaceutical Co., Ltd.	16,501	431,247
Torishima Pump Manufacturing Co., Ltd.	27,296	240,532
Tosei Corp.	35,040	425,881
Toshiba Machine Co., Ltd.	29,752	757,995
Toshiba TEC Corp.	30,972	1,255,736
Tosho Co., Ltd.	19,301	443,794
Totetsu Kogyo Co., Ltd.	35,242	1,044,291
Towa Corp.	29,600	318,137
Towa Pharmaceutical Co., Ltd.	32,268	829,168
Toyo Construction Co., Ltd.	89,453	409,241
Toyo Corp.	27,493	284,445
Toyo Ink SC Holdings Co., Ltd.	49,195	1,210,670
Toyo Tanso Co., Ltd.	17,292	378,179
TPR Co., Ltd.	35,949	682,476
Trancom Co., Ltd.	7,652	530,350
Transcosmos, Inc.	33,046	865,455
Trusco Nakayama Corp.	50,392	1,287,064
Trust Tech, Inc.	24,737	306,756
TSI Holdings Co., Ltd.	103,759	523,959
Tsubaki Nakashima Co., Ltd.	52,400	815,356
Tsubakimoto Chain Co.	43,178	1,474,621
Tsugami Corp.	62,148	617,451
Tsukishima Kikai Co., Ltd.	44,224	672,790
Tsukui Corp.	59,182	308,043
Tsurumi Manufacturing Co., Ltd.	25,686	483,885
UACJ Corp.	35,833	804,287
Uchida Yoko Co., Ltd.	10,838	448,820
Union Tool Co.	12,230	370,775
Unipres Corp.	47,070	710,928
United Arrows Ltd.	33,227	998,236
United Super Markets Holdings, Inc.	69,603	620,967
Unitika Ltd. *	71,748	245,690
Unizo Holdings Co., Ltd.	37,613	1,684,702
V Technology Co., Ltd.	11,348	614,498
Valor Holdings Co., Ltd.	51,930	961,684
Valqua Ltd.	19,021	454,552
ValueCommerce Co., Ltd.	19,354	359,298
Vector, Inc. *	32,932	322,073
Vision, Inc./Tokyo Japan *	33,852	549,929
Vital KSK Holdings, Inc.	43,792	442,279
VT Holdings Co., Ltd.	106,673	461,720
Wacom Co., Ltd.	180,303	734,318
Wakita & Co., Ltd.	52,310	525,441
Warabeya Nichiyo Holdings Co., Ltd.	15,353	256,421
WATAMI Co., Ltd.	21,971	263,829
WDB Holdings Co., Ltd.	9,800	230,346
Security	Number of Shares	Value ($)
Weathernews, Inc.	7,200	225,185
World Co., Ltd.	21,360	542,826
Xebio Holdings Co., Ltd.	26,088	314,457
YA-MAN Ltd. (a)	33,716	212,130
YAKUODO Holdings Co., Ltd.	12,848	292,251
YAMABIKO Corp.	42,693	439,756
Yamashin-Filter Corp. (a)	48,382	389,230
Yamazen Corp.	83,933	791,734
Yellow Hat Ltd.	36,936	665,462
Yodogawa Steel Works Ltd.	33,849	657,445
Yokogawa Bridge Holdings Corp.	37,385	650,337
Yokohama Reito Co., Ltd.	54,706	533,023
Yokowo Co., Ltd.	24,104	714,250
Yomiuri Land Co., Ltd.	4,600	191,544
Yondoshi Holdings, Inc.	27,267	647,127
Yonex Co., Ltd.	47,528	282,104
Yorozu Corp.	24,633	324,361
Yoshinoya Holdings Co., Ltd.	81,006	2,039,389
Yuasa Trading Co., Ltd.	20,104	634,274
Yurtec Corp.	48,334	294,833
Yushin Precision Equipment Co., Ltd.	24,469	237,741
Zenrin Co., Ltd.	39,412	679,840
ZERIA Pharmaceutical Co., Ltd.	46,832	923,725
ZIGExN Co., Ltd.	69,314	352,551
Zojirushi Corp. (a)	60,172	980,796
Zuken, Inc.	18,962	428,381
		470,314,982

Netherlands 2.2%
Accell Group N.V.	27,279	773,000
Altice Europe N.V. *	696,963	4,151,284
Altice Europe N.V., Class B *	50,426	299,682
AMG Advanced Metallurgical Group N.V. (a)	38,013	895,265
APERAM S.A.	59,118	1,772,992
Arcadis N.V.	91,724	1,866,950
ASM International N.V.	62,453	6,951,487
B&S Group Sarl	32,276	358,722
Basic-Fit N.V *	44,574	1,607,117
BE Semiconductor Industries N.V.	91,207	3,367,917
Brunel International N.V. (a)	26,954	262,423
Corbion N.V.	74,786	2,315,450
Eurocommercial Properties N.V.	65,992	1,900,564
Flow Traders	35,293	828,870
ForFarmers N.V.	43,775	269,809
Fugro N.V. CVA *(a)	103,590	975,196
IMCD N.V.	68,776	5,725,349
Intertrust N.V.	113,669	2,138,155
Koninklijke BAM Groep N.V.	314,581	858,818
Koninklijke Volkerwessels N.V.	31,254	756,412
NIBC Holding N.V.	52,459	407,781
NSI N.V.	23,390	1,041,909
PostNL N.V.	590,130	1,249,301
SBM Offshore N.V.	216,585	3,652,548
Sligro Food Group N.V.	44,170	1,154,234
TKH Group N.V.	53,747	2,787,659
TomTom N.V. *	84,764	890,401
Vastned Retail N.V.	22,996	699,809
Wereldhave N.V.	52,247	1,250,084
Wessanen (a)(b)	68,487	857,837
		52,067,025

New Zealand 1.0%
Argosy Property Ltd.	1,058,592	958,109
Chorus Ltd.	583,654	2,210,420
EBOS Group Ltd.	120,303	1,759,901
Freightways Ltd.	186,971	950,532

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genesis Energy Ltd.	669,649	1,375,513
Goodman Property Trust	1,384,186	1,896,967
Heartland Group Holdings Ltd.	527,714	575,857
Infratil Ltd.	597,100	1,878,065
Kathmandu Holdings Ltd.	286,111	554,637
Mainfreight Ltd.	103,192	2,762,164
Metlifecare Ltd.	216,126	810,191
New Zealand Refining Co., Ltd.	230,225	294,085
Precinct Properties New Zealand Ltd.	1,189,921	1,386,316
Pushpay Holdings Ltd. *	228,938	559,900
Restaurant Brands New Zealand Ltd. *	36,999	282,621
Scales Corp., Ltd.	133,497	445,597
SKY Network Television Ltd.	511,466	279,063
Summerset Group Holdings Ltd.	282,202	1,394,820
Synlait Milk Ltd. *	123,438	736,884
Tourism Holdings Ltd.	181,234	380,413
Vector Ltd.	309,585	709,440
Vital Healthcare Property Trust	467,077	802,010
Z Energy Ltd.	468,847	1,543,888
		24,547,393

Norway 1.9%
Akastor A.S.A. *	195,420	187,790
Aker Solutions A.S.A. *	184,446	440,006
Atea A.S.A. *	102,680	1,415,953
Austevoll Seafood A.S.A.	115,321	1,104,425
Bakkafrost P/F	59,103	3,966,041
Borr Drilling Ltd. *(a)	96,393	626,843
Borregaard A.S.A.	125,843	1,277,615
BW LPG Ltd.	97,199	840,634
BW Offshore Ltd. *	115,353	764,670
DNO A.S.A.	854,483	972,353
Elkem A.S.A.	305,531	706,633
Entra A.S.A.	183,956	2,796,412
Evry A/S	219,984	871,853
Frontline Ltd. *	109,518	1,205,821
Grieg Seafood A.S.A.	71,033	1,085,209
Hoegh LNG Holdings Ltd. (a)	50,622	183,313
Kongsberg Gruppen A.S.A.	97,267	1,455,372
Nordic Semiconductor A.S.A. *	188,854	1,092,981
Norway Royal Salmon A.S.A.	20,905	544,325
Norwegian Finans Holding A.S.A. *	199,789	1,971,945
Ocean Yield A.S.A.	59,327	310,498
PGS A.S.A. *	426,953	721,587
Sbanken A.S.A.	103,646	770,908
Scatec Solar A.S.A.	104,880	1,249,276
SpareBank 1 Oestlandet	38,114	368,741
SpareBank 1 SMN	165,853	1,727,035
SpareBank 1 SR-Bank A.S.A.	227,700	2,401,956
Stolt-Nielsen Ltd.	31,583	377,915
Storebrand A.S.A.	597,368	4,283,593
TGS Nopec Geophysical Co. A.S.A.	149,832	4,270,641
Tomra Systems A.S.A.	139,905	4,171,507
Veidekke A.S.A.	138,369	1,801,429
Wallenius Wilhelmsen A.S.A.	130,070	296,025
XXL A.S.A. *	127,311	218,968
		46,480,273

Poland 0.6%
Alior Bank S.A. *	116,886	881,640
AmRest Holdings SE *	92,230	1,108,349
Asseco Poland S.A.	96,794	1,402,022
Bank Handlowy w Warszawie S.A.	40,674	540,788
Bank Millennium S.A. *	788,015	1,112,193
Budimex S.A.	14,333	582,694
CCC S.A.	37,492	1,077,486
Ciech S.A. *	31,391	288,944
Security	Number of Shares	Value ($)
Enea S.A. *	274,737	628,354
Energa S.A. *	266,245	468,697
Eurocash S.A.	103,773	591,162
Grupa Azoty S.A. *	58,060	477,716
Jastrzebska Spolka Weglowa S.A.	64,027	342,150
Kernel Holding S.A.	66,310	703,613
KRUK S.A.	21,506	830,316
Orange Polska S.A. *	840,811	1,373,744
PKP Cargo S.A.	37,053	195,163
PLAY Communications S.A.	140,003	1,170,555
Tauron Polska Energia S.A. *	1,239,497	565,388
Warsaw Stock Exchange	34,240	340,119
		14,681,093

Portugal 0.4%
Altri, SGPS, S.A.	90,920	566,403
Banco Comercial Portugues S.A.	9,966,638	2,153,887
Corticeira Amorim SGPS S.A.	42,070	505,612
CTT-Correios de Portugal S.A.	198,652	673,748
Mota-Engil, SGPS, S.A.	105,657	222,160
NOS, SGPS S.A.	284,093	1,542,399
REN - Redes Energeticas Nacionais, SGPS, S.A.	496,211	1,515,529
Semapa-Sociedade de Investimento e Gestao	30,861	465,494
Sonae, SGPS, S.A.	1,237,535	1,242,383
The Navigator Co. S.A.	317,610	1,222,187
		10,109,802

Republic of Korea 4.3%
ABLBio, Inc. *	29,102	442,265
Able C&C Co., Ltd. *	22,268	192,299
Advanced Process Systems Corp.	19,207	467,512
Aekyung Industrial Co., Ltd.	8,320	195,471
AfreecaTV Co., Ltd.	8,707	499,796
Ahnlab, Inc.	7,704	411,567
Amicogen, Inc. *	22,767	474,172
Ananti, Inc. *	59,187	548,701
Asiana Airlines, Inc. *	124,801	562,114
BH Co., Ltd. *	29,792	524,636
Binggrae Co., Ltd.	7,306	335,873
Bukwang Pharmaceutical Co., Ltd.	42,855	529,724
Cafe24 Corp. *	10,455	433,283
Caregen Co., Ltd. *(b)	4,634	150,066
Celltrion Pharm, Inc. *	22,731	682,228
Chabiotech Co., Ltd. *	52,101	635,190
Chong Kun Dang Pharmaceutical Corp.	8,596	667,361
Chongkundang Holdings Corp.	3,795	301,377
CJ CGV Co., Ltd.	19,569	608,865
CMG Pharmaceutical Co., Ltd. *	128,109	427,337
Com2uSCorp	12,541	1,070,256
Cosmax, Inc.	8,496	581,913
CrystalGenomics, Inc. *	46,935	544,393
Cuckoo Homesys Co., Ltd.	6,793	259,666
Daea TI Co., Ltd.	73,694	314,454
Daeduck Electronics Co.	61,318	526,925
Daesang Corp.	25,752	504,727
Daewoong Co., Ltd.	28,060	299,332
Daewoong Pharmaceutical Co., Ltd.	5,587	626,743
Daishin Securities Co., Ltd.	56,331	574,684
Daou Technology, Inc.	29,690	473,823
Dawonsys Co., Ltd.	25,097	325,093
DB HiTek Co., Ltd.	43,985	707,544
Dentium Co., Ltd.	7,932	377,410
DIO Corp. *	14,267	497,047
Dong-A Socio Holdings Co., Ltd.	3,700	321,085
Dong-A ST Co., Ltd.	5,507	505,871

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dongjin Semichem Co., Ltd.	39,356	483,141
DongKook Pharmaceutical Co., Ltd.	6,010	386,199
Dongkuk Steel Mill Co., Ltd. *	72,092	363,771
Dongsung Pharmaceutical Co., Ltd. *	22,537	299,565
Dongwon F&B Co., Ltd.	1,504	286,500
Dongwon Industries Co., Ltd.	1,971	370,454
DoubleUGames Co., Ltd.	11,961	488,607
Duk San Neolux Co., Ltd. *	15,042	269,346
Duzone Bizon Co., Ltd.	22,776	1,376,799
Ecopro BM Co., Ltd. *	10,347	436,691
Ecopro Co., Ltd. *	21,698	360,057
Enzychem Lifesciences Corp. *	7,321	344,620
Eo Technics Co., Ltd.	10,140	772,637
Esmo Corp. *	112,396	156,059
Eutilex Co., Ltd. *	5,588	259,258
F&F Co., Ltd.	8,034	751,604
Feelux Co., Ltd. *	62,668	467,961
Foosung Co., Ltd. *	61,968	410,794
G-treeBNT Co., Ltd. *	27,123	667,081
GemVax & Kael Co., Ltd. *	42,054	904,349
Genexine Co., Ltd. *	16,117	713,643
GOLFZON Co., Ltd.	3,701	233,124
Grand Korea Leisure Co., Ltd.	23,304	384,734
Green Cross Cell Corp.	7,115	249,084
Green Cross Corp.	6,635	713,411
Green Cross Holdings Corp.	34,554	634,824
GS Home Shopping, Inc.	4,174	528,310
Halla Holdings Corp.	9,003	357,102
Hana Tour Service, Inc.	11,169	459,091
Hanall Biopharma Co., Ltd. *	46,863	1,343,024
Handsome Co., Ltd.	16,583	445,059
Hanil Cement Co., Ltd.	2,863	234,392
Hanjin Kal Corp.	36,829	1,117,826
Hanjin Transportation Co., Ltd.	14,525	362,157
Hankook Shell Oil Co., Ltd.	770	215,455
Hankook Technology Group Co., Ltd.	31,268	379,880
Hansae Co., Ltd.	23,854	359,481
Hansol Chemical Co., Ltd.	10,084	862,282
Hansol Paper Co., Ltd.	21,601	265,178
Hanwha General Insurance Co., Ltd.	115,208	278,961
Harim Holdings Co., Ltd.	33,268	220,256
HLB Life Science Co., Ltd. *	48,668	955,931
HS Industries Co., Ltd.	59,924	570,753
Huchems Fine Chemical Corp.	26,167	476,307
Hugel, Inc. *	2,528	815,663
Huons Co., Ltd.	6,122	276,258
Hyosung Advanced Materials Corp. *	3,860	338,238
Hyosung Chemical Corp.	2,641	315,270
Hyosung Corp.	11,037	741,936
Hyosung Heavy Industries Corp. *	8,189	175,753
Hyosung TNC Co., Ltd.	3,760	506,151
Hyundai Bioscience Co., Ltd. *	39,670	486,996
Hyundai Elevator Co., Ltd. *	20,298	1,220,131
Hyundai Greenfood Co., Ltd.	65,534	649,154
Hyundai Home Shopping Network Corp.	7,048	507,201
Hyundai Merchant Marine Co., Ltd. *	395,490	1,208,753
Hyundai Rotem Co., Ltd. *	60,685	778,375
i-SENS, Inc.	12,931	281,359
Iljin Materials Co., Ltd. *	21,442	713,432
Ilyang Pharmaceutical Co., Ltd. *	15,839	285,629
iMarketKorea, Inc.	30,058	254,481
InBody Co., Ltd.	14,272	271,266
Innocean Worldwide, Inc.	13,958	758,670
Innox Advanced Materials Co., Ltd. *	7,426	309,325
Inscobee, Inc. *	100,940	257,659
Insun ENT Co., Ltd. *	39,412	275,949
iNtRON Biotechnology, Inc. *	30,695	344,333
IS Dongseo Co., Ltd.	17,061	482,443
JB Financial Group Co., Ltd.	178,452	815,850
Security	Number of Shares	Value ($)
Jeil Pharmaceutical Co., Ltd.	10,046	297,259
Jusung Engineering Co., Ltd.	44,862	248,780
JW Holdings Corp.	40,673	229,682
JW Pharmaceutical Corp.	16,337	424,625
JYP Entertainment Corp.	33,422	628,175
KEPCO Engineering & Construction Co., Inc.	16,983	271,751
KISWIRE Ltd.	11,464	213,042
KIWOOM Securities Co., Ltd.	14,737	939,505
KMW Co., Ltd. *	36,724	1,442,656
Koh Young Technology, Inc.	15,186	1,288,268
Kolmar Korea Co., Ltd.	17,869	716,333
Kolon Industries, Inc.	23,522	950,917
Komipharm International Co., Ltd. *	44,351	508,789
KONA I Co., Ltd. *	14,607	176,226
Korea Electric Terminal Co., Ltd.	9,126	316,395
Korea Line Corp. *	13,939	257,856
Korea PetroChemical Ind Co., Ltd.	3,660	364,094
Korea Real Estate Investment & Trust Co., Ltd.	199,176	363,395
Korean Reinsurance Co.	115,318	824,990
Kumho Industrial Co., Ltd.	36,412	336,021
Kumho Tire Co., Inc. *	176,812	635,454
Kwang Dong Pharmaceutical Co., Ltd.	43,565	251,546
L&F Co., Ltd.	19,263	330,251
LEENO Industrial, Inc.	11,202	559,555
LegoChem Biosciences, Inc. *	9,472	407,381
LF Corp.	23,637	358,212
LG Hausys Ltd.	7,768	379,472
LG Innotek Co., Ltd.	17,863	1,845,054
LG International Corp.	30,086	378,256
LIG Nex1 Co., Ltd.	13,673	396,478
Lock&Lock Co., Ltd.	19,634	236,044
Lotte Confectionery Co., Ltd.	1,624	206,240
LOTTE Himart Co., Ltd.	15,709	415,617
Lotte Tour Development Co., Ltd. *	38,722	434,379
LS Industrial Systems Co., Ltd.	19,514	832,668
Maeil Dairies Co., Ltd.	3,914	278,352
Medipost Co., Ltd. *	18,486	527,434
Meritz Financial Group, Inc.	38,679	409,336
Meritz Fire & Marine Insurance Co., Ltd.	69,426	1,081,521
Meritz Securities Co., Ltd.	367,231	1,321,366
Mezzion Pharma Co., Ltd. *	6,037	714,535
Mirae Asset Life Insurance Co., Ltd.	88,492	318,411
Modetour Network, Inc.	18,916	263,445
Namyang Dairy Products Co., Ltd.	591	228,414
Naturecell Co., Ltd. *	57,613	507,281
NEPES Corp.	20,979	400,522
Nexen Tire Corp.	46,113	356,442
NICE Holdings Co., Ltd.	23,677	403,921
NICE Information Service Co., Ltd.	42,859	504,373
NKMax Co., Ltd. *	32,445	287,051
Orange Life Insurance Ltd.	40,965	990,180
Orion Holdings Corp.	23,938	352,640
Oscotec, Inc. *	29,169	560,586
Osstem Implant Co., Ltd. *	12,775	432,088
Pan Ocean Co., Ltd. *	236,092	839,509
Partron Co., Ltd.	47,380	475,344
Pearl Abyss Corp. *	7,845	1,230,732
Pharmicell Co., Ltd. *	88,745	576,281
Poongsan Corp.	24,305	437,270
Posco ICT Co., Ltd.	69,748	289,940
S&T Motiv Co., Ltd.	10,203	349,415
Sam Chun Dang Pharm Co., Ltd.	16,816	441,346
Samchully Co., Ltd.	2,663	193,443
Samwha Capacitor Co., Ltd.	9,501	355,538
Samyang Holdings Corp.	7,375	410,850
Sangsangin Co., Ltd. *	49,046	340,496
Sebang Global Battery Co., Ltd.	9,699	307,520

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seegene, Inc. *	18,785	447,697
Seoul Semiconductor Co., Ltd.	47,340	531,054
SFA Engineering Corp.	22,713	820,141
SFA Semicon Co., Ltd. *	93,959	288,762
Shinsegae International, Inc.	2,978	535,770
Silicon Works Co., Ltd.	13,104	416,035
SK Chemicals Co., Ltd.	11,761	698,999
SK Discovery Co., Ltd.	13,864	310,463
SK Gas Ltd.	4,668	339,879
SK Materials Co., Ltd.	5,989	882,264
SK Securities Co., Ltd.	465,679	235,767
SKCKOLONPI, Inc.	17,729	511,089
SL Corp.	19,326	306,788
SM Entertainment Co., Ltd. *	20,945	680,936
Songwon Industrial Co., Ltd.	20,205	262,580
Soulbrain Co., Ltd.	11,860	706,891
SPC SAMLIP Co., Ltd.	2,628	201,580
STCUBE *	29,292	250,476
Studio Dragon Corp. *	7,127	459,787
Taekwang Industrial Co., Ltd.	674	612,857
Taeyoung Engineering & Construction Co., Ltd.	50,584	492,500
Telcon RF Pharmaceutical, Inc. *	90,576	557,497
TES Co., Ltd.	17,685	312,181
Tongyang, Inc.	254,709	307,294
Vidente Co., Ltd. *	31,014	241,831
Webzen, Inc. *	19,969	267,121
Wemade Co., Ltd.	11,260	276,459
WONIK IPS Co., Ltd.	43,894	1,133,444
YG Entertainment, Inc.	13,064	274,851
Youlchon Chemical Co., Ltd.	16,156	186,707
Young Poong Corp.	584	311,987
Youngone Corp.	37,179	1,119,006
Youngone Holdings Co., Ltd.	6,394	267,420
Yuanta Securities Korea Co., Ltd. *	111,527	263,911
Yungjin Pharmaceutical Co., Ltd. *	110,568	608,468
Yuyang DNU Co., Ltd. *	64,139	285,629
		103,943,905

Singapore 1.4%
Accordia Golf Trust	970,186	496,640
AIMS APAC REIT	710,486	742,985
Ascendas Hospitality Trust	1,234,880	1,020,450
Ascendas India Trust	1,056,860	1,197,947
Ascott Residence Trust	1,389,523	1,371,791
Asian Pay Television Trust	1,785,874	223,324
Best World International Ltd. (b)	321,868	158,645
Cache Logistics Trust	1,298,982	679,200
CapitaLand Retail China Trust	831,082	966,339
CDL Hospitality Trusts	1,008,915	1,195,248
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	3,009,470	1,177,423
Far East Hospitality Trust	1,139,930	616,877
First Real Estate Investment Trust	688,562	518,643
First Resources Ltd.	643,009	846,405
Frasers Centrepoint Trust	903,624	1,823,834
Frasers Commercial Trust (b)	839,341	1,025,046
Frasers Hospitality Trust	1,020,448	529,832
Frasers Logistics & Industrial Trust (b)	2,113,406	1,916,431
GuocoLand Ltd.	373,226	554,060
Keppel DC REIT	1,433,211	2,096,180
Keppel Infrastructure Trust	4,515,175	1,750,004
Lippo Malls Indonesia Retail Trust	2,599,963	456,317
Manulife US Real Estate Investment Trust	1,674,253	1,615,654
NetLink NBN Trust	3,745,042	2,560,689
OUE Commercial Real Estate Investment Trust	1,813,323	742,595
OUE Ltd.	333,106	365,395
Security	Number of Shares	Value ($)
Parkway Life Real Estate Investment Trust	487,688	1,159,081
Raffles Medical Group Ltd.	1,188,098	864,498
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,156,818	397,605
Sheng Siong Group Ltd.	539,900	493,528
Silverlake Axis Ltd.	950,885	295,533
Soilbuild Business Space REIT	1,220,293	468,503
SPH REIT	738,841	572,724
Starhill Global REIT	1,779,524	936,968
Thomson Medical Group Ltd.	7,961,490	337,684
Yoma Strategic Holdings Ltd. *	1,483,825	385,212
		32,559,290

Spain 1.8%
Acerinox S.A. *	216,446	2,270,071
Aedas Homes SAU *	28,118	641,760
Almirall S.A.	76,582	1,302,055
Applus Services S.A.	181,467	2,190,937
Atresmedia Corp de Medios de Comunicaion S.A.	103,788	448,592
Bolsas y Mercados Espanoles SHMSF S.A.	97,577	3,821,541
Cia de Distribucion Integral Logista Holdings S.A.	80,829	1,825,220
Cie Automotive S.A.	69,620	1,679,575
Construcciones y Auxiliar de Ferrocarriles S.A.	24,218	1,058,765
Ebro Foods S.A.	98,705	2,160,318
Ence Energia y Celulosa S.A.	158,963	610,299
Euskaltel S.A.	126,375	1,280,545
Faes Farma S.A.	346,934	2,042,708
Fluidra S.A. *	79,126	982,371
Gestamp Automocion S.A.	206,943	955,599
Global Dominion Access S.A. *	157,093	647,808
Indra Sistemas S.A. *	157,725	1,692,991
Lar Espana Real Estate Socimi S.A.	79,808	693,411
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A.	1,701,858	572,323
Masmovil Ibercom S.A. *	108,596	2,449,839
Mediaset Espana Comunicacion S.A.	193,864	1,266,709
Melia Hotels International S.A.	138,482	1,149,758
Metrovacesa S.A.	55,964	515,244
Neinor Homes S.A. *	96,453	1,219,824
Pharma Mar S.A. *	212,757	520,781
Promotora de Informaciones S.A., Class A *	527,666	813,363
Prosegur Cash S.A.	489,941	786,544
Prosegur Cia de Seguridad S.A.	331,931	1,368,792
Sacyr S.A.	451,298	1,228,080
Tecnicas Reunidas S.A. *	39,805	970,825
Unicaja Banco S.A.	992,517	1,000,783
Viscofan S.A.	50,036	2,666,904
		42,834,335

Sweden 5.1%
AAK AB	217,652	3,979,158
Adapteo Oyj *	52,882	635,325
AddTech AB, B Shares	59,795	1,664,764
AF Poyry AB	125,770	2,722,434
Arjo AB, B Shares	283,386	1,263,552
Atrium Ljungberg AB, B Shares	59,241	1,281,101
Attendo AB	132,226	660,567
Avanza Bank Holding AB	155,945	1,518,371
Axfood AB	134,539	2,899,599
Beijer Ref AB	81,320	2,101,781
Betsson AB *	152,999	704,085
Bilia AB, A Shares	102,543	1,029,485

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BillerudKorsnas AB	225,289	2,566,588
Bonava AB, B Shares	107,691	1,078,918
Bravida Holding AB	256,163	2,249,286
Bure Equity AB	64,221	1,191,545
Catena AB	25,888	1,070,987
Clas Ohlson AB, B Shares	51,409	511,826
Cloetta AB, B Shares	275,432	881,069
Collector AB *(a)	53,818	269,592
Concentric AB	49,738	755,515
Dometic Group AB	378,406	3,791,116
Evolution Gaming Group AB	158,487	4,188,945
Fabege AB	338,257	5,290,042
Getinge AB, B Shares	289,195	5,022,766
Hansa Biopharma AB *(a)	41,885	552,653
Hembla AB *	51,565	1,155,508
Hemfosa Fastigheter AB	203,747	2,486,134
Hexpol AB	324,467	2,989,714
Holmen AB, B Shares	129,470	3,857,529
Hufvudstaden AB, A Shares	142,343	2,593,421
Indutrade AB	119,394	3,904,068
Intrum AB	94,433	2,386,438
Investment AB Oresund	37,886	511,366
JM AB	90,051	2,464,792
Klovern AB, B Shares	676,270	1,318,324
Kungsleden AB	243,434	2,330,796
Lifco AB, B Shares	58,310	3,213,335
Lindab International AB	85,884	1,021,045
Loomis AB, B Shares	96,576	4,035,708
Mekonomen AB *	52,703	494,702
Modern Times Group MTG AB, B Shares *	82,264	864,566
Munters Group AB *	99,965	501,279
Mycronic AB (a)	88,719	1,464,415
NCC AB, B Shares	120,372	1,893,830
NetEnt AB *	237,252	646,906
Nobia AB	149,195	1,016,231
Nolato AB, B Shares	21,768	1,205,271
Nordic Entertainment Group AB, Class B	84,112	2,592,212
Nyfosa AB *	204,278	1,542,945
Pandox AB	112,971	2,460,728
Peab AB	252,601	2,165,231
Ratos AB, B Shares	257,158	904,821
Resurs Holding AB	179,364	1,033,407
Sagax AB, Class D	131,764	483,164
SAS AB *	239,847	501,636
Scandic Hotels Group AB	93,034	854,321
Sectra AB *	32,874	1,366,867
SkiStar AB	53,514	687,643
SSAB AB, A Shares	325,862	1,014,473
SSAB AB, B Shares	758,149	2,131,370
Sweco AB, B Shares	84,625	2,961,652
Thule Group AB	132,120	2,879,210
Vitrolife AB	82,726	1,618,715
Wallenstam AB, B Shares	208,946	2,368,396
Wihlborgs Fastigheter AB	170,277	2,853,322
		122,656,561

Switzerland 4.2%
Allreal Holding AG *	18,230	3,491,492
Alpiq Holding AG *	4,379	308,920
ALSO Holding AG *	3,421	542,239
ams AG *	99,105	4,784,927
APG SGA S.A.	1,272	367,847
Arbonia AG *	54,356	675,541
Aryzta AG *	1,197,769	1,264,468
Ascom Holding AG	44,569	445,088
Autoneum Holding AG	3,752	441,522
Bachem Holding AG, Class B	7,473	1,111,210
Basilea Pharmaceutica AG *	14,736	773,406
Security	Number of Shares	Value ($)
Belimo Holding AG	608	4,015,410
Bell Food Group AG *	2,477	676,661
Berner Kantonalbank AG	5,600	1,215,990
BKW AG	23,253	1,635,749
Bobst Group S.A.	9,835	545,213
Bossard Holding AG, Class A	3,340	550,122
Bucher Industries AG	8,213	2,633,157
Burckhardt Compression Holding AG	4,065	1,000,640
Cembra Money Bank AG	36,817	3,835,143
Comet Holding AG	9,373	1,099,230
Conzzeta AG	1,663	1,617,487
COSMO Pharmaceuticals N.V. *	9,204	694,433
Daetwyler Holding AG	9,373	1,620,708
dormakaba Holding AG *	3,900	2,642,017
EFG International AG *	98,670	594,380
Emmi AG	2,515	2,105,166
Forbo Holding AG	1,204	1,991,507
Galenica AG *	61,361	3,693,265
GAM Holding AG *	203,361	557,572
Hiag Immobilien Holding AG	3,602	378,456
Huber & Suhner AG	21,638	1,478,837
Idorsia Ltd. *	113,394	3,036,397
Implenia AG	22,034	859,444
Inficon Holding AG	2,461	1,784,154
Interroll Holding AG	718	1,548,296
Intershop Holding AG	1,426	801,933
Kardex AG	7,344	1,197,851
Komax Holding AG (a)	4,568	994,643
Kudelski S.A. *(a)	48,101	312,860
Landis & Gyr Group AG *	31,940	3,263,195
LEM Holding S.A.	587	785,917
Leonteq AG *	14,126	452,609
Liechtensteinische Landesbank AG	14,233	908,656
Meyer Burger Technology AG *(a)	897,053	383,650
Mobimo Holding AG *	8,178	2,348,613
Rieter Holding AG	3,824	529,203
Schweiter Technologies AG	1,218	1,394,298
SFS Group AG	21,689	2,011,878
Siegfried Holding AG *	5,159	2,253,368
SIG Combibloc Group AG *	216,835	3,002,948
St. Galler Kantonalbank AG	3,063	1,359,324
Sunrise Communications Group AG *	43,102	3,383,551
Swissquote Group Holding S.A.	11,106	519,654
Tecan Group AG	14,961	4,021,138
u-blox Holding AG *	8,701	794,918
Valiant Holding AG	20,286	1,971,052
Valora Holding AG *	4,172	1,106,299
VAT Group AG *	32,826	4,753,012
Vetropack Holding AG	245	679,091
Vontobel Holding AG	35,796	2,301,389
VP Bank AG	2,994	458,380
VZ Holding AG	3,964	1,182,040
Ypsomed Holding AG *	3,986	537,662
Zehnder Group AG	12,856	584,685
		100,309,911

United Kingdom 14.6%
888 Holdings plc	346,659	730,001
AA plc	780,721	429,192
AG Barr plc	105,034	798,866
Aggreko plc	309,608	3,323,167
AJ Bell plc	327,951	1,709,545
Amigo Holdings plc	184,936	150,227
AO World plc *	369,169	405,892
Ascential plc	505,385	2,144,188
Assura plc	3,036,165	2,976,879
Aston Martin Lagonda Global Holdings plc *(a)	76,951	547,847

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avast plc	671,130	3,889,119
Bakkavor Group plc	183,273	299,174
Balfour Beatty plc	874,153	2,496,624
Bank of Georgia Group plc	47,624	911,705
Beazley plc	676,058	4,652,241
Big Yellow Group plc	196,418	2,807,438
Bodycote plc	240,221	2,709,530
Bovis Homes Group plc	172,000	2,725,405
Brewin Dolphin Holdings plc	367,715	1,650,469
Britvic plc	338,735	4,245,711
C&C Group plc	394,370	1,989,459
Cairn Energy plc *	748,877	1,742,642
Capita plc *	2,121,988	4,347,751
Capital & Counties Properties plc	941,742	2,952,780
Card Factory plc	412,383	844,400
Centamin plc	1,425,777	2,048,954
Chemring Group plc	353,854	919,998
Close Brothers Group plc	193,099	3,714,134
Coats Group plc	1,824,783	1,702,998
Computacenter plc	92,147	1,800,994
Countryside Properties plc	566,848	2,902,077
Cranswick plc	66,816	2,705,150
Crest Nicholson Holdings plc	322,479	1,603,435
Daily Mail & General Trust plc N.V., Class A	181,032	1,927,178
De La Rue plc	139,487	276,053
Dechra Pharmaceuticals plc	127,432	4,671,377
Devro plc	218,427	466,183
Dignity plc *	63,106	490,582
Diploma plc	141,344	3,367,701
Dixons Carphone plc	1,289,960	2,059,008
Domino's Pizza Group plc	593,532	2,378,440
Drax Group plc	509,411	1,838,396
Dunelm Group plc	131,095	1,445,596
EI Group plc *	546,782	1,993,066
Electrocomponents plc	575,070	4,861,825
Elementis plc	734,567	1,609,576
Entertainment One Ltd.	490,198	3,525,437
Equiniti Group plc	428,641	1,078,400
Essentra plc	335,164	1,826,048
Ferrexpo plc	377,981	701,109
Firstgroup plc *	1,567,311	2,440,890
Funding Circle Holdings plc *	182,990	238,118
Future plc	104,637	1,789,301
Galliford Try plc	139,818	1,327,473
Games Workshop Group plc	41,794	3,097,670
Genus plc	83,651	3,438,679
Georgia Capital plc *	42,973	524,728
GoCo Group plc	439,705	597,197
Grafton Group plc	279,751	3,032,370
Grainger plc	770,473	2,826,378
Great Portland Estates plc	337,372	3,625,535
Greencore Group plc	574,402	1,804,721
Greggs plc	127,129	3,423,670
Halfords Group plc	245,961	510,950
Hammerson plc	980,902	3,770,865
Hansteen Holdings plc	547,884	734,201
Hastings Group Holdings plc	397,264	913,131
Hays plc	1,747,373	3,767,800
Helical plc	123,359	674,960
Hill & Smith Holdings plc	100,991	1,775,288
Hochschild Mining plc	312,302	658,459
HomeServe plc	352,939	5,501,147
Hunting plc	178,090	899,323
Hyve Group plc	902,852	964,635
Ibstock plc	494,396	1,685,726
IG Group Holdings plc	470,499	4,112,856
Indivior plc *	919,371	482,223
Inmarsat plc	593,672	4,171,314
IntegraFin Holdings plc	244,987	1,267,563
Security	Number of Shares	Value ($)
Intermediate Capital Group plc	360,063	7,130,505
International Personal Finance plc	287,620	520,851
Intu Properties plc *(a)	1,115,590	505,056
IWG plc	858,596	4,537,888
J.D. Wetherspoon plc	94,057	1,947,821
John Laing Group plc	630,849	3,102,445
Jupiter Fund Management plc	545,124	2,568,745
Just Group plc *	1,304,349	1,117,754
Keller Group plc	93,764	772,578
Lancashire Holdings Ltd.	258,025	2,478,134
LondonMetric Property plc	1,044,504	3,142,580
Man Group plc	1,925,956	3,780,434
Marshalls plc	258,184	2,603,227
Marston's plc	808,306	1,337,251
McCarthy & Stone plc	685,156	1,245,181
Mediclinic International plc	501,450	2,507,587
Metro Bank plc *(a)	210,284	508,645
Mitchells & Butlers plc *	282,593	1,641,248
Mitie Group plc	473,229	801,880
Moneysupermarket.com Group plc	665,524	2,931,213
Morgan Advanced Materials plc	354,840	1,316,371
N Brown Group plc	214,711	355,771
National Express Group plc	550,474	3,301,010
NCC Group plc	336,410	898,577
NewRiver REIT plc	388,444	974,758
Northgate plc	167,806	685,901
OneSavings Bank plc	477,081	2,388,194
Pagegroup plc	400,971	2,496,811
Paragon Banking Group plc	330,325	2,123,559
Petrofac Ltd.	330,071	1,641,611
Pets at Home Group plc	609,539	1,986,866
Pharos Energy plc	406,199	273,218
Playtech plc	392,145	1,948,308
Plus500 Ltd.	143,141	1,425,678
Polypipe Group plc	241,324	1,531,421
Premier Foods plc *	912,508	472,132
Premier Oil plc *	1,047,244	1,176,615
Primary Health Properties plc	1,446,474	2,754,134
Provident Financial plc	331,963	1,842,531
PZ Cussons plc	246,202	649,663
QinetiQ Group plc	708,094	3,061,004
Rank Group plc	215,255	686,336
Rathbone Brothers plc	70,541	1,943,514
RDI REIT plc	324,909	536,264
Redrow plc	291,407	2,491,541
Renewi plc	771,810	293,511
Rhi Magnesita N.V.	35,084	1,725,392
Rotork plc	1,131,830	4,799,066
Royal Mail plc	1,171,561	3,159,640
RPS Group plc	307,105	659,419
Safestore Holdings plc	261,350	2,555,706
Saga plc	1,443,261	957,698
Sanne Group plc	173,501	1,447,532
Savills plc	168,127	2,152,976
Schroder Real Estate Investment Trust Ltd.	685,746	478,987
Senior plc	539,957	1,262,071
Serco Group plc *	1,547,556	3,114,745
Shaftesbury plc	286,257	3,358,381
SIG plc	754,887	1,219,582
Signature Aviation plc	1,066,228	4,442,292
Sirius Minerals plc *(a)	8,610,855	411,220
Softcat plc	158,495	2,308,450
Sophos Group plc	426,261	3,115,234
Spectris plc	150,018	5,439,175
Spire Healthcare Group plc	358,521	572,728
Spirent Communications plc	763,417	2,083,583
Sports Direct International plc *	242,503	1,057,721
SSP Group plc	561,266	4,893,225
ST Modwen Properties plc	228,242	1,349,206

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stagecoach Group plc	540,394	953,436
Stobart Group Ltd.	417,067	611,766
Superdry plc	88,205	581,875
Synthomer plc	435,150	1,713,366
TalkTalk Telecom Group plc	930,554	1,265,059
TBC Bank Group plc	44,297	710,498
Ted Baker plc	38,222	196,574
Telecom Plus plc	72,842	1,253,141
The Go-Ahead Group plc	55,272	1,562,867
The Restaurant Group plc	609,639	1,167,081
The Unite Group plc	368,718	5,966,480
TP ICAP plc	721,217	3,600,973
Tritax Big Box REIT plc	2,221,404	4,258,360
Tullow Oil plc	1,799,101	3,047,387
UDG Healthcare plc	320,654	3,423,894
Ultra Electronics Holdings plc	88,862	2,397,712
Vectura Group plc	770,022	827,696
Vesuvius plc	272,343	1,597,923
Victrex plc	104,766	3,116,842
WH Smith plc	132,050	4,181,349
William Hill plc	1,114,703	2,576,620
Wizz Air Holdings plc *	36,056	1,842,219
Workspace Group plc	170,528	2,450,622
		349,755,229
Total Common Stock
(Cost $2,287,335,367)		2,369,425,662

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	9,578	587,175
Jungheinrich AG	60,999	1,577,861
Schaeffler AG	99,415	1,087,162
Sixt SE	20,772	1,422,290
		4,674,488

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	53,443	637,582

Sweden 0.1%
Hemfosa Fastigheter AB	15,621	304,353
Klovern AB	20,358	776,280
		1,080,633
Total Preferred Stock
(Cost $6,825,695)		6,392,703

Rights 0.0% of net assets

Norway 0.0%
Bakkafrost P/F expires 12/05/19 *(b)	1,428	18,297
XXL A.S.A. *(b)	13,886	1,266
Total Rights
(Cost $—)		19,563
Security	Number of Shares	Value ($)
Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.8% of net assets

Switzerland 0.3%
BB Biotech AG (a)	70,711	4,889,308
HBM Healthcare Investments AG, Class A *	7,475	1,608,170
		6,497,478

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	658,552	1,010,279
Picton Property Income Ltd. *	664,577	795,159
UK Commercial Property REIT Ltd.	833,141	945,116
		2,750,554

United States 2.4%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	2,755,018	2,755,018
Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	56,113,424	56,113,424
		58,868,442
Total Other Investment Companies
(Cost $66,954,063)		68,116,474

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	121	11,962,665	23,087
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,621,376.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,972,912,825	$—	$—	$1,972,912,825
Australia	131,520,278	—	1,910,335*	133,430,613
Hong Kong	31,656,540	—	21,129*	31,677,669
Netherlands	51,209,188	—	857,837	52,067,025
Republic of Korea	103,793,839	—	150,066	103,943,905
Singapore	29,459,168	—	3,100,122*	32,559,290
Spain	42,834,335	—	—*	42,834,335
Preferred Stock[1]	6,392,703	—	—	6,392,703
Rights[1]
Norway	—	—	19,563	19,563
Warrants[1]
Singapore	—	—	—*	—
Other Investment Companies[1]	68,116,474	—	—	68,116,474
Futures Contracts[2]	23,087	—	—	23,087
Total	$2,437,918,437	$—	$6,059,052	$2,443,977,489
*	Level 3 amount shown includes securities determined to have no value at November 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Brazil 6.4%
Ambev S.A.	5,420,560	23,139,585
Atacadao S.A.	428,203	1,904,902
B2W Cia Digital *	242,978	3,237,561
B3 S.A. - Brasil Bolsa Balcao	2,457,890	27,739,401
Banco Bradesco S.A.	1,348,784	9,968,427
Banco BTG Pactual S.A.	312,611	5,193,795
Banco do Brasil S.A.	1,026,189	11,603,267
Banco Santander Brasil S.A.	504,894	5,265,905
BB Seguridade Participacoes S.A.	844,272	6,878,691
BR Malls Participacoes S.A.	951,484	3,503,679
BRF S.A. *	697,205	6,034,979
CCR S.A.	1,387,116	5,639,270
Centrais Eletricas Brasileiras S.A.	508,499	4,188,686
Cia Energetica de Minas Gerais	65,942	228,316
Cia Paranaense de Energia	52,702	834,846
Cielo S.A.	1,381,309	2,548,119
Cogna Educacao	1,865,671	4,522,652
Companhia de Saneamento Basico do Estado de Sao Paulo	421,590	5,723,167
Companhia Siderurgica Nacional S.A.	775,500	2,303,592
Cosan S.A.	213,273	3,132,288
CPFL Energia S.A.	223,190	1,667,472
CVC Brasil Operadora e Agencia de Viagens S.A.	147,306	1,398,402
EDP - Energias do Brasil S.A.	374,383	1,761,104
Embraer S.A.	922,233	3,925,973
Energisa S.A.	234,987	2,555,330
Engie Brasil Energia S.A.	215,936	2,388,508
Equatorial Energia S.A.	1,076,755	5,256,066
Fleury S.A.	296,237	1,996,725
Grendene S.A.	343,943	874,438
Hapvida Participacoes e Investimentos S.A.	181,515	2,391,123
Hypera S.A.	554,765	4,369,055
IRB Brasil Resseguros S.A.	1,040,103	9,133,464
Itau Unibanco Holding S.A. ADR	5,948,377	48,419,789
JBS S.A.	1,210,194	8,151,343
Klabin S.A.	922,132	3,864,480
Localiza Rent a Car S.A.	670,257	7,139,601
Lojas Americanas S.A.	155,770	606,753
Lojas Renner S.A.	986,879	12,090,044
M Dias Branco S.A.	108,853	851,609
Magazine Luiza S.A.	800,286	8,522,782
Multiplan Empreendimentos Imobiliarios S.A.	331,686	2,268,609
Natura Cosmeticos S.A.	470,424	3,684,801
Notre Dame Intermedica Participacoes S.A.	470,004	6,301,475
Odontoprev S.A.	338,424	1,275,003
Petrobras Distribuidora S.A.	853,743	5,742,367
Petroleo Brasileiro S.A.	3,661,047	27,014,324
Porto Seguro S.A.	120,108	1,704,344
Raia Drogasil S.A.	285,649	7,633,205
Security	Number of Shares	Value ($)
Rumo S.A. *	1,388,082	8,019,971
Sao Martinho S.A.	180,298	891,192
Sul America S.A.	277,480	3,490,566
Suzano S.A.	1,011,494	9,224,324
Tim Participacoes S.A.	999,991	3,202,204
Transmissora Alianca de Energia Eletrica S.A.	295,903	1,980,478
Ultrapar Participacoes S.A.	1,082,215	5,582,175
Vale S.A. *	4,312,525	50,975,569
Via Varejo S.A. *	508,420	1,059,334
WEG S.A.	912,568	6,565,362
YDUQS Part	319,085	3,200,434
		410,770,926

Chile 0.8%
AES Gener S.A.	3,361,073	637,293
Aguas Andinas S.A., A Shares	3,550,790	1,447,739
Banco de Chile	54,714,115	5,539,760
Banco de Credito e Inversiones S.A.	54,921	2,448,889
Banco Santander Chile	75,792,451	4,036,090
Cencosud S.A.	1,694,420	2,152,358
Cia Cervecerias Unidas S.A.	192,179	1,764,793
Colbun S.A.	9,367,949	1,330,450
Empresa Nacional de Telecomunicaciones S.A. *	164,401	994,450
Empresas CMPC S.A.	1,408,296	3,045,502
Empresas COPEC S.A.	634,014	5,028,614
Enel Americas S.A.	44,681,354	8,551,763
Enel Chile S.A.	33,723,102	2,523,841
Engie Energia Chile S.A.	629,815	780,517
Itau CorpBanca	218,832,536	1,084,779
Latam Airlines Group S.A.	387,737	4,059,870
Parque Arauco S.A.	755,764	1,615,641
Plaza S.A.	305,250	569,516
S.A.C.I. Falabella	945,487	3,784,549
		51,396,414

China 36.2%
360 Security Technology, Inc., A Shares	94,800	279,682
3SBio, Inc. *	1,578,462	2,278,640
51job, Inc. ADR *	29,292	2,302,937
58.com, Inc. ADR *	123,995	7,628,172
AECC Aviation Power Co., Ltd., A Shares	132,300	381,659
Agile Group Holdings Ltd.	1,818,390	2,546,013
Agricultural Bank of China Ltd., A Shares	7,830,900	4,032,441
Agricultural Bank of China Ltd., H Shares	37,275,081	15,095,271
Aier Eye Hospital Group Co., Ltd., A Shares	190,200	1,080,062
Air China Ltd., H Shares	2,549,779	2,319,239
Aisino Corp., A Shares	196,000	575,737
Alibaba Group Holding Ltd. ADR *	1,839,492	367,898,400
Alibaba Health Information Technology Ltd. *	4,959,370	5,613,365
Alibaba Pictures Group Ltd. *	16,868,741	2,801,490
Aluminum Corp. of China Ltd., H Shares *	5,431,001	1,665,153

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Angang Steel Co., Ltd., H Shares	2,052,980	778,940
Anhui Conch Cement Co., Ltd., A Shares	225,200	1,467,174
Anhui Conch Cement Co., Ltd., H Shares	1,534,186	9,809,461
Anhui Expressway Co., Ltd., H Shares	525,776	302,257
Anhui Gujing Distillery Co., Ltd., A Shares	52,400	806,205
ANTA Sports Products Ltd.	1,497,264	14,077,945
Anxin Trust Co., Ltd., A Shares *	436,400	247,067
Autohome, Inc. ADR *	69,913	4,757,580
Avary Holding Shenzhen Co., Ltd., A Shares	52,700	370,327
AVIC Aircraft Co., Ltd., A Shares	326,600	738,688
Avic Capital Co., Ltd., A Shares	793,200	512,255
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	81,200	444,928
AVIC Shenyang Aircraft Co., Ltd., A Shares *	142,000	567,802
AviChina Industry & Technology Co., Ltd., H Shares	3,210,594	1,464,255
BAIC Motor Corp., Ltd., H Shares	2,786,696	1,562,850
Baidu, Inc. ADR *	347,134	41,145,793
Bank of Beijing Co., Ltd., A Shares	1,750,300	1,384,315
Bank of Changsha Co., Ltd., A Shares	569,800	693,815
Bank of China Ltd., A Shares	4,816,100	2,486,852
Bank of China Ltd., H Shares	94,119,249	37,754,711
Bank of Communications Co., Ltd., A Shares	1,735,000	1,359,875
Bank of Communications Co., Ltd., H Shares	9,756,982	6,406,808
Bank of Jiangsu Co., Ltd., A Shares	620,000	608,539
Bank of Nanjing Co., Ltd., A Shares	719,000	845,828
Bank of Ningbo Co., Ltd., A Shares	365,300	1,381,187
Bank of Shanghai Co., Ltd., A Shares	1,102,070	1,440,696
Baoshan Iron & Steel Co., Ltd., A Shares	1,543,600	1,201,074
BBMG Corp., A Shares	1,062,300	494,132
BBMG Corp., H Shares	3,088,391	852,215
BeiGene Ltd. ADR *	41,814	8,500,368
Beijing Capital International Airport Co., Ltd., H Shares	2,106,649	1,991,530
Beijing Enterprises Holdings Ltd.	627,140	2,772,067
Beijing Enterprises Water Group Ltd. *	7,176,573	3,520,557
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,181,453	367,860
Beijing New Building Materials plc, A Shares	107,600	341,629
Beijing North Star Co., Ltd., H Shares	1,317,398	407,282
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	97,100	331,496
Beijing Originwater Technology Co., Ltd., A Shares	160,000	170,926
Beijing Shiji Information Technology Co., Ltd., A Shares	60,800	312,132
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,300	500,504
Beijing Tongrentang Co., Ltd., A Shares	141,900	536,923
Bengang Steel Plates Co., Ltd., A Shares	495,400	255,806
Bilibili, Inc. ADR *	75,620	1,306,714
BOE Technology Group Co., Ltd., A Shares	2,648,000	1,469,029
Bosideng International Holdings Ltd.	3,172,680	1,515,866
Brilliance China Automotive Holdings Ltd.	3,532,067	3,645,888
BYD Co., Ltd., A Shares	74,100	457,357
BYD Co., Ltd., H Shares (a)	932,957	4,427,754
BYD Electronic International Co., Ltd.	997,876	1,784,710
CAR, Inc. *	785,727	576,165
Central China Securities Co., Ltd., H Shares	1,783,985	350,974
CGN Power Co., Ltd., H Shares	13,833,284	3,463,733
Changchun High & New Technology Industry Group, Inc., A Shares	12,200	761,855
Security	Number of Shares	Value ($)
Changjiang Securities Co., Ltd., A Shares	454,100	403,073
Chaozhou Three-Circle Group Co., Ltd., A Shares	203,400	541,632
China Agri-Industries Holdings Ltd.	2,939,120	1,543,200
China Aoyuan Group Ltd.	1,576,320	2,255,410
China Biologic Products Holdings, Inc. *	34,014	3,966,373
China BlueChemical Ltd., H Shares	2,134,515	509,922
China Cinda Asset Management Co., Ltd., H Shares	11,183,714	2,328,824
China CITIC Bank Corp., Ltd., H Shares	12,406,227	6,783,386
China Coal Energy Co., Ltd., A Shares	974,700	676,610
China Coal Energy Co., Ltd., H Shares	1,792,711	709,962
China Communications Construction Co., Ltd., A Shares	356,000	455,764
China Communications Construction Co., Ltd., H Shares	5,348,979	4,161,513
China Communications Services Corp., Ltd., H Shares	3,022,687	2,035,011
China Conch Venture Holdings Ltd.	2,081,832	8,098,340
China Construction Bank Corp., A Shares	998,800	1,008,753
China Construction Bank Corp., H Shares	116,692,725	92,874,156
China Eastern Airlines Corp., Ltd., A Shares *	718,000	522,928
China Eastern Airlines Corp., Ltd., H Shares *	2,789,860	1,414,933
China Enterprise Co., Ltd.	1,027,958	634,619
China Everbright Bank Co., Ltd., A Shares	1,785,200	1,048,781
China Everbright Bank Co., Ltd., H Shares	3,985,131	1,720,768
China Everbright International Ltd.	4,697,772	3,552,849
China Everbright Ltd.	1,040,591	1,674,996
China Evergrande Group *	2,683,414	6,403,650
China Film Co., Ltd., A Shares	214,000	429,525
China Foods Ltd.	998,675	401,881
China Fortune Land Development Co., Ltd., A Shares	204,200	811,287
China Galaxy Securities Co., Ltd., H Shares	5,005,528	2,545,048
China Gas Holdings Ltd.	2,581,266	9,595,968
China Great Wall Securities Co., Ltd., A Shares	159,700	264,881
China Greatwall Technology Group Co., Ltd., A Shares	196,100	414,240
China Hongqiao Group Ltd.	3,225,992	1,693,824
China Huarong Asset Management Co., Ltd., H Shares	13,792,299	2,008,651
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares	1,362,115	2,345,669
China International Marine Containers Group Co., Ltd., H Shares	548,570	473,742
China International Travel Service Corp., Ltd., A Shares	111,500	1,329,128
China Jinmao Holdings Group Ltd.	7,358,681	4,888,396
China Jushi Co., Ltd., A Shares	219,400	281,820
China Life Insurance Co., Ltd., A Shares	224,700	1,048,714
China Life Insurance Co., Ltd., H Shares	9,449,437	23,877,853
China Literature Ltd. *	263,165	1,010,266
China Longyuan Power Group Corp., Ltd., H Shares	4,215,440	2,283,346
China Machinery Engineering Corp., H Shares	1,038,086	412,436
China Medical System Holdings Ltd.	1,611,306	2,293,117
China Merchants Bank Co., Ltd., A Shares	1,142,200	5,854,020
China Merchants Bank Co., Ltd., H Shares	4,638,922	21,927,133
China Merchants Energy Shipping Co., Ltd., A Shares	745,500	629,915
China Merchants Port Holdings Co., Ltd.	1,605,980	2,498,909

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Merchants Securities Co., Ltd., A Shares	329,700	772,901
China Merchants Securities Co., Ltd., H Shares	1,254,569	1,397,572
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	492,600	1,268,997
China Minsheng Banking Corp., Ltd., A Shares	2,440,600	2,142,050
China Minsheng Banking Corp., Ltd., H Shares	7,282,475	5,070,357
China Mobile Ltd.	6,638,782	50,038,407
China Molybdenum Co., Ltd., H Shares	5,478,660	1,875,738
China National Accord Medicines Corp., Ltd., A Shares	53,800	333,746
China National Building Material Co., Ltd., H Shares	4,993,915	4,823,097
China National Chemical Engineering Co., Ltd., A Shares	340,700	301,931
China National Nuclear Power Co., Ltd., A Shares	1,342,600	928,177
China National Software & Service Co., Ltd., A Shares	30,500	294,069
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	276,900	391,523
China Oilfield Services Ltd., A Shares	364,729	865,394
China Oilfield Services Ltd., H Shares	1,888,596	2,542,979
China Overseas Land & Investment Ltd.	4,754,152	15,942,830
China Pacific Insurance (Group) Co., Ltd., A Shares	373,500	1,819,696
China Pacific Insurance (Group) Co., Ltd., H Shares	3,214,887	11,376,496
China Petroleum & Chemical Corp., A Shares	2,453,700	1,741,686
China Petroleum & Chemical Corp., H Shares	31,700,934	17,778,685
China Power International Development Ltd.	5,857,561	1,212,258
China Railway Construction Corp., Ltd., A Shares	777,100	1,068,935
China Railway Construction Corp., Ltd., H Shares	2,497,269	2,577,744
China Railway Group Ltd., H Shares	4,719,682	2,761,476
China Railway Signal & Communication Corp., Ltd., H shares	1,990,691	1,068,111
China Reinsurance Group Corp., H Shares	8,781,882	1,391,145
China Resources Beer Holdings Co., Ltd.	1,984,830	10,396,095
China Resources Cement Holdings Ltd.	2,893,344	3,463,400
China Resources Gas Group Ltd.	1,000,192	5,570,997
China Resources Land Ltd.	3,333,734	14,416,262
China Resources Pharmaceutical Group Ltd.	2,150,209	1,878,883
China Resources Power Holdings Co., Ltd.	2,384,752	3,101,373
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	97,200	406,362
China Shenhua Energy Co., Ltd., A Shares	523,900	1,282,558
China Shenhua Energy Co., Ltd., H Shares	4,208,751	8,151,086
China Shipbuilding Industry Co., Ltd., A Shares	1,322,500	993,293
China Shipbuilding Industry Group Power Co., Ltd., A Shares *	111,460	348,335
China South City Holdings Ltd.	3,477,141	404,228
China Southern Airlines Co., Ltd., A Shares	748,600	703,881
China Southern Airlines Co., Ltd., H Shares	1,649,799	1,030,630
China State Construction Engineering Corp., Ltd., A Shares	2,690,500	1,955,697
Security	Number of Shares	Value ($)
China State Construction International Holdings Ltd.	2,329,242	1,835,958
China Taiping Insurance Holdings Co., Ltd.	1,855,161	4,289,664
China Telecom Corp., Ltd., H Shares	17,334,332	6,554,837
China Tower Corp., Ltd., H Shares	58,402,554	11,937,541
China Traditional Chinese Medicine Holdings Co., Ltd.	3,158,165	1,408,067
China Unicom Hong Kong Ltd.	7,455,083	6,381,023
China United Network Communications Ltd., A Shares	1,737,200	1,411,022
China Vanke Co., Ltd., A Shares	595,700	2,347,227
China Vanke Co., Ltd., H Shares	1,923,070	7,198,231
China Yangtze Power Co., Ltd., A Shares	768,100	1,980,904
China Zhongwang Holdings Ltd.	1,717,821	686,887
Chongqing Changan Automobile Co., Ltd., A Shares	543,875	659,153
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,965,811	1,473,860
Chongqing Zhifei Biological Products Co., Ltd., A Shares	51,800	326,423
CIFI Holdings Group Co., Ltd.	4,271,500	3,110,415
CIMC Enric Holdings Ltd.	963,300	527,937
CITIC Ltd.	6,096,217	7,632,197
CITIC Securities Co., Ltd., A Shares	656,300	1,998,788
CITIC Securities Co., Ltd., H Shares	2,764,804	5,135,607
CNOOC Ltd.	19,938,799	28,936,126
Contemporary Amperex Technology Co., Ltd., A Shares	60,400	751,010
COSCO Shipping Development Co., Ltd., H Shares	5,858,882	658,659
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,982,764	818,157
COSCO SHIPPING Holdings Co., Ltd., A Shares *	585,701	394,080
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,460,688	908,484
COSCO SHIPPING Ports Ltd.	2,292,756	1,865,780
Country Garden Holdings Co., Ltd.	9,197,877	12,807,877
Country Garden Services Holdings Co., Ltd.	1,548,452	5,004,738
CRRC Corp., Ltd., A Shares	1,407,800	1,395,795
CRRC Corp., Ltd., H Shares	5,383,665	3,541,998
CSC Financial Co., Ltd., H Shares	1,320,500	902,517
CSG Holding Co., Ltd., A Shares	865,646	538,108
CSPC Pharmaceutical Group Ltd.	5,514,461	12,553,760
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	399,944	294,296
Dali Foods Group Co., Ltd.	2,722,167	1,850,075
Daqin Railway Co., Ltd., A Shares	1,218,500	1,374,506
Datang International Power Generation Co., Ltd., A Shares	785,200	270,298
Datang International Power Generation Co., Ltd., H Shares	2,813,724	521,210
Dawning Information Industry Co., Ltd., A Shares	65,800	317,958
Dazhong Transportation Group Co., Ltd., A Shares	744,800	419,549
Dongfang Electric Corp., Ltd., H Shares	657,676	352,878
Dongfeng Motor Group Co., Ltd., H Shares	3,623,898	3,481,424
Dongxing Securities Co., Ltd., A Shares	336,200	517,933
East Money Information Co., Ltd., A Shares	424,200	835,734
ENN Energy Holdings Ltd.	945,520	10,267,216
Eve Energy Co., Ltd., A Shares *	64,800	412,769
Everbright Securities Co., Ltd., A Shares	187,900	299,626
Everbright Securities Co., Ltd., H Shares	285,313	210,675

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fangda Carbon New Material Co., Ltd., A Shares *	251,000	384,893
Far East Horizon Ltd.	2,694,408	2,447,350
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	104,400	369,487
Financial Street Holdings Co., Ltd., A Shares	173,700	190,997
Focus Media Information Technology Co., Ltd., A Shares	1,226,900	977,338
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	56,800	864,368
Fosun International Ltd.	2,879,547	3,877,286
Founder Securities Co., Ltd., A Shares	574,500	546,719
Foxconn Industrial Internet Co., Ltd., A Shares	225,800	535,114
Fujian Sunner Development Co., Ltd., A Shares	88,800	300,128
Fullshare Holdings Ltd. *(a)	10,924,481	245,627
Fuyao Glass Industry Group Co., Ltd., H Shares	695,161	2,051,448
GCL System Integration Technology Co., Ltd., A Shares *	390,500	341,065
GCL-Poly Energy Holdings Ltd. *	16,816,297	491,959
GD Power Development Co., Ltd., A Shares	825,700	265,447
GDS Holdings Ltd. ADR *	65,694	3,075,793
Geely Automobile Holdings Ltd.	6,198,424	11,592,722
Gemdale Corp., A Shares	382,000	646,633
Genscript Biotech Corp. *	1,142,705	2,759,046
GF Securities Co., Ltd., A Shares *	375,200	711,978
GF Securities Co., Ltd., H Shares	2,184,971	2,339,121
Gigadevice Semiconductor Beijing, Inc., A Shares	20,900	491,733
Glodon Co., Ltd., A Shares	94,900	445,750
GoerTek, Inc., A Shares	216,300	596,598
GOME Retail Holdings Ltd. *(a)	13,650,647	1,203,276
Great Wall Motor Co., Ltd., H Shares	4,152,803	3,209,665
Gree Electric Appliances, Inc. of Zhuhai, A Shares	331,200	2,718,875
Greenland Holdings Corp., Ltd., A Shares	311,900	290,606
Greentown China Holdings Ltd.	972,463	1,001,316
Guangdong Electric Power Development Co., Ltd., A Shares	667,800	392,323
Guangdong Haid Group Co., Ltd., A Shares	114,800	501,335
Guangdong Investment Ltd.	3,671,028	7,588,034
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	400,000	595,737
Guanghui Energy Co., Ltd., A Shares	598,300	276,599
Guangshen Railway Co., Ltd., H shares	2,500,609	779,469
Guangzhou Automobile Group Co., Ltd., A Shares	440,760	740,457
Guangzhou Automobile Group Co., Ltd., H Shares	3,661,429	3,910,389
Guangzhou Baiyun International Airport Co., Ltd., A Shares	157,000	372,961
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	127,400	602,391
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	180,848	545,241
Guangzhou R&F Properties Co., Ltd., H Shares	1,320,081	2,219,318
Guosen Securities Co., Ltd., A Shares	167,600	270,832
Guotai Junan Securities Co., Ltd., A Shares	490,800	1,166,618
Guotai Junan Securities Co., Ltd., H Shares	955,082	1,451,947
Security	Number of Shares	Value ($)
Guoyuan Securities Co., Ltd., A Shares	382,000	454,274
Haidilao International Holding Ltd.	440,694	1,852,235
Haier Electronics Group Co., Ltd.	1,571,586	4,366,771
Haier Smart Home Co., Ltd., A Shares	490,200	1,189,598
Haitian International Holdings Ltd.	777,380	1,737,939
Haitong Securities Co., Ltd., A Shares	637,700	1,246,381
Haitong Securities Co., Ltd., H Shares	3,841,518	3,837,715
Han's Laser Technology Industry Group Co., Ltd., A Shares	74,300	369,812
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	497,300	2,221,949
Hangzhou Robam Appliances Co., Ltd., A Shares	135,100	570,768
Hangzhou Tigermed Consulting Co., Ltd., A Shares	47,300	422,541
Health & Happiness H&H International Holdings Ltd.	202,408	881,749
Henan Shuanghui Investment & Development Co., Ltd., A Shares	223,700	986,133
Hengan International Group Co., Ltd.	911,372	6,019,346
Hengli Petrochemical Co., Ltd., A Shares	227,700	454,432
HengTen Networks Group Ltd. *(a)	22,954,993	331,374
Hengtong Optic-electric Co., Ltd., A Shares	225,700	496,993
Hithink RoyalFlush Information Network Co., Ltd., A Shares	30,200	391,958
HLA Corp., Ltd., A Shares	228,000	249,083
Hopson Development Holdings Ltd.	867,353	834,361
Huadian Fuxin Energy Corp., Ltd., H Shares	3,551,880	648,870
Huadian Power International Corp., Ltd., A Shares	1,231,600	649,967
Huadian Power International Corp., Ltd., H Shares	917,408	334,018
Huadong Medicine Co., Ltd., A Shares	128,000	447,912
Hualan Biological Engineering, Inc., A Shares	120,400	573,060
Huaneng Power International, Inc., A Shares	321,800	274,196
Huaneng Power International, Inc., H Shares	5,236,512	2,595,595
Huaneng Renewables Corp., Ltd., H Shares	6,416,411	2,450,905
Huatai Securities Co., Ltd., A Shares	387,700	935,891
Huatai Securities Co., Ltd., H Shares	2,338,010	3,506,530
Huaxia Bank Co., Ltd., A Shares	1,274,800	1,347,344
Huaxin Cement Co., Ltd., B Shares	467,500	906,483
Huayu Automotive Systems Co., Ltd., A Shares	203,900	751,796
Huazhu Group Ltd. ADR	130,191	4,453,834
Hundsun Technologies, Inc., A Shares	63,400	656,641
Iflytek Co., Ltd., A Shares	189,400	888,004
Industrial & Commercial Bank of China Ltd., A Shares	4,536,500	3,736,347
Industrial & Commercial Bank of China Ltd., H Shares	97,476,961	69,486,307
Industrial Bank Co., Ltd., A Shares	1,146,200	3,079,925
Industrial Securities Co., Ltd., A Shares	696,300	613,105
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	3,927,100	715,039
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	378,400	1,565,823
Innovent Biologics, Inc. *	1,352,820	4,735,367
Inspur Electronic Information Industry Co., Ltd., A Shares	98,000	417,374
iQIYI, Inc. ADR *	166,662	3,191,577
JCET Group Co., Ltd., A Shares *	116,500	343,371
JD.com, Inc. ADR *	998,643	32,605,694

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jiangsu Expressway Co., Ltd., A Shares	310,900	475,419
Jiangsu Expressway Co., Ltd., H Shares	1,331,977	1,776,480
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	77,800	482,740
Jiangsu Hengrui Medicine Co., Ltd., A Shares	245,300	2,997,357
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	485,974
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	91,400	1,276,619
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	340,800	393,644
Jiangsu Zhongtian Technology Co., Ltd., A Shares	558,100	643,050
Jiangxi Bank Co., Ltd., H Shares	1,144,135	665,046
Jiangxi Copper Co., Ltd., H Shares	1,593,137	1,837,824
Jiangxi Zhengbang Technology Co., Ltd., A Shares	139,100	289,283
Jiayuan International Group Ltd.	1,565,184	597,860
Jinke Properties Group Co., Ltd., A Shares	430,504	402,337
Jizhong Energy Resources Co., Ltd., A Shares	545,000	272,114
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,100	501,488
Kingboard Holdings Ltd.	918,033	2,527,369
Kingboard Laminates Holdings Ltd.	1,293,765	1,459,416
Kingdee International Software Group Co., Ltd.	2,880,650	2,855,718
Kingsoft Corp., Ltd. *	1,134,046	2,509,237
Kunlun Energy Co., Ltd.	3,694,289	3,129,014
Kweichow Moutai Co., Ltd., A Shares	65,700	10,551,327
KWG Group Holdings Ltd. *	1,652,020	1,815,001
Lao Feng Xiang Co., Ltd., A Shares	91,400	622,773
Laobaixing Pharmacy Chain JSC, A Shares	40,000	389,192
Lee & Man Paper Manufacturing Ltd.	2,135,332	1,445,787
Legend Holdings Corp., H Shares	656,134	1,349,527
Lepu Medical Technology Beijing Co., Ltd., A Shares	166,400	763,836
Li Ning Co., Ltd.	2,116,967	6,788,141
Livzon Pharmaceutical Group, Inc., H Shares	192,303	565,037
Logan Property Holdings Co., Ltd.	1,295,821	1,897,111
Lomon Billions Group Co., Ltd., A Shares	222,500	411,454
Longfor Group Holdings Ltd.	2,027,903	8,303,062
LONGi Green Energy Technology Co., Ltd., A Shares	207,600	704,309
Luxshare Precision Industry Co., Ltd., A Shares	307,690	1,489,440
Luye Pharma Group Ltd.	2,142,796	1,574,025
Luzhou Laojiao Co., Ltd., A Shares	83,800	974,495
Mango Excellent Media Co., Ltd., A Shares *	153,170	663,669
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares	282,000	593,287
Meitu, Inc. *	2,306,301	424,269
Meituan Dianping., B Shares *	4,245,602	55,973,444
Metallurgical Corp. of China Ltd., A Shares	1,297,400	494,603
Metallurgical Corp. of China Ltd., H Shares	3,442,553	716,855
Momo, Inc. ADR	127,518	4,772,999
Muyuan Foodstuff Co., Ltd., A Shares	103,900	1,282,871
NARI Technology Co., Ltd., A Shares	376,700	1,230,312
NAURA Technology Group Co., Ltd., A Shares	36,800	409,357
NavInfo Co., Ltd., A Shares	180,300	413,693
NetEase, Inc. ADR	89,404	28,190,869
Security	Number of Shares	Value ($)
New China Life Insurance Co., Ltd., A Shares	113,800	720,685
New China Life Insurance Co., Ltd., H Shares	1,098,038	4,229,293
New Hope Liuhe Co., Ltd., A Shares	231,500	677,381
New Oriental Education & Technology Group, Inc. ADR *	171,704	20,789,920
Nine Dragons Paper Holdings Ltd.	2,049,033	2,086,269
Ningbo Zhoushan Port Co., Ltd., A Shares	620,600	319,572
NIO, Inc. ADR *(a)	207,783	471,667
Offshore Oil Engineering Co., Ltd., A Shares	665,800	661,069
OFILM Group Co., Ltd., A Shares *	207,400	372,615
Orient Securities Co., Ltd., H Shares	1,351,275	761,282
Orient Securities Co., Ltd., A Shares	367,400	507,988
Oriental Pearl Group Co., Ltd., A Shares	650,500	816,138
PetroChina Co., Ltd., H Shares	25,854,332	11,923,495
PICC Property & Casualty Co., Ltd., H Shares	8,417,332	9,742,394
Pinduoduo, Inc. ADR *	135,619	4,875,503
Ping An Bank Co., Ltd., A Shares	1,001,000	2,177,155
Ping An Healthcare & Technology Co., Ltd. *(a)	192,386	1,280,484
Ping An Insurance Group Co. of China Ltd., A Shares	604,000	7,184,472
Ping An Insurance Group Co. of China Ltd., H Shares	6,840,323	77,510,990
Poly Developments & Holdings Group Co., Ltd., A Shares	732,700	1,503,974
Poly Property Group Co., Ltd.	2,587,948	925,714
Postal Savings Bank of China Co., Ltd., H Shares	11,502,113	7,464,563
Power Construction Corp. of China Ltd., A Shares	1,277,800	741,602
Qingdao Port International Co., Ltd., H Shares	1,368,614	804,270
Red Star Macalline Group Corp., Ltd., H Shares	853,517	703,291
RiseSun Real Estate Development Co., Ltd., A Shares	461,200	566,171
SAIC Motor Corp., Ltd., A Shares	575,700	1,904,000
Sanan Optoelectronics Co., Ltd., A Shares	274,900	650,302
Sany Heavy Industry Co., Ltd., A Shares	559,900	1,153,259
SDIC Capital Co., Ltd., A Shares	205,800	349,833
SDIC Power Holdings Co., Ltd., A Shares	527,900	628,528
Seazen Group Ltd. *	2,107,652	2,245,577
Seazen Holdings Co., Ltd., A Shares	136,200	632,569
SF Holding Co., Ltd., A Shares	161,300	870,751
Shaanxi Coal Industry Co., Ltd., A Shares	704,900	850,298
Shandong Chenming Paper Holdings Ltd., A Shares	803,150	540,388
Shandong Chenming Paper Holdings Ltd., H Shares	487,229	197,935
Shandong Gold Mining Co., Ltd., A Shares	220,660	944,482
Shandong Gold Mining Co., Ltd., H Shares	361,638	744,736
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,912,681	3,516,315
Shanghai Baosight Software Co., Ltd., A Shares	121,100	594,996
Shanghai Electric Group Co., Ltd., A Shares	618,000	411,417
Shanghai Electric Group Co., Ltd., H Shares	4,118,695	1,268,060
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	128,200	458,642
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	739,102	2,077,256
Shanghai Huayi Group Co., Ltd., A Shares	642,800	609,887

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shanghai Industrial Holdings Ltd.	544,474	980,752
Shanghai International Airport Co., Ltd., A Shares	112,200	1,199,096
Shanghai International Port Group Co., Ltd., A Shares	627,800	497,421
Shanghai Jahwa United Co., Ltd., A Shares	42,334	180,658
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	127,775	437,673
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	309,000	572,731
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	456,240	859,918
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	409,000	374,235
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	178,370	385,160
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	212,600	538,006
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,052,736	1,888,207
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,645,300	2,787,434
Shanghai Shimao Co., Ltd., A Shares	518,000	286,634
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	452,244
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	253,900	249,929
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	65,500	832,406
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	657,100	540,265
Shanying International Holding Co., Ltd., A Shares *	351,800	162,640
Shenergy Co., Ltd., A Shares	630,700	532,017
Shengyi Technology Co., Ltd., A Shares	133,600	435,391
Shenwan Hongyuan Group Co., Ltd., A Shares	1,597,100	1,081,401
Shenzhen Expressway Co., Ltd., A Shares	362,599	557,055
Shenzhen Expressway Co., Ltd., H Shares	672,772	897,287
Shenzhen Goodix Technology Co., Ltd., A Shares	11,200	309,237
Shenzhen Inovance Technology Co., Ltd., A Shares	86,200	322,118
Shenzhen International Holdings Ltd.	1,110,245	2,345,943
Shenzhen Investment Ltd.	4,435,972	1,745,431
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	44,300	481,632
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	24,500	626,270
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	659,900	646,763
Shenzhen Sunway Communication Co., Ltd., A Shares *	74,900	420,210
Shenzhou International Group Holdings Ltd.	901,307	11,882,710
Shimao Property Holdings Ltd.	1,482,480	5,369,143
Sichuan Chuantou Energy Co., Ltd., A Shares	533,800	725,153
Sichuan Expressway Co., Ltd., H Shares	1,613,760	478,289
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	104,500	345,165
Sihuan Pharmaceutical Holdings Group Ltd.	5,055,033	574,747
SINA Corp. *	77,869	2,716,849
Sino Biopharmaceutical Ltd.	8,262,614	10,661,097
Sino-Ocean Group Holding Ltd.	3,539,734	1,311,389
Security	Number of Shares	Value ($)
Sinopec Engineering Group Co., Ltd., H Shares	1,929,281	1,131,283
Sinopec Oilfield Service Corp., A Shares *	893,950	278,487
Sinopec Oilfield Service Corp., H Shares *	2,748,907	273,916
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,084,400	603,134
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	5,410,342	1,499,849
Sinopharm Group Co., Ltd., H Shares	1,502,019	4,960,198
Sinotrans Ltd., H Shares	3,094,180	964,492
Sinotruk Hong Kong Ltd.	868,133	1,466,158
SOHO China Ltd.	2,719,102	937,891
Songcheng Performance Development Co., Ltd., A Shares	155,000	602,807
SooChow Securities Co., Ltd., A Shares	263,300	319,483
Spring Airlines Co., Ltd., A Shares	44,000	252,172
STO Express Co., Ltd., A Shares	116,200	300,833
Sunac China Holdings Ltd.	2,779,838	13,548,059
Suning.com Co., Ltd., A Shares	631,200	884,405
Sunny Optical Technology Group Co., Ltd.	818,247	13,411,400
TAL Education Group ADR *	426,316	18,868,746
TBEA Co., Ltd., A Shares	294,649	272,018
TCL Corp., A Shares	1,321,900	722,067
Tencent Holdings Ltd.	7,158,683	303,439,816
Tencent Music Entertainment Group ADR *	144,389	1,794,755
The People's Insurance Co. Group of China Ltd., H Shares	10,148,156	4,070,801
Tianfeng Securities Co., Ltd., A Shares	308,200	234,988
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	313,400	310,282
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	218,800	314,663
Tianma Microelectronics Co., Ltd., A Shares	188,800	411,710
Times China Holdings Ltd.	957,460	1,800,493
Times Neighborhood Holdings Ltd. *(b)	368,254	33,655
Tongcheng-Elong Holdings Ltd. *(a)	1,084,276	1,800,720
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	152,300	287,487
Tongwei Co., Ltd., A Shares	169,200	315,297
TravelSky Technology Ltd., H Shares	1,262,852	3,074,952
Trip.com Group Ltd. ADR *	523,011	17,384,886
Tsingtao Brewery Co., Ltd., H Shares	510,196	3,154,608
Tunghsu Optoelectronic Technology Co., Ltd., A Shares (b)	678,600	426,276
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	44,800	285,498
Unisplendour Corp., Ltd., A Shares	70,900	272,811
Venustech Group, Inc., A Shares	110,200	482,814
Vipshop Holdings Ltd. ADR *	536,640	6,858,259
Walvax Biotechnology Co., Ltd., A Shares	73,700	316,608
Wangsu Science & Technology Co., Ltd., A Shares	266,400	334,992
Wanhua Chemical Group Co., Ltd., A Shares	207,200	1,426,831
Weibo Corp. ADR *	64,276	2,751,656
Weichai Power Co., Ltd., A Shares	370,900	695,904
Weichai Power Co., Ltd., H Shares	2,560,517	4,376,701
Weifu High-Technology Group Co., Ltd., A Shares	169,100	447,409
Wens Foodstuffs Group Co., Ltd.	75,600	384,993
Western Securities Co., Ltd., A Shares	405,900	509,255
Westone Information Industry, Inc., A Shares	75,800	256,299
Wuchan Zhongda Group Co., Ltd., A Shares	648,200	468,404
Wuliangye Yibin Co., Ltd., A Shares	201,400	3,654,161

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WUS Printed Circuit Kunshan Co., Ltd., A Shares	103,400	330,794
WuXi AppTec Co., Ltd.	171,020	1,984,883
WuXi AppTec Co., Ltd., A Shares	63,840	799,050
Wuxi Biologics Cayman, Inc. *	791,046	8,938,459
XCMG Construction Machinery Co., Ltd., A Shares	457,900	298,321
Xiaomi Corp., B Shares *	11,445,334	13,086,230
Xinhu Zhongbao Co., Ltd., A Shares	975,400	516,147
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	575,192	412,229
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	190,800	314,564
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	932,093	1,037,147
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares (a)	350,627	560,806
Yangzijiang Shipbuilding Holdings Ltd.	2,591,594	1,952,058
Yanlord Land Group Ltd.	882,235	754,847
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	141,183	549,272
Yanzhou Coal Mining Co., Ltd., A Shares	351,300	469,236
Yanzhou Coal Mining Co., Ltd., H Shares	2,017,907	1,783,899
Yealink Network Technology Corp., Ltd., A Shares	41,900	412,030
Yihai International Holding Ltd. *	592,960	3,772,400
Yixintang Pharmaceutical Group Co., Ltd., A Shares	80,000	255,934
Yonghui Superstores Co., Ltd., A Shares	667,800	705,802
Yonyou Network Technology Co., Ltd., A Shares	162,800	642,868
Yuexiu Property Co., Ltd.	8,433,234	1,799,176
Yunda Holding Co., Ltd., A Shares	85,600	353,970
Yunnan Baiyao Group Co., Ltd., A Shares	80,500	1,006,543
YY, Inc. ADR *	68,257	4,354,114
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	49,400	701,162
Zhaojin Mining Industry Co., Ltd., H Shares	1,326,613	1,372,753
Zhejiang Chint Electrics Co., Ltd., A Shares	85,000	288,736
Zhejiang Dahua Technology Co., Ltd., A Shares	237,200	571,578
Zhejiang Expressway Co., Ltd., H Shares	1,784,670	1,561,750
Zhejiang Huayou Cobalt Co., Ltd., A Shares	94,800	411,163
Zhejiang Longsheng Group Co., Ltd., A Shares	214,600	402,034
Zhejiang NHU Co., Ltd., A Shares	161,300	488,722
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	131,400	276,073
Zhejiang Supor Co., Ltd., A Shares	27,700	282,912
Zhengzhou Yutong Bus Co., Ltd., A Shares	198,400	395,956
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	437,957	1,513,428
Zhongji Innolight Co., Ltd., A Shares	52,000	325,465
Zhongjin Gold Corp., Ltd., A Shares	338,500	377,505
Zhongsheng Group Holdings Ltd.	779,543	2,763,542
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	650,499	2,222,969
Zijin Mining Group Co., Ltd., H Shares	8,054,380	3,014,830
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	856,500	724,923
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,684,154	1,191,941
ZTE Corp., A Shares *	191,500	836,559
Security	Number of Shares	Value ($)
ZTE Corp., H Shares *	894,985	2,383,883
ZTO Express Cayman, Inc. ADR	413,076	8,790,257
		2,309,587,545

Colombia 0.4%
Bancolombia S.A.	333,087	3,939,174
Bancolombia S.A. ADR	140,654	6,789,369
Cementos Argos S.A.	784,165	1,379,491
Corp. Financiera Colombiana S.A. *	139,512	1,166,176
Ecopetrol S.A. ADR	295,168	5,404,526
Grupo Argos S.A.	431,820	2,151,528
Grupo de Inversiones Suramericana S.A.	287,573	2,643,704
Interconexion Electrica S.A. ESP	550,244	2,963,270
		26,437,238

Czech Republic 0.2%
CEZ A/S	207,642	4,601,145
Komercni Banka A/S	90,889	3,114,168
Moneta Money Bank A/S	665,586	2,211,593
O2 Czech Republic A/S	66,497	659,994
		10,586,900

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,811,588	8,713,738

Greece 0.4%
Alpha Bank AE *	1,706,120	3,593,031
Eurobank Ergasias S.A. *	3,224,784	3,399,199
FF Group *(b)	50,437	—
Hellenic Petroleum S.A.	67,103	639,994
Hellenic Telecommunications Organization S.A.	316,352	4,757,766
JUMBO S.A.	130,882	2,626,452
Motor Oil Hellas Corinth Refineries S.A.	73,073	1,711,313
Mytilineos S.A.	141,394	1,574,601
National Bank of Greece S.A. *	686,530	2,326,920
OPAP S.A.	237,667	2,924,497
		23,553,773

Hungary 0.3%
Magyar Telekom Telecommunications plc	547,571	794,541
MOL Hungarian Oil & Gas plc	550,216	5,323,735
OTP Bank Nyrt	287,247	13,536,639
Richter Gedeon Nyrt	181,460	3,479,795
		23,134,710

India 11.0%
3M India Ltd. *	2,548	789,991
ABB India Ltd.	66,254	1,337,132
ACC Ltd.	59,490	1,262,278
Adani Enterprises Ltd.	339,656	1,017,488
Adani Ports & Special Economic Zone Ltd.	857,067	4,564,453
Adani Power Ltd. *	1,156,458	1,025,276
Adani Transmission Ltd. *	336,992	1,456,952
Aditya Birla Capital Ltd. *	685,186	1,045,389
Alkem Laboratories Ltd.	53,614	1,516,476
Ambuja Cements Ltd.	985,569	2,811,594
Ashok Leyland Ltd.	1,499,764	1,654,732
Asian Paints Ltd.	360,519	8,574,309
AU Small Finance Bank Ltd.	186,764	2,144,581
Aurobindo Pharma Ltd.	330,042	2,069,850
Avenue Supermarts Ltd. *	146,271	3,716,033

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Axis Bank Ltd.	2,468,678	25,432,674
Bajaj Auto Ltd.	110,208	4,879,186
Bajaj Finance Ltd.	218,044	12,383,410
Bajaj Finserv Ltd.	47,202	5,994,383
Bajaj Holdings & Investment Ltd.	32,389	1,609,280
Bandhan Bank Ltd.	361,835	2,931,500
Bank of Baroda *	1,018,573	1,489,435
Bank of India *	371,531	393,089
Berger Paints India Ltd.	302,962	2,097,031
Bharat Electronics Ltd.	703,030	1,010,384
Bharat Forge Ltd.	226,112	1,463,759
Bharat Heavy Electricals Ltd.	1,033,245	767,687
Bharat Petroleum Corp., Ltd.	1,260,554	8,988,833
Bharti Airtel Ltd. *	2,045,769	12,617,536
Bharti Infratel Ltd.	1,082,659	4,169,907
Biocon Ltd.	337,351	1,324,480
Bosch Ltd.	9,616	2,163,823
Britannia Industries Ltd.	73,276	3,123,276
Cadila Healthcare Ltd.	314,546	1,114,366
Canara Bank *	204,435	647,324
Castrol India Ltd.	619,791	1,216,039
Cholamandalam Investment & Finance Co., Ltd.	229,545	998,815
Cipla Ltd.	413,134	2,687,711
Coal India Ltd.	1,857,063	5,313,291
Colgate-Palmolive (India) Ltd.	85,758	1,762,320
Container Corp. Of India Ltd.	269,316	2,173,674
Cummins India Ltd.	74,379	562,217
Dabur India Ltd.	677,691	4,337,033
Dalmia Bharat Ltd. *	56,222	690,378
Divi's Laboratories Ltd.	103,930	2,587,765
DLF Ltd.	751,650	2,301,969
Dr. Reddy's Laboratories Ltd.	102,704	4,171,654
Eicher Motors Ltd.	16,651	5,311,005
Emami Ltd.	149,126	655,125
Embassy Office Parks REIT *	171,800	1,063,909
Exide Industries Ltd.	248,207	674,860
Federal Bank Ltd.	1,825,470	2,262,196
Future Retail Ltd. *	262,215	1,238,748
GAIL India Ltd.	1,349,480	2,371,172
Gillette India Ltd.	10,135	969,661
GlaxoSmithKline Consumer Healthcare Ltd.	12,615	1,555,687
Glenmark Pharmaceuticals Ltd.	191,803	901,832
GMR Infrastructure Ltd. *	2,100,674	641,293
Godrej Consumer Products Ltd.	470,202	4,751,998
Godrej Industries Ltd.	96,567	588,253
Godrej Properties Ltd. *	76,816	973,137
Grasim Industries Ltd.	409,127	4,488,634
Havells India Ltd.	301,496	2,805,137
HCL Technologies Ltd.	675,592	10,619,708
HDFC Asset Management Co., Ltd.	36,515	1,800,338
HDFC Life Insurance Co., Ltd.	690,837	5,503,584
Hemisphere Properties India Ltd. *(b)	102,194	237,616
Hero MotoCorp Ltd.	120,857	4,099,830
Hindalco Industries Ltd.	1,207,866	3,369,986
Hindustan Petroleum Corp., Ltd.	710,752	2,799,910
Hindustan Unilever Ltd.	877,456	24,894,737
Hindustan Zinc Ltd. *	367,243	1,102,433
Housing Development Finance Corp., Ltd.	2,149,946	68,847,722
ICICI Bank Ltd.	366,286	2,617,295
ICICI Lombard General Insurance Co., Ltd.	228,082	4,333,200
ICICI Prudential Life Insurance Co., Ltd.	383,113	2,683,326
IDFC First Bank Ltd. *	3,016,043	1,969,704
IDFC Ltd.	360,060	178,681
Indiabulls Housing Finance Ltd.	408,575	1,654,519
Indian Oil Corp., Ltd.	2,673,410	4,896,826
Info Edge India Ltd.	76,503	2,808,709
Infosys Ltd.	4,646,353	45,101,766
Security	Number of Shares	Value ($)
InterGlobe Aviation Ltd.	119,183	2,399,360
ITC Ltd.	3,736,547	12,834,085
Jindal Steel & Power Ltd. *	523,961	1,175,922
JSW Energy Ltd.	537,179	548,879
JSW Steel Ltd.	1,489,030	5,428,901
Kansai Nerolac Paints Ltd.	161,885	1,184,618
L&T Finance Holdings Ltd.	586,602	984,109
Larsen & Toubro Infotech Ltd.	36,652	863,273
Larsen & Toubro Ltd.	413,587	7,670,998
LIC Housing Finance Ltd.	306,417	1,982,340
Lupin Ltd.	280,750	3,133,403
Mahindra & Mahindra Financial Services Ltd.	360,597	1,768,616
Mahindra & Mahindra Ltd.	742,330	5,490,060
Mangalore Refinery & Petrochemicals Ltd.	275,568	183,040
Marico Ltd.	585,820	2,939,001
Maruti Suzuki India Ltd.	152,198	15,372,767
Motherson Sumi Systems Ltd.	1,149,007	2,074,980
Mphasis Ltd.	100,606	1,231,814
MRF Ltd.	1,221	1,079,042
Muthoot Finance Ltd.	105,497	997,139
Nestle India Ltd.	29,563	5,956,468
NHPC Ltd.	3,193,368	1,059,448
NMDC Ltd.	877,769	1,254,786
NTPC Ltd.	2,922,525	4,740,000
Oberoi Realty Ltd.	114,373	824,107
Oil & Natural Gas Corp., Ltd.	3,781,637	6,945,192
Oil India Ltd.	379,436	814,806
Oracle Financial Services Software Ltd. *	27,736	1,133,315
Page Industries Ltd.	4,422	1,359,137
Petronet LNG Ltd.	656,075	2,483,002
Pidilite Industries Ltd.	153,235	2,783,275
Piramal Enterprises Ltd.	115,343	2,910,929
Power Finance Corp., Ltd. *	719,829	1,148,917
Power Grid Corp. of India Ltd.	609,017	1,641,024
Punjab National Bank *	593,777	542,976
Rajesh Exports Ltd.	197,575	1,856,702
RBL Bank Ltd.	393,905	2,054,428
REC Ltd.	791,420	1,521,336
Reliance Industries Ltd.	3,902,519	84,382,538
SBI Life Insurance Co., Ltd.	295,802	3,958,665
Shree Cement Ltd.	10,537	3,084,031
Shriram Transport Finance Co., Ltd.	210,999	3,315,394
Siemens Ltd.	104,881	2,149,448
State Bank of India *	2,224,995	10,602,747
Steel Authority of India Ltd.	1,110,836	609,324
Sun Pharmaceutical Industries Ltd.	1,375,559	8,625,826
Sun TV Network Ltd.	108,334	729,400
Tata Communications Ltd.	85,185	528,595
Tata Consultancy Services Ltd.	1,128,187	32,290,642
Tata Motors Ltd. *	1,493,287	3,361,782
Tata Steel Ltd.	342,112	2,038,723
Tech Mahindra Ltd.	589,670	6,258,989
The Tata Power Co., Ltd.	1,188,958	950,503
Titan Co., Ltd.	388,270	6,276,727
Torrent Pharmaceuticals Ltd.	51,086	1,352,039
Torrent Power Ltd.	142,322	555,698
TVS Motor Co., Ltd.	143,463	954,420
UltraTech Cement Ltd.	131,649	7,816,083
Union Bank of India *	485,321	426,548
United Breweries Ltd.	85,403	1,497,164
United Spirits Ltd. *	374,800	3,167,416
UPL Ltd.	668,010	5,338,027
Vedanta Ltd.	2,070,126	4,172,716
Vodafone Idea Ltd. *	9,976,529	952,629
Voltas Ltd.	126,861	1,238,945
Whirlpool of India Ltd.	42,952	1,282,707
Wipro Ltd.	1,886,484	6,250,807

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yes Bank Ltd.	2,185,437	2,080,716
Zee Entertainment Enterprises Ltd.	856,190	3,497,564
		699,282,308

Indonesia 2.1%
Barito Pacific Tbk PT	24,310,785	2,344,039
PT Adaro Energy Tbk	15,695,361	1,368,684
PT Astra Agro Lestari Tbk	523,678	467,802
PT Astra International Tbk	25,431,795	11,719,721
PT Bank Central Asia Tbk	11,966,902	26,640,250
PT Bank Danamon Indonesia Tbk	842,258	219,745
PT Bank Mandiri (Persero) Tbk	22,985,323	11,366,369
PT Bank Negara Indonesia (Persero) Tbk	9,297,567	4,943,761
PT Bank Rakyat Indonesia (Persero) Tbk	65,666,528	19,041,198
PT Bukit Asam Tbk	5,681,010	974,693
PT Bumi Serpong Damai Tbk *	8,996,517	797,281
PT Charoen Pokphand Indonesia Tbk	9,218,178	4,395,055
PT Gudang Garam Tbk	581,492	2,076,757
PT Hanjaya Mandala Sampoerna Tbk	12,002,033	1,646,504
PT Indah Kiat Pulp & Paper Corp. Tbk	3,496,304	1,685,563
PT Indocement Tunggal Prakarsa Tbk	1,720,011	2,365,701
PT Indofood CBP Sukses Makmur Tbk	2,813,791	2,259,212
PT Indofood Sukses Makmur Tbk	5,476,202	3,086,551
PT Jasa Marga Persero Tbk	2,589,516	906,927
PT Kalbe Farma Tbk	24,114,640	2,607,219
PT Matahari Department Store Tbk	3,600,054	900,971
PT Media Nusantara Citra Tbk	5,855,225	518,896
PT Perusahaan Gas Negara Tbk	13,262,774	1,805,355
PT Semen Indonesia (Persero) Tbk	3,705,821	3,008,270
PT Surya Citra Media Tbk	6,710,306	570,887
PT Telekomunikasi Indonesia (Persero) Tbk	57,832,175	16,113,467
PT Tower Bersama Infrastructure Tbk	12,749,990	989,808
PT Unilever Indonesia Tbk	1,451,096	4,300,306
PT United Tractors Tbk	1,945,099	2,885,586
PT Vale Indonesia Tbk *	2,323,132	494,108
PT XL Axiata Tbk *	4,779,283	1,131,713
Smartfren Telecom Tbk PT *	49,369,650	437,519
		134,069,918

Kuwait 0.9%
Agility Public Warehousing Co. KSC	1,166,475	2,937,305
Ahli United Bank BSC	6,210,190	5,682,794
Boubyan Bank KSCP	1,084,062	2,069,638
Boubyan Petrochemicals Co. KSCP	500,571	1,186,343
Burgan Bank SAK	895,721	914,001
Gulf Bank KSCP	2,190,706	1,990,240
Humansoft Holding Co. KSC	132,475	1,328,675
Kuwait Finance House KSCP	4,467,203	10,719,523
Mobile Telecommunications Co. KSC	2,569,288	4,964,358
National Bank of Kuwait SAKP	7,539,978	25,091,895
		56,884,772

Malaysia 2.6%
AirAsia Group Berhad	1,777,600	719,297
Alliance Bank Malaysia Berhad	1,396,480	902,788
AMMB Holdings Berhad	2,453,672	2,344,104
Astro Malaysia Holdings Berhad	2,074,000	695,223
Axiata Group Berhad	5,660,677	5,597,653
British American Tobacco Malaysia Berhad	186,600	728,261
CIMB Group Holdings Berhad	8,870,471	11,001,805
Dialog Group Berhad	5,791,400	4,645,323
DiGi.com Berhad	4,605,600	4,940,282
FGV Holdings Berhad *	2,391,300	761,506
Fraser & Neave Holdings Berhad	172,300	1,433,186
Security	Number of Shares	Value ($)
Gamuda Berhad	2,676,116	2,409,241
Genting Berhad	2,775,600	3,874,476
Genting Malaysia Berhad	3,450,320	2,594,039
HAP Seng Consolidated Berhad	809,634	1,919,161
Hartalega Holdings Berhad	1,899,800	2,388,112
Hong Leong Bank Berhad	789,807	3,195,915
Hong Leong Financial Group Berhad	303,600	1,184,887
IHH Healthcare Berhad	3,705,100	4,763,890
IJM Corp. Berhad	4,033,636	2,018,508
IOI Corp. Berhad	4,065,592	4,234,485
IOI Properties Group Berhad	2,297,550	632,631
Kuala Lumpur Kepong Berhad	584,348	3,265,577
Malayan Banking Berhad	7,425,551	15,165,797
Malaysia Airports Holdings Berhad	1,123,000	2,231,749
Maxis Berhad	3,468,324	4,301,668
MISC Berhad	1,664,400	3,247,901
Nestle Malaysia Berhad	74,571	2,558,608
Petronas Chemicals Group Berhad	3,554,800	6,009,072
Petronas Dagangan Berhad	369,500	2,025,991
Petronas Gas Berhad	941,836	3,495,381
PPB Group Berhad	831,877	3,625,084
Press Metal Aluminium Holdings Berhad	2,414,932	2,717,630
Public Bank Berhad	3,862,754	18,146,111
QL Resources Berhad	936,800	1,626,194
RHB Bank Berhad	1,994,900	2,703,492
Sime Darby Berhad	4,417,900	2,380,049
Sime Darby Plantation Berhad	4,470,500	5,330,561
Sime Darby Property Berhad	4,583,400	861,479
Telekom Malaysia Berhad	1,400,100	1,260,476
Tenaga Nasional Berhad	4,867,874	15,338,494
Top Glove Corp. Berhad	2,115,100	2,278,930
UEM Sunrise Berhad *	2,278,300	387,308
Westports Holdings Berhad	1,427,900	1,425,678
YTL Corp. Berhad	5,438,164	1,087,242
		164,455,245

Mexico 2.9%
Alfa S.A.B. de C.V., A Shares	3,868,974	3,046,702
Alpek S.A.B. de C.V.	519,523	568,384
Alsea S.A.B. de C.V. *	778,408	2,114,278
America Movil S.A.B. de C.V., Series L	34,119,947	26,238,713
Arca Continental S.A.B. de C.V.	515,262	2,734,345
Banco del Bajio S.A.	886,593	1,377,695
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	735,400	931,244
Becle S.A.B. de C.V.	675,905	1,146,636
Cemex S.A.B. de C.V., Series CPO	19,567,190	7,172,613
Coca-Cola Femsa S.A.B. de C.V.	660,084	3,795,259
Concentradora Fibra Danhos S.A. de C.V.	265,009	390,337
El Puerto de Liverpool S.A.B. de C.V., Series C1	260,191	1,286,315
Fibra Uno Administracion S.A. de C.V.	3,834,017	5,871,272
Fomento Economico Mexicano S.A.B. de C.V.	2,606,823	23,719,410
GMexico Transportes S.A.B. de C.V.	487,686	662,566
Gruma S.A.B. de C.V., B Shares	259,972	2,625,643
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	376,540	2,506,856
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	422,901	4,309,989
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	257,325	4,401,919
Grupo Bimbo S.A.B. de C.V., Series A	2,989,525	5,180,382
Grupo Carso S.A.B. de C.V., Series A1	584,408	1,958,264
Grupo Comercial Chedraui S.A. de C.V.	420,635	583,332
Grupo Elektra S.A.B. de C.V.	78,294	5,490,394

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,511,667	18,532,773
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,889,373	3,438,125
Grupo Lala S.A.B. de C.V.	769,311	760,023
Grupo Mexico S.A.B. de C.V., Series B	4,511,440	11,814,327
Grupo Televisa S.A.B., Series CPO	2,735,071	5,966,382
Industrias Bachoco S.A.B. de C.V., Series B	221,236	960,574
Industrias Penoles S.A.B. de C.V.	166,771	1,772,404
Infraestructura Energetica Nova S.A.B. de C.V.	650,663	2,674,972
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares *	979,307	1,880,241
Megacable Holdings S.A.B. de C.V., Series CPO	399,154	1,416,904
Nemak S.A.B. de C.V.	834,628	353,868
Orbia Advance Corp. S.A.B. de C.V.	1,329,350	2,908,752
Promotora y Operadora de Infraestructura S.A.B. de C.V.	269,961	2,587,296
Regional S.A.B. de C.V.	328,958	1,798,471
Telesites S.A.B. de C.V. *	1,699,423	1,228,467
Wal-Mart de Mexico S.A.B. de C.V.	6,366,016	17,780,654
		183,986,781

Peru 0.1%
Companhia de Minas Buenaventura S.A. ADR	281,294	4,323,489

Philippines 1.3%
Aboitiz Power Corp.	2,035,189	1,379,755
Alliance Global Group, Inc.	5,210,582	1,134,095
Ayala Corp.	310,362	4,922,794
Ayala Land, Inc.	8,651,067	7,746,208
Bank of the Philippine Islands	2,242,423	3,792,901
BDO Unibank, Inc.	2,465,265	7,364,503
Bloomberry Resorts Corp.	4,454,611	976,569
DMCI Holdings, Inc.	5,531,522	707,565
Globe Telecom, Inc.	38,426	1,467,017
GT Capital Holdings, Inc.	126,899	2,233,812
International Container Terminal Services, Inc.	1,359,289	3,306,270
JG Summit Holdings, Inc.	3,601,852	5,450,800
Jollibee Foods Corp.	503,399	1,902,049
LT Group, Inc.	3,692,406	803,661
Manila Electric Co.	341,494	2,143,788
Megaworld Corp.	14,345,446	1,250,621
Metro Pacific Investments Corp.	16,761,388	1,418,360
Metropolitan Bank & Trust Co.	2,387,088	3,112,163
PLDT, Inc.	146,254	3,094,028
San Miguel Corp.	438,332	1,373,265
San Miguel Food & Beverage, Inc.	824,836	1,460,892
Semirara Mining & Power Corp.	1,533,299	657,796
SM Investments Corp.	604,565	12,611,215
SM Prime Holdings, Inc.	11,277,966	8,655,725
Universal Robina Corp.	1,097,310	3,241,292
		82,207,144

Qatar 1.2%
Barwa Real Estate Co.	2,393,518	2,241,663
Doha Bank QPSC	1,890,038	1,313,319
Ezdan Holding Group QSC *	2,167,486	376,825
Gulf International Services QSC *	1,228,114	600,396
Industries Qatar QSC	2,522,360	7,003,861
Masraf Al Rayan QSC	4,640,879	4,907,274
Mesaieed Petrochemical Holding Co.	5,365,135	3,831,187
Security	Number of Shares	Value ($)
Ooredoo QPSC	1,056,224	2,013,237
Qatar Aluminum Manufacturing Co.	3,411,244	751,392
Qatar Electricity & Water Co. QSC	641,574	2,842,238
Qatar Fuel QSC	625,056	3,852,309
Qatar Gas Transport Co., Ltd.	3,384,122	2,351,505
Qatar Insurance Co. SAQ	2,194,820	1,850,617
Qatar International Islamic Bank QSC	934,027	2,349,818
Qatar Islamic Bank SAQ	1,442,144	5,885,817
Qatar National Bank QPSC	5,554,488	29,366,628
The Commercial Bank QSC	2,501,736	3,009,504
United Development Co. QSC	2,335,977	904,622
Vodafone Qatar QSC	2,296,748	756,962
		76,209,174

Russia 4.4%
Aeroflot PJSC	785,069	1,256,208
Alrosa PJSC *	3,089,074	3,744,186
Federal Grid Co. Unified Energy System PJSC	355,240,665	1,079,576
Gazprom PJSC	13,178,937	52,810,074
Gazprom PJSC USD	1	4
Inter RAO UES PJSC	45,064,459	3,126,888
LUKOIL PJSC	559,886	53,466,630
Magnit PJSC	89,563	4,575,001
Magnitogorsk Iron & Steel Works PJSC	2,264,834	1,373,808
MMC Norilsk Nickel PJSC	66,124	17,537,727
Mobile TeleSystems PJSC	1,185,158	5,615,071
Moscow Exchange MICEX-RTS PJSC *	1,948,837	3,205,104
Mosenergo PJSC	13,396,952	508,300
NovaTek PJSC	1,340,671	26,442,112
Novolipetsk Steel PJSC	1,279,642	2,576,805
PhosAgro PJSC	49,245	1,851,189
Polyus PJSC	34,302	3,677,845
Rosneft Oil Co. PJSC	1,365,378	9,368,783
Rosseti PJSC	40,124,950	743,555
Rostelecom PJSC	1,225,771	1,535,313
RusHydro PJSC	155,604,719	1,286,851
RussNeft PJSC *	63,106	545,341
Sberbank of Russia PJSC	12,716,560	46,295,641
Severstal PJSC	238,315	3,366,890
Sistema PJSC	4,805,660	1,121,593
Surgutneftegas PJSC	9,148,288	6,277,263
Tatneft PJSC	1,912,570	22,033,091
Unipro PJSC	17,634,086	744,106
VTB Bank PJSC GDR	2,660,722	3,671,796
		279,836,751

Saudi Arabia 2.2%
Abdullah Al Othaim Markets Co.	38,190	766,855
Advanced Petrochemical Co.	108,682	1,359,250
Al Rajhi Bank	1,144,599	18,985,082
Alinma Bank	692,734	4,211,823
Almarai Co. JSC	230,481	3,026,984
Bank Al-Jazira	403,283	1,464,724
Bank AlBilad	343,443	2,362,888
Bupa Arabia for Cooperative Insurance Co.	58,074	1,564,126
Dallah Healthcare Co.	22,671	261,774
Dar Al Arkan Real Estate Development Co. *	507,720	1,570,547
Emaar Economic City *	407,208	988,158
Etihad Etisalat Co. *	352,300	2,111,921
Fawaz Abdulaziz Al Hokair & Co. *	75,585	456,332
Jarir Marketing Co.	54,437	2,296,516
Mobile Telecommunications Co. *	269,069	787,834
Mouwasat Medical Services Co.	44,574	993,703
National Commercial Bank	1,254,567	15,389,355

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Industrialization Co. *	347,825	1,087,069
National Petrochemical Co.	128,891	705,979
Rabigh Refining & Petrochemical Co. *	217,748	1,118,354
Riyad Bank	1,234,723	7,243,708
Sahara International Petrochemical Co.	356,692	1,483,839
Samba Financial Group	914,590	7,109,413
Saudi Airlines Catering Co.	29,959	709,429
Saudi Arabian Fertilizer Co.	193,704	3,786,268
Saudi Arabian Mining Co. *	387,865	4,442,347
Saudi Basic Industries Corp.	835,950	20,285,720
Saudi Cement Co.	74,795	1,356,283
Saudi Electricity Co.	728,783	3,941,258
Saudi Ground Services Co.	96,415	838,168
Saudi Industrial Investment Group	229,125	1,235,442
Saudi Kayan Petrochemical Co. *	727,141	1,954,555
Saudi Pharmaceutical Industries & Medical Appliances Corp.	68,831	467,133
Saudi Research & Marketing Group *	34,312	595,656
Saudi Telecom Co.	559,160	13,896,990
Seera Group Holding *	148,391	746,308
Southern Province Cement Co.	70,286	1,053,353
The Co. for Cooperative Insurance *	60,603	1,128,024
The Qassim Cement Co.	52,201	792,063
The Savola Group *	248,050	2,077,005
Yanbu Cement Co.	87,156	798,349
Yanbu National Petrochemical Co.	228,331	3,050,502
		140,501,087

South Africa 5.7%
Absa Group Ltd.	923,316	9,279,159
African Rainbow Minerals Ltd.	130,165	1,348,375
Anglo American Platinum Ltd.	75,759	6,268,769
AngloGold Ashanti Ltd.	519,328	9,713,521
Aspen Pharmacare Holdings Ltd. *	470,663	3,770,957
Assore Ltd.	40,104	656,148
AVI Ltd.	410,114	2,430,233
Barloworld Ltd.	266,146	2,068,248
Bid Corp., Ltd.	413,205	9,097,955
Capitec Bank Holdings Ltd.	68,499	6,625,372
Clicks Group Ltd.	319,991	5,469,306
Coronation Fund Managers Ltd.	337,325	969,179
Dis-Chem Pharmacies Ltd.	474,590	840,160
Discovery Ltd.	459,092	3,698,929
Distell Group Holdings Ltd.	110,032	984,153
Exxaro Resources Ltd.	321,209	2,922,732
FirstRand Ltd.	3,929,458	16,792,647
Fortress REIT Ltd., Class A	1,344,971	1,812,815
Fortress REIT Ltd., Class B	1,378,537	760,157
Gold Fields Ltd.	1,014,438	5,327,305
Growthpoint Properties Ltd.	3,633,167	5,655,670
Harmony Gold Mining Co., Ltd. *	595,901	1,830,851
Hyprop Investments Ltd.	314,799	1,266,243
Impala Platinum Holdings Ltd. *	923,032	7,092,978
Investec Ltd.	371,690	2,136,082
JSE Ltd.	109,515	919,289
KAP Industrial Holdings Ltd.	3,452,834	977,906
Kumba Iron Ore Ltd.	65,720	1,685,855
Liberty Holdings Ltd.	166,301	1,265,218
Life Healthcare Group Holdings Ltd.	1,748,291	2,949,413
MAS Real Estate, Inc.	492,226	638,923
Massmart Holdings Ltd.	114,986	335,785
Momentum Metropolitan Holdings	1,233,937	1,713,684
Motus Holdings Ltd.	226,734	1,097,849
Mr Price Group Ltd.	306,970	3,666,126
MTN Group Ltd.	2,290,949	14,441,750
MultiChoice Group *	563,670	4,663,078
Naspers Ltd., N Shares	539,123	77,076,229
Nedbank Group Ltd.	501,289	7,492,138
Security	Number of Shares	Value ($)
NEPI Rockcastle plc	439,793	3,722,318
Netcare Ltd.	1,834,462	2,503,872
Northam Platinum Ltd. *	442,712	3,232,798
Old Mutual Ltd.	5,892,325	7,455,382
Pepkor Holdings Ltd.	844,639	1,019,124
Pick n Pay Stores Ltd.	421,819	1,954,076
Pioneer Foods Group Ltd.	179,585	1,320,568
PSG Group Ltd.	206,245	3,282,776
Rand Merchant Investment Holdings Ltd.	908,812	1,872,452
Redefine Properties Ltd.	6,995,172	3,928,906
Remgro Ltd.	608,921	7,987,075
Resilient REIT Ltd.	350,944	1,597,486
Reunert Ltd.	201,959	949,633
RMB Holdings Ltd.	920,156	5,064,532
Sanlam Ltd.	2,188,007	11,409,651
Santam Ltd.	48,979	966,811
Sappi Ltd.	682,199	1,855,295
Sasol Ltd.	710,988	12,809,720
Shoprite Holdings Ltd.	592,999	5,186,566
Sibanye Gold Ltd. *	2,707,897	5,337,069
Standard Bank Group Ltd.	1,634,232	18,484,789
Super Group Ltd. *	473,965	921,859
Telkom S.A. SOC Ltd.	428,524	1,371,289
The Bidvest Group Ltd.	429,207	5,945,277
The Foschini Group Ltd.	280,767	2,973,413
The SPAR Group Ltd.	235,765	3,313,228
Tiger Brands Ltd.	213,972	2,983,313
Truworths International Ltd.	542,811	1,892,967
Tsogo Sun Gaming Ltd.	583,514	491,007
Vodacom Group Ltd.	753,149	6,225,442
Vukile Property Fund Ltd.	1,165,995	1,567,604
Woolworths Holdings Ltd.	1,205,625	4,293,286
		361,660,771

Taiwan 13.2%
Acer, Inc.	3,545,086	2,085,652
Advantech Co., Ltd.	460,256	4,518,008
ASE Technology Holding Co.,Ltd.	4,149,120	10,280,837
Asia Cement Corp.	2,937,286	4,375,531
Asustek Computer, Inc.	870,426	6,575,874
AU Optronics Corp.	10,982,530	3,160,440
Capital Securities Corp.	2,634,644	915,332
Catcher Technology Co., Ltd.	928,224	7,590,563
Cathay Financial Holding Co., Ltd.	10,250,914	14,010,361
Chailease Holding Co., Ltd.	1,484,290	6,640,520
Chang Hwa Commercial Bank Ltd.	7,838,198	5,895,893
Cheng Shin Rubber Industry Co., Ltd.	2,375,277	3,238,607
Chicony Electronics Co., Ltd.	750,951	2,178,239
China Airlines Ltd.	3,815,872	1,126,858
China Development Financial Holding Corp.	17,512,308	5,573,311
China Life Insurance Co., Ltd. *	3,797,687	3,155,352
China Motor Corp.	323,600	416,293
China Steel Corp.	15,636,956	11,992,749
Chunghwa Telecom Co., Ltd.	4,679,310	17,330,494
Compal Electronics, Inc.	5,077,638	3,128,746
CTBC Financial Holding Co., Ltd.	23,044,792	16,503,456
Delta Electronics, Inc.	2,706,148	12,417,388
E.Sun Financial Holding Co., Ltd.	13,943,368	12,361,912
Eclat Textile Co., Ltd.	248,510	3,225,446
Epistar Corp. *	1,348,828	1,450,044
Eternal Materials Co., Ltd.	1,293,213	1,114,747
Eva Airways Corp.	2,968,374	1,362,063
Evergreen Marine Corp., Ltd. *	2,687,222	1,092,134
Far Eastern International Bank	2,779,282	1,097,666
Far Eastern New Century Corp.	5,138,799	5,010,710
Far EasTone Telecommunications Co., Ltd.	1,919,280	4,598,396
Feng TAY Enterprise Co., Ltd.	464,320	2,906,708

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Holding Co., Ltd.	12,345,038	9,285,938
Formosa Chemicals & Fibre Corp.	4,306,008	12,320,824
Formosa Petrochemical Corp.	1,767,660	5,561,868
Formosa Plastics Corp.	6,179,560	19,686,771
Formosa Taffeta Co., Ltd.	1,409,000	1,570,148
Foxconn Technology Co., Ltd.	1,378,315	3,008,662
Fubon Financial Holding Co., Ltd.	8,976,114	13,180,050
Giant Manufacturing Co., Ltd.	380,752	2,757,942
Globalwafers Co., Ltd.	265,451	2,879,805
Hon Hai Precision Industry Co., Ltd.	14,908,092	43,243,019
Hotai Motor Co., Ltd.	403,000	7,885,515
HTC Corp.	951,778	1,093,388
Hua Nan Financial Holdings Co., Ltd.	11,458,396	8,149,561
Innolux Corp.	10,863,029	2,812,734
Inventec Corp.	3,748,145	2,807,070
Largan Precision Co., Ltd.	127,956	18,599,658
Lite-On Technology Corp.	2,640,107	4,188,105
MediaTek, Inc.	1,843,713	25,470,741
Mega Financial Holding Co., Ltd.	13,758,901	13,663,975
Nan Ya Plastics Corp.	7,120,816	16,687,316
Nanya Technology Corp.	971,000	2,265,948
Novatek Microelectronics Corp.	724,608	5,308,005
OBI Pharma, Inc. *	184,261	854,556
Oriental Union Chemical Corp.	1,119,000	773,861
Pegatron Corp.	2,480,657	5,528,742
Pou Chen Corp.	3,464,792	4,514,036
President Chain Store Corp.	695,400	6,963,003
Quanta Computer, Inc.	3,263,000	6,448,891
Realtek Semiconductor Corp.	589,336	4,452,302
Shin Kong Financial Holding Co., Ltd. *	14,716,062	4,847,394
SinoPac Financial Holdings Co., Ltd.	13,268,699	5,588,331
Synnex Technology International Corp.	1,740,956	2,102,693
Taishin Financial Holding Co., Ltd.	12,708,566	5,935,565
Taiwan Business Bank	6,009,154	2,461,920
Taiwan Cement Corp.	6,132,706	8,321,530
Taiwan Cooperative Financial Holding Co., Ltd.	11,673,651	7,939,177
Taiwan Fertilizer Co., Ltd.	1,014,508	1,612,679
Taiwan Glass Industry Corp.	2,589,311	967,475
Taiwan High Speed Rail Corp.	2,561,000	3,017,582
Taiwan Mobile Co., Ltd.	2,002,524	7,515,085
Taiwan Secom Co., Ltd.	382,000	1,104,289
Taiwan Semiconductor Manufacturing Co., Ltd.	30,130,500	301,201,308
Teco Electric & Machinery Co., Ltd.	2,184,000	1,939,870
The Shanghai Commercial & Savings Bank Ltd.	4,136,000	6,764,438
TPK Holding Co., Ltd. *	456,000	827,990
Transcend Information, Inc.	419,000	981,908
U-Ming Marine Transport Corp.	403,000	445,789
Uni-President Enterprises Corp.	5,925,676	14,080,776
Unimicron Technology Corp.	1,629,348	2,464,542
United Microelectronics Corp.	13,743,850	6,734,421
Vanguard International Semiconductor Corp.	1,118,000	2,623,648
Walsin Lihwa Corp.	3,871,000	1,801,616
Walsin Technology Corp.	622,000	3,465,692
Wan Hai Lines Ltd.	869,000	516,948
Wistron Corp.	3,537,080	3,211,259
Yageo Corp.	492,000	5,321,447
Yuanta Financial Holding Co., Ltd.	13,650,700	8,836,346
Yulon Motor Co., Ltd.	1,068,192	670,454
		842,594,936

Thailand 3.5%
Advanced Info Service PCL NVDR	1,389,200	9,746,352
Airports of Thailand PCL NVDR	5,312,800	13,274,308
Asset World Corp. PCL NVDR *	9,088,200	1,804,557
Security	Number of Shares	Value ($)
B Grimm Power PCL NVDR	929,300	1,629,946
Bangkok Bank PCL NVDR	486,900	2,843,976
Bangkok Dusit Medical Services PCL NVDR	10,921,300	8,891,006
Bangkok Expressway & Metro PCL NVDR	9,998,710	3,573,627
Bangkok Life Assurance PCL NVDR	734,900	530,184
Banpu PCL NVDR	5,487,700	2,106,638
Berli Jucker PCL NVDR	1,267,150	1,908,011
BTS Group Holdings PCL NVDR	10,010,900	4,538,738
Bumrungrad Hospital PCL NVDR	418,200	1,875,274
Central Pattana PCL NVDR	3,049,600	6,282,373
Charoen Pokphand Foods PCL NVDR	4,491,900	4,087,937
CP ALL PCL NVDR	6,508,800	16,370,276
Delta Electronics Thailand PCL NVDR	619,621	953,500
Digital Telecommunications Infrastructure Fund	6,357,400	3,534,519
Electricity Generating PCL NVDR	327,600	3,740,283
Energy Absolute PCL NVDR	2,038,926	2,884,557
Global Power Synergy PCL NVDR	891,168	2,403,580
Gulf Energy Development PCL NVDR	957,008	5,288,999
Home Product Center PCL NVDR	7,477,419	4,082,979
Indorama Ventures PCL NVDR	2,353,900	2,706,975
Intouch Holdings PCL NVDR	2,686,200	5,222,611
IRPC PCL NVDR	12,597,500	1,459,130
Kasikornbank PCL NVDR	2,574,800	13,207,380
Krung Thai Bank PCL NVDR	7,990,800	4,336,862
Krungthai Card PCL NVDR	1,631,600	2,213,803
Land & Houses PCL NVDR	8,276,700	2,684,261
Minor International PCL NVDR	4,450,080	5,669,830
Muangthai Capital PCL NVDR	808,115	1,611,282
Osotspa PCL	1,494,643	2,027,976
PTT Exploration & Production PCL NVDR	1,736,104	6,894,431
PTT Global Chemical PCL NVDR	2,577,914	4,585,518
PTT PCL NVDR	17,931,100	25,664,601
Ratch Group PCL NVDR	1,012,300	2,370,157
Siam City Cement PCL NVDR	112,600	763,895
Siam Makro PCL	465,400	515,956
Thai Airways International PCL NVDR *	1,521,600	347,449
Thai Oil PCL NVDR	1,328,900	3,034,470
Thai Union Group PCL NVDR	3,478,800	1,588,730
The Siam Cement PCL NVDR	1,051,900	13,262,973
The Siam Commercial Bank PCL NVDR	3,062,400	12,262,775
TMB Bank PCL NVDR	50,072,018	2,651,286
Total Access Communication PCL NVDR	879,000	1,556,267
True Corp. PCL NVDR	13,743,766	2,019,436
		221,009,674

Turkey 0.7%
Akbank T.A.S. *	3,324,372	4,497,322
Anadolu Efes Biracilik Ve Malt Sanayii A/S	252,123	951,689
Arcelik A/S *	226,083	791,989
Aselsan Elektronik Sanayi Ve Ticaret A/S	372,042	1,209,371
BIM Birlesik Magazalar A/S	559,280	4,479,304
Coca-Cola Icecek A/S	80,391	484,292
Enka Insaat ve Sanayi A/S	753,339	755,503
Eregli Demir ve Celik Fabrikalari T.A.S.	1,737,123	2,425,651
Ford Otomotiv Sanayi A/S	81,006	899,832
Haci Omer Sabanci Holding A/S	1,110,515	1,759,500
Iskenderun Demir ve Celik A/S	160,651	195,517
KOC Holding A/S	1,038,682	3,620,512
Koza Altin Isletmeleri A/S *	52,681	673,245
Petkim Petrokimya Holding A/S *	1,241,766	776,171
TAV Havalimanlari Holding A/S	244,751	1,146,305
Tekfen Holding A/S	229,408	754,907
Tofas Turk Otomobil Fabrikasi A/S	169,667	717,248
Tupras-Turkiye Petrol Rafinerileri A/S	156,847	3,383,537
Turk Hava YollariI AO *	713,888	1,697,869
Turk Telekomunikasyon A/S *	595,137	700,466

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Turkcell Iletisim Hizmetleri A/S	1,332,461	3,145,847
Turkiye Garanti Bankasi A/S *	2,636,342	4,636,033
Turkiye Is Bankasi A/S, C Shares *	1,737,596	1,860,575
Turkiye Sise ve Cam Fabrikalari A/S	882,550	766,767
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,336,924	1,194,119
Yapi ve Kredi Bankasi A/S *	1,891,779	790,506
		44,314,077

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	3,287,089	6,756,468
Abu Dhabi Islamic Bank PJSC	1,207,742	1,680,182
Air Arabia PJSC *	3,435,605	1,356,228
Aldar Properties PJSC	4,907,805	2,899,402
DAMAC Properties Dubai Co. PJSC *	2,058,991	437,231
Dana Gas PJSC	3,957,738	1,003,132
DP World PLC	204,320	2,562,173
Dubai Financial Market PJSC *	2,305,321	580,543
Dubai Investments PJSC	3,063,798	1,050,974
Dubai Islamic Bank PJSC	2,126,185	3,067,879
Emaar Development PJSC	1,096,236	1,074,405
Emaar Malls PJSC	2,664,267	1,385,391
Emaar Properties PJSC	4,352,602	4,893,959
Emirates Telecommunications Group Co. PJSC	2,142,297	9,506,674
First Abu Dhabi Bank PJSC	5,415,794	22,411,301
		60,665,942
Total Common Stock
(Cost $5,558,948,963)		6,216,183,313

Preferred Stock 2.4% of net assets

Brazil 2.1%
Alpargatas S.A. *	225,227	1,692,811
Azul S.A. *	251,016	3,152,319
Banco Bradesco S.A.	4,999,384	39,455,442
Banco do Estado do Rio Grande do Sul S.A., Class B	218,266	1,039,116
Bradespar S.A.	276,657	2,237,701
Braskem S.A., A Shares	243,565	1,612,323
Centrais Eletricas Brasileiras S.A., B Shares	288,599	2,452,372
Cia Brasileira de Distribuicao	199,035	3,773,300
Cia de Transmissao de Energia Electrica Paulista	246,389	1,290,129
Cia Energetica de Sao Paulo, B Shares	235,730	1,674,746
Companhia Energetica de Minas Gerais	1,207,943	3,728,131
Companhia Paranaense de Energia, B Shares	94,468	1,413,121
Gerdau S.A.	1,349,447	5,425,490
Itausa - Investimentos Itau S.A.	5,418,144	17,004,179
Lojas Americanas S.A.	1,034,374	5,450,383
Petroleo Brasileiro S.A.	4,998,044	34,456,633
Telefonica Brasil S.A.	512,115	6,812,778
Usinas Siderurgicas de Minas Gerais S.A., A Shares	490,353	986,899
		133,657,873

Chile 0.1%
Embotelladora Andina S.A., B Shares	247,140	627,865
Sociedad Quimica y Minera de Chile S.A., B Shares	115,652	2,737,512
		3,365,377

Security	Number of Shares	Value ($)
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,461,664	2,192,811
Grupo de Inversiones Suramericana S.A.	112,824	868,822
		3,061,633

Russia 0.2%
Bashneft PJSC	30,436	816,426
Surgutneftegas PJSC	9,371,621	5,262,512
Tatneft PJSC	155,109	1,665,002
Transneft PJSC	1,770	4,679,057
		12,422,997
Total Preferred Stock
(Cost $129,119,791)		152,507,880

Rights 0.0% of net assets

China 0.0%
Legend Holdings Corp. *(b)	38,995	—
Times China Holdings Ltd. *(b)	39,894	—
Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Thailand 0.0%
Minor International PCL NVDR *	1	—
Total Warrants
(Cost $—)		—

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (c)	3,662,704	3,662,704
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	6,620,867	6,620,867
Total Other Investment Companies
(Cost $10,283,571)		10,283,571

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/20/19	96	4,982,400	(66,566)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,199,879.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,183,759,687	$—	$—	$3,183,759,687
China	2,309,127,614	—	459,931*	2,309,587,545
Greece	23,553,773	—	—*	23,553,773
India	699,044,692	—	237,616	699,282,308
Preferred Stock[1]	152,507,880	—	—	152,507,880
Rights[1]
China	—	—	—*	—
Warrants[1]	—	—	—	—
Other Investment Companies[1]	10,283,571	—	—	10,283,571
Liabilities
Futures Contracts[2]	(66,566)	—	—	(66,566)
Total	$6,378,210,651	$—	$697,547	$6,378,908,198
*	Level 3 amount shown includes securities determined to have no value at November 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV19